As filed with the U.S. Securities and Exchange Commission on August 25, 2026

1933 Act File No. []

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

 FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. ___ [ ]

Post-Effective Amendment No. ___ [ ]

THE RBB FUND TRUST

(Exact Name of Registrant as Specified In Its Charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Send Copies of Communications to:

STEVEN PLUMP	JILLIAN L. BOSMANN, ESQUIRE
615 East Michigan Street	Faegre Drinker Biddle & Reath LLP
Milwaukee, Wisconsin 53202-5207	One Logan Square, Suite 2000
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities being Registered: Shares of common stock, par value $0.001 per share, of Twin Oak Short Horizon Absolute Return ETF and the Twin Oak Active Opportunities ETF, each a series of the Registrant.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The information contained in this Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Proxy Statement/Prospectus is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED: August 25, 2026

Twin oak short horizon absolute return ETF
Twin Oak active opportunities ETF
Each a Series of Manager Directed Portfolios

615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
1-800-617-0004

October [•], 2026

Dear Shareholder:

A Joint Special Meeting of Shareholders (the “Special Meeting”) of the Twin Oak Short Horizon Absolute Return ETF and Twin Oak Active Opportunities ETF (each a “Target Fund” and collectively, the “Target Funds”), each a series of Manager Directed Portfolios (the “Target Trust”), a Delaware statutory trust, is scheduled to be held at 10:00 a.m., Central Time, on November 4, 2026, at the offices of the Target Funds’ administrator, U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Please take the time to carefully read the Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) and cast your vote.

The purpose of the Special Meeting has been called to ask shareholders to:

Vote on the proposals to reorganize each of the Twin Oak Short Horizon Absolute Return ETF (“Target Short Horizon Fund”) and Twin Oak Active Opportunities ETF (“Target Opportunities Fund”) into a corresponding newly-created series Twin Oak Short Horizon Absolute Return ETF (“Acquiring Short Horizon Fund”) and Twin Oak Active Opportunities ETF (“Acquiring Opportunities Fund”) (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) of The RBB Fund Trust (“RBB”), a Delaware statutory trust (each, a “Reorganization” and together, the “Reorganizations”). The Acquiring Funds have no assets or liabilities and will not commence operations until the date of the Reorganizations.

The Reorganizations will not result in any material change to the investment objective, principal and non-principal investment strategies, risks, fundamental and non-fundamental investment limitations and policies, or advisory fees of the Target Funds. Twin Oak ETF Company (the “Adviser”), the investment adviser to the Target Funds, will continue to serve as the investment adviser to the Acquiring Funds.

For the reasons discussed below and in the attached Proxy Statement/Prospectus, and based on the recommendation of the Adviser, the Board of Trustees of the Target Trust (the “Target Board”) has determined that each Reorganization is in the best interests of each Target Fund and its respective shareholders. As a result, the Target Board has approved each Reorganization and has recommended each Reorganization to shareholders (the “Reorganization Proposals”). The Target Board recommends that shareholders vote “FOR” the Reorganizations.

If a Reorganization is approved by shareholders of a Target Fund, each shareholder of such Target Fund will receive a number of shares of the corresponding Acquiring Fund equal in aggregate net asset value to such shareholder’s shares held at the time of the Reorganization. In other words, your shares of the respective Target Fund would in effect be converted into shares of the corresponding Acquiring Fund. Each Acquiring Fund will commence operations upon consummation of the corresponding Reorganization. Each Target Fund would then be dissolved. If approved by the shareholders, the Reorganizations are expected to close in the fourth quarter of 2026.

For federal income tax purposes, the Reorganizations are not expected to result in taxable income or loss for the respective Target Funds or their shareholders. No sales charges or redemption fees will be imposed in connection with the Reorganizations.

If a Reorganization is not approved by its shareholders, or if the other conditions precedent to the Reorganization are not otherwise met or waived, then such Reorganization will not be implemented, and the Target Board will consider additional actions as it deems to be in the best interests of the Target Funds.

The attached Proxy Statement/Prospectus is designed to give you more information about the Reorganization Proposals.

If you are a shareholder of record of a Target Fund as of the close of business on September 14, 2026, the Record Date for the Special Meeting, you are entitled to vote at the Special Meeting and at any adjournment or postponement thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by completing and signing the enclosed Proxy Card.

Whether or not you expect to attend the Special Meeting, it is important that your shares be represented. Please mark, sign and date the enclosed Proxy Card and promptly return it so that the maximum number of shares may be voted. In the alternative, please call the toll-free number on your Proxy Card to vote by telephone. You should use the enclosed instructions to vote by telephone. You can also vote on the internet at the website address listed on your Proxy Card. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Target Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy vote can also be revoked by voting the proxy again at the Special Meeting, through the toll-free number or the Internet address listed in the enclosed voting instructions.

If you have any questions, please call the Proxy Solicitor [•] and they will be glad to assist you.

Thank you for taking the time to consider these important proposals and for your continuing investment in the Target Funds.

Sincerely,

Ryan S. Frank
President
Manager Directed Portfolios

twin oak short horizon absolute return ETF
twin oak active opportunities ETF
Each a Series of Manager Directed Portfolios

Manager Directed Portfolios
615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202
1-800-617-0004

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON NOVEMBER 4, 2026

The Board of Trustees of Manager Directed Portfolios (the “Target Trust”), an open-end management investment company organized as a Delaware statutory trust, has called a joint special meeting of the shareholders of the Twin Oak Short Horizon Absolute Return ETF (the “Target Short Horizon Fund”) and of the Twin Oak Active Opportunities ETF (“Target Opportunities Fund”) (each, a “Target Fund,” and together, the “Target Funds”), each a series of the Target Trust, to be held at the offices of the Target Funds’ administrator, U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, on November 4, 2026 at 10:00 a.m., Central Time (the “Special Meeting”).

At the Special Meeting, you and the other shareholders of the Target Funds will be asked to consider and vote separately upon the following proposals as shown below:

Proposals 1-2: Approve the Agreement and Plan of Reorganization (the “Reorganization Proposals”)

To approve the Agreement and Plan of Reorganization (the “Plan”) by and among the Target Trust, on behalf of each Target Fund, and The RBB Fund Trust (“RBB Trust”), on behalf of its newly formed series set forth in the table below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) and Twin Oak ETF Company (“Twin Oak”), the Target Funds’ investment adviser. Pursuant to the Plan, each Target Fund, as indicated below, will transfer all of its assets to the corresponding Acquiring Fund, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund, in each case as described in the Plan, followed by the distribution of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation of the Target Fund. The consummation of one proposed reorganization is not contingent upon the consummation of the other proposed reorganization. However, a Target Fund shall not be obligated to consummate its proposed Reorganization if the other Target Fund has not obtained the requisite shareholder approval with respect to that Target Fund.

Proposal	Target Fund (each a series of the Target Trust)	Acquiring Fund (each a series of the RBB Trust)
1	Twin Oak Short Horizon Absolute Return ETF	Twin Oak Short Horizon Absolute Return ETF
2	Twin Oak Active Opportunities ETF	Twin Oak Active Opportunities ETF

Only shareholders of record at the close of business on September 14, 2026, the Record Date for the Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponement, continuation or adjournment thereof. The Notice of Joint Special Meeting of Shareholders, Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) and Proxy Card are expected to be mailed on or about October [•], 2026 to such shareholders of record.

The Target Board recommends that you vote “FOR” the proposed reorganizations.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting, we urge you to authorize proxies to cast your vote, commonly referred to as “proxy voting”. Whether or not you expect to attend the Special Meeting, please submit your vote by toll-free telephone or through the internet according to the enclosed voting instructions. You may also vote by completing, dating and signing your Proxy Card and mailing it in the enclosed postage prepaid envelope. Your prompt voting by proxy will help ensure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Target Trust at the address noted in the Proxy Statement/Prospectus or by voting at the Special Meeting. A prior proxy can also be revoked by voting your proxy again through the toll-free number or Internet website address listed in the enclosed voting instructions.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on November 4, 2026, at 10:00 a.m. Central Time, or any adjournment or postponement thereof. This Notice of Special Meeting of Shareholders and the combined Proxy Statement/Prospectus are available on the Internet at [•] or by calling [•]. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By Order of the Board of Trustees of Manager Directed Portfolios

Amber C. Kopp
Secretary
Manager Directed Portfolios

October [•], 2026

YOUR VOTE IS IMPORTANT.
PLEASE RETURN YOUR PROXY CARD PROMPTLY OR VOTE BY
TOLL-FREE TELEPHONE OR INTERNET IN ACCORDANCE
WITH THE INSTRUCTIONS NOTED ON THE ENCLOSED PROXY CARD.

We urge you to submit your proxy as soon as possible. To vote, you may use any of the following methods:

By Internet. Have your proxy card available. Go to the website listed on your card. Follow the instructions found on the website.

By Telephone. Have your proxy card available. Call the toll-free number listed on your card. Follow the recorded instructions.

By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage-paid envelope.

At the Meeting. Shareholders of record as of the close of business on [•], 2026, will be able to attend and participate in the Special Meeting. Even if you plan to attend the Special Meeting, we recommend that you also authorize your proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting.

v

twin oak short horizon absolute return ETF
twin oak active opportunities ETF
Each a Series of Manager Directed Portfolios

Manager Directed Portfolios
615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202
1-800-617-0004

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

YOUR VOTE IS VERY IMPORTANT!

Below are some commonly asked questions that are intended to help you understand the proposals on which shareholders of the Twin Oak Short Horizon Absolute Return ETF (“Target Short Horizon Fund”) and Twin Oak Active Opportunities ETF (“Target Opportunities Fund”) (each, a “Target Fund” and collectively, the “Target Funds”), are being asked to vote. The proposals are described in more detail in the enclosed Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”), which you should read carefully.

QUESTION: WHAT IS THIS DOCUMENT AND WHY DID YOU SEND IT TO ME?

ANSWER: At a meeting of the Board of Trustees (the “Target Board”) of Manager Directed Portfolios (the “Target Trust” or a “Trust”) held on August 18, 2026, the Target Board approved a plan to reorganize the Target Short Horizon Fund and Target Opportunities Fund, into corresponding newly-created series, the Twin Oak Short Horizon Absolute Return ETF (“Acquiring Short Horizon Fund”) and Twin Oak Active Opportunities ETF (“Acquiring Opportunities Fund”) (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) of The RBB Fund Trust (“Acquiring Trust” or a "Trust") that will be managed by Twin Oak ETF Company (“Twin Oak” or the “Adviser”), the Target Funds’ current investment adviser. Each Acquiring Fund will commence operations upon consummation of its respective reorganization (each, a “Reorganization” and together, the “Reorganizations”).

Target Fund (each a series of the Target Trust)	Acquiring Fund (each a series of the Acquiring Trust)
Twin Oak Short Horizon Absolute Return ETF	Twin Oak Short Horizon Absolute Return ETF
Twin Oak Active Opportunities ETF	Twin Oak Active Opportunities ETF

In approving the Reorganizations, the Target Board determined that participation in each Reorganization is in the best interests of each Target Fund and its respective shareholders, and that the interests of existing shareholders in the Target Funds will not be diluted as a result of the transactions contemplated by the Reorganizations. For more information regarding the factors considered by the Target Board in coming to these conclusions, please review “Reasons for the Reorganization” in this Proxy Statement/Prospectus.

Shareholder approval is needed to proceed with the Reorganizations and a joint special shareholder meeting will be held on November 4, 2026 (the “Special Meeting”) to consider the proposals.

We are sending this document to you for your use in deciding whether to approve the Reorganization for your Target Fund(s) at the Special Meeting. This document includes a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus, and a Proxy Card.

QUESTION: WHAT IS THE PURPOSE OF THE REORGANIZATION FOR MY TARGET FUND?

ANSWER: The purpose of each Reorganization is to move the respective Target Fund from the Target Trust into the Acquiring Trust. Twin Oak serves as investment adviser to other series of the Acquiring Trust and believes there will be operational efficiencies if the Target Funds move into the Acquiring Trust.

QUESTION: ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE TARGET FUNDS AND ACQUIRING FUNDS?

ANSWER: No. There are no material differences between the investment objectives, strategies and policies and portfolio management of the Target Funds and their respective Acquiring Funds.

QUESTION: HOW WILL THE PROPOSED REORGANIZATIONS AFFECT THE FEES AND EXPENSES I PAY AS A SHAREHOLDER OF AN ACQUIRING FUND?

ANSWER: Following the Reorganizations, the total annual fund operating fees and expenses of each Acquiring Fund are expected to be the same as those of the corresponding Target Fund.

The contractual management fees of the Acquiring Fund and their corresponding Target Fund will also be the same. Pursuant to the Investment Advisory Agreement between the Target Trust, on behalf of the Target Short Horizon Fund and Twin Oak, the Target Short Horizon Fund pays Twin Oak an annual management fee of 0.45% based on the Target Short Horizon Fund’s average daily net assets. Twin Oak has contractually agreed to reduce the Target Short Horizon Fund’s management fee from 0.45% to 0.25% of the Fund’s average daily net assets. This agreement will remain in effect through at least September 30, 2027 unless terminated sooner by mutual agreement of the Target Trust’s Board of Trustees and Twin Oak.  Similarly, pursuant to the Investment Advisory Agreement between the Target Trust, on behalf of the Target Opportunities Fund and Twin Oak, the Target Opportunities Fund pays Twin Oak an annual management fee of 0.99% based on the Target Opportunities Fund’s average daily net assets. Twin Oak has voluntarily agreed to reduce the Target Opportunities Fund’s management fee from 0.99% to 0.35% of the Fund’s average daily net assets. The voluntary fee waiver may be discontinued at any time and shareholders will be given 30 days’ written notice in the event the waiver is discontinued. Following the Reorganizations, the Acquiring Short Horizon Fund will pay Twin Oak an annual management fee of 0.45%, and the Acquiring Opportunities Fund will pay Twin Oak an annual management fee of 0.99%. Twin Oak has committed to keeping the contractual and voluntary fee waivers in place post-reorganizations.

QUESTION: WILL THERE BE CHANGES IN THE MANAGEMENT AND OPERATION OF THE TARGET FUNDS?

ANSWER: After the Reorganizations, the Target Funds’ investment adviser, Twin Oak, will continue to serve as the investment adviser to the Acquiring Funds and Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) will continue to serve as the Acquiring Funds’ sub-adviser. The Acquiring Funds’ portfolio management team is expected to be the same as the Target Funds’ current portfolio management team. Thus, there will be no change in the day-to-day management of the Target Funds’ investment portfolios.

The Acquiring Funds will operate under a manager of managers structure pursuant to an order issued by the SEC (the “Order”) that permits Twin Oak to appoint or replace sub-advisers to manage all or a portion of a Fund’s assets and enter into, amend or terminate a sub-advisory agreement, in each case subject to the approval of the Board, but without obtaining shareholder approval. Although the manager of managers structure will apply to both Acquiring Funds, neither Twin Oak nor the Board of Trustees of RBB (the “Acquiring Board”) has any current intention of replacing or terminating ETC as subadvisor to the Acquiring Funds in reliance on the Order.

As series of the Target Trust, the Target Funds use a number of service providers that deliver an array of services to the Target Trust. These services include administration, fund accounting, transfer agency, custody, distribution, legal, compliance and auditing services (“Third Party Service Arrangements”). Many of the Third Party Service Arrangements will be the same if the Reorganizations are approved. However, the Target Trust and Acquiring Trust have retained different service providers for distribution, legal and compliance services. Third Party Service Arrangements will be provided to the Acquiring Funds by U.S. Bank N.A., Quasar Distributors, LLC, U.S. Bank Global Fund Services, Cohen & Company, Ltd., Vigilant Compliance, LLC, and Faegre Drinker Biddle & Reath LLP. The changes in Third Party Service Arrangements are not expected to result in any changes to the costs to shareholders as the Acquiring Funds pay Twin Oak a unitary fee and the Third Party Service Arrangements will be paid by Twin Oak and not the Acquiring Funds.

In addition, the Acquiring Board and officers are different from the Target Board and officers.

QUESTION: HOW WILL THE REORGANIZATIONS WORK?

ANSWER: Pursuant to the Agreement and Plan of Reorganization (the “Plan”) (which is attached as Appendix A), each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in return for shares of the Acquiring Fund. Each Target Fund will then distribute pro rata the shares it receives from the corresponding Acquiring Fund to its shareholders. Shareholders of the Target Fund will become shareholders of the Acquiring Fund, and each shareholder will hold shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Target Fund that the shareholder held prior to the Reorganization. Neither the Target Funds nor the Acquiring Funds issue fractional shares, but shareholders may have purchased fractional shares of the Target Funds on their respective national securities exchange on which they are listed. In instances where shareholders hold fractional shares of the Target Funds, shareholders may receive cash in lieu of fractional shares of the Acquiring Funds in the Reorganization. If the Plan is carried out as proposed, it is expected that, for federal income tax purposes, the transaction will not directly result in taxable income or loss for the Target Funds or their shareholders, see "INFORMATION ABOUT THE REORGANIZATIONS - Federal Income Tax Consequences" in this Proxy Statement/Prospectus. Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposals.

QUESTION: HOW WILL THIS AFFECT MY INVESTMENT?

ANSWER: The Reorganizations will not affect the value of your investment at the time of the respective Reorganization and your interest in a Target Fund will not be diluted. Following the Reorganization of your Target Fund, you will be a shareholder of the corresponding Acquiring Fund. There are no material differences between the investment objectives, strategies and policies of the Target Funds. For additional information about the differences in the investment strategies between the Target Funds and the Acquiring Funds, see “COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES” in this Proxy Statement/Prospectus.

Twin Oak, the investment adviser of the Target Funds and the Acquiring Funds, will manage the Acquiring Funds the same as the Target Funds. The primary differences will be that (i) service providers that provide Third Party Service Arrangements to the Target Funds will change, (ii) the Acquiring Funds will be part of the Acquiring Trust instead of the Target Trust, and (iii) the Acquiring Board will have a Board of Trustees comprised of different individuals than the individuals that comprise the Target Board.

QUESTION: HOW DO THE TARGET FUNDS AND ACQUIRING FUNDS CHARTER DOCUMENTS COMPARE?

ANSWER: The Target Trust, of which the Target Funds are series, and the Acquiring Trust, of which the Acquiring Funds are series, are each organized as a Delaware statutory trust. The Target Trust is governed by both the Delaware Statutory Trust Act (the "Delaware Act"), the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), and By-Laws, as amended. The Acquiring Trust is governed by the Delaware Act, the Acquiring Trust’s Amended and Restated Agreement and Declaration of Trust, and By-Laws, as amended. See "INFORMATION ABOUT THE REORGANIZATIONS - Charter Documents" in this Proxy Statement/Prospectus.

Under the Delaware Act, shareholders are generally shielded from personal liability for an entity’s debts or obligations. Importantly, the Target Funds and Acquiring Funds must comply with the Investment Company Act of 1940, as amended (the “1940 Act”) and certain other federal securities laws. As a result, many issues that may arise in the course of a Target Fund’s and Acquiring Fund’s operations are addressed under federal, rather than state law or the applicable Trust’s declaration of trust or by-laws.

QUESTION: WHAT WILL HAPPEN IF A REORGANIZATION IS NOT APPROVED?

ANSWER: If shareholders of a Target Fund do not approve its respective Reorganization, then the Target Board will consider other alternatives for that Target Fund, which may include continuing to operate the Target Fund in its current structure, merging the Target Fund with another fund, or liquidating the Target Fund. The consummation of one Reorganization is not contingent upon the consummation of the other Reorganization.

QUESTION: WHY DO I NEED TO VOTE?

ANSWER: Your vote is needed to ensure that a quorum is present at the Special Meeting so that the proposals can be acted upon. Your immediate response, even if you are a small investor, on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

QUESTION: HOW DOES THE TARGET BOARD SUGGEST THAT I VOTE ON THE REORGANIZATION PROPOSALS?

ANSWER: After careful consideration and upon recommendation of Twin Oak, the Target Board recommends that you vote “FOR” each Reorganization.

QUESTION: WHO IS PAYING FOR EXPENSES RELATED TO THE SPECIAL MEETING AND THE REORGANIZATIONS?

ANSWER: The expenses of the Reorganizations shall be borne by Twin Oak or its affiliate whether or not each Reorganization is consummated. None of the Target Funds and their shareholders and none of the Acquiring Funds and their shareholders will pay any front-end sales charges, contingent deferred sales charges or redemption/exchange fees in connection with the proposed Reorganizations. [•] (the "Proxy Solicitor") has been engaged by Twin Oak as the proxy solicitor. The estimated cost for the solicitation of proxies in connection with the Reorganizations is $[•].

The material terms of the engagement are as follows:

•         Engagement purpose: The Proxy Solicitor was retained in connection with the shareholder meeting of the Target Funds scheduled for November 4, 2026.

•          Scope of services includes:

o        [Provide proxy-related services, including mailing, tabulation, proxy solicitation, consulting, campaign implementation, project management, shareholder analysis, daily tabulation reporting, solicitation strategy support, and final meeting reports and vote-certification affidavits.

o        Assist with the drafting of proxy materials and, if requested, print proxy statements for beneficial accounts.

o        Assist with street-name holder and trust company searches, beneficial account setup and voting, and mail and tabulation management for registered accounts.

o        Design and implement solicitation tactics, develop and implement inbound and outbound scripts, and communicate daily with the issuer regarding solicitation strategy and tactical considerations.]

•         [Indemnification: Twin Oak agrees to indemnify the Proxy Solicitor and related indemnified persons for losses, claims, damages, liabilities, and expenses arising out of or relating to the engagement letter, the services, or related proceedings; provided that the indemnity does not apply to losses resulting from an indemnified person's bad faith, willful misconduct, or gross negligence, as determined by a final, non-appealable court decision.]

•         [Limitation of liability: No party is liable to another party for special, indirect, consequential, or punitive damages, including lost profits, business, or anticipated savings, to the fullest extent permitted by law.]

QUESTION: HOW DO I CAST MY VOTE?

ANSWER:

You can vote in any one of four ways:

•         By mail, by sending the enclosed proxy card (signed and dated) in the enclosed envelope;

•         Through the Internet, by going to the website listed on your proxy card;

•         By telephone, using the toll-free number listed on your proxy card; or

•         In person, by attending the Special Meeting.

Whichever method you choose, please take the time to read the full text of the Proxy Statement/Prospectus before you vote.

QUESTION: WHO DO I CALL IF I HAVE QUESTIONS?

ANSWER: Please call the Proxy Solicitor, the Target Funds’ information agent, at [•]. Representatives are available to assist you Monday through Friday [9 a.m. to 10 p.m. Eastern Time].

x

COMBINED PROXY STATEMENT AND PROSPECTUS
October [•], 2026

PROXY STATEMENT FOR:

twin oak short horizon absolute return ETF
Twin Oak Active Opportunities ETF
Each a Series of Manager Directed Portfolios

615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-617-0004

PROSPECTUS FOR:

twin oak short horizon absolute return ETF
Twin Oak Active Opportunities ETF

Each a Series of The RBB Fund Trust

615 East Michigan Street
Milwaukee, Wisconsin 53202
609-731-6256

INTRODUCTION

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees of Manager Directed Portfolios (the “Target Board”) for use at a Joint Special Meeting of Shareholders (the “Special Meeting”) of the Twin Oak Short Horizon Absolute Return ETF (“Target Short Horizon Fund”) and Twin Oak Active Opportunities ETF (“Target Opportunities Fund”) (each, a “Target Fund” or collectively, the “Target Funds”), each a series of Manager Directed Portfolios (the “Target Trust”), to be held at the offices of the Target Funds’ administrator, U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, on November 4, 2026 at 10:00 a.m., Central Time and at any and all adjournments thereof.

At the Special Meeting, you and the other shareholders of each Target Fund will be asked to consider and vote upon the following proposals:

Proposals 1-2: Approve the Agreement and Plan of Reorganization

To approve the Agreement and Plan of Reorganization (the “Plan”) by and among the Target Trust, on behalf of each Target Fund, The RBB Fund Trust (“Acquiring Trust”), on behalf of its newly formed series set forth in the table below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), and Twin Oak ETF Company (“Twin Oak”), the Target Funds’ investment adviser. Pursuant to the Plan, each Target Fund, as indicated below, will transfer all of its assets to the corresponding Acquiring Fund, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund, in each case as described in the Plan, followed by the distribution of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation of the Target Fund (each, a “Reorganization” and together, the “Reorganizations”).

Proposal	Target Fund	Acquiring Fund
1	Twin Oak Short Horizon Absolute Return ETF	Twin Oak Short Horizon Absolute Return ETF
2	Twin Oak Active Opportunities ETF	Twin Oak Active Opportunities ETF

Only shareholders of record at the close of business on September 14, 2026 (the “Record Date”), will be entitled to notice of, and to vote at, the Special Meeting or any postponement, continuation or adjournment thereof. The Notice of Joint Special Meeting of Shareholders, Proxy Statement/Prospectus and Proxy Card are expected to be mailed on or about October [•], 2026 to such shareholders of record.

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Target Trust, by voting at the Special Meeting, or by voting the proxy again through the toll-free number or through the internet address listed in the enclosed voting instructions.

Each Target Fund is a series of the Target Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust. Each Acquiring Fund is a series of the Acquiring Trust, an open-end management investment company registered with the SEC and organized as a Delaware statutory trust. The Acquiring Funds currently have no assets or liabilities and will not commence operations until the date of the proposed Reorganizations. Because of this, the Acquiring Funds have not published any annual or semiannual reports to date.

The Target Short Horizon Fund’s and Target Opportunities Fund’s Prospectus dated September [•], 2026, and the Target Fund’s Annual Form N-CSR for the fiscal year ended May 31, 2026 has been filed with the SEC. Copies of these documents, along with the current Statement of Additional Information (“SAI”) of the Target Funds dated September [•], 2026 and the SAI, dated October [•], 2026, relating to this Proxy Statement/Prospectus, are available upon request and without charge by writing to the Target Trust or by calling 1-800-617-0004 or by visiting the Target Funds’ website at https://twinoaketfs.com.

The Target Short Horizon Fund and the Acquiring Short Horizon Fund is or will be listed on the NYSE Arca, Inc. and the Target Opportunities Fund and the Acquiring Opportunities Fund is or will be listed on Cboe BZX Exchange, Inc. (each, an “Exchange” and together, the “Exchanges”). Reports, proxy statements, and other information concerning the Target Funds and the Acquiring Funds can be inspected at the offices of the Exchanges.

For more information regarding the Target Funds, the Acquiring Funds and the proposed Reorganizations, see the following documents, which have been filed with the SEC:

1.	The prospectus of the Target Funds dated September [•], 2026 (Accession No. [•]), which is incorporated by reference into and considered a part of this Proxy Statement/Prospectus.
2.

The audited financial statements and related independent registered public accounting firm’s report for the Target Funds contained in the Target Fund’s annual Form N-CSR for the fiscal year ended May 31, 2026 (Accession No. 0001133228-26-011264), which is incorporated by reference and considered a part of this Proxy Statement/Prospectus.

3.	The SAI, dated October [•], 2026, relating to this Proxy Statement/Prospectus, which is incorporated by reference into and considered part of this Proxy Statement/Prospectus.

Accompanying this Proxy Statement/Prospectus at Appendix A is a copy of the Agreement and Plan of Reorganization pertaining to the Reorganizations.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal and investing in an Acquiring Fund. You should read it and keep it for future reference. An SAI dated October [•], 2026, relating to this Proxy Statement/Prospectus, contains more information about the Reorganizations and the Acquiring Funds. The SAI has been filed with the SEC and is available upon request without charge by calling toll free [•] or by visiting the Target Funds’ website at https://twinoaketfs.com.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Proxy Statement/Prospectus are not deposits or obligations of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in an Acquiring Fund involves investment risk, including the possible loss of principal.

xiv

PROXY STATEMENT/PROSPECTUS
October [•], 2026

TABLE OF CONTENTS

PROPOSALS 1-2: APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

OVERVIEW	1
The Reorganizations	1
The Funds	1
Comparison of Fees and Expenses	2
Fund Performance	3
Portfolio Turnover	6
Comparison of Investment Objectives and Strategies	6
Investment Risks	10
Comparison of Key Features of the Funds	29
INFORMATION ABOUT THE REORGANIZATIONS	29
Summary of the Reorganization Proposals	29
Description of each Acquiring Fund’s Shares	30
Board Considerations Relating to the Proposed Reorganizations	30
Federal Income Tax Consequences	31
Charter Documents	33
Pro Forma Capitalization	36
ADDITIONAL COMPARISONS OF THE TARGET AND ACQUIRING FUNDS	36
Investment Restrictions	36
Board Members	36
Service Providers	38
Purchase and Sale of Shares	38
Tax Information	39
Financial Intermediary Compensation	39
VOTING INFORMATION	39
Quorum and Voting	39
Shareholders Entitled to Vote	40
Method and Cost of Solicitation	40
Security Ownership of Certain Beneficial Owners and Management	40
Interest of Certain Persons in the Transaction	41
FURTHER INFORMATION ABOUT TARGET FUNDS AND ACQUIRING FUNDS	41
Other Business	42
Shareholder Meetings and Proposals	42
Legal Matters	42
Independent Registered Public Accounting Firm	42
APPENDIX A FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B FUNDAMENTAL INVESTMENT POLICIES	B-1
APPENDIX C SHAREHOLDER POLICIES AND PROCEDURES	C-1
APPENDIX D FINANCIAL HIGHLIGHTS	D-1

PROPOSALS 1-2: APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

OVERVIEW

This overview is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Target Funds with those of the Acquiring Funds (each a “Fund” and collectively, the “Funds”). This overview is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the Prospectus for the Target Funds.

The Reorganizations

Pursuant to the Agreement and Plan of Reorganization (the “Plan”), each Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange solely for shares of that Acquiring Fund. Each Target Fund will then distribute the corresponding Acquiring Fund shares that it receives to its shareholders in complete liquidation. A Schedule of Investments of each Target Fund modified to show the effect of such change is not required and therefore, not included. There are no material differences in the accounting policies of each Target Fund as compared to the corresponding Acquiring Fund.

The result of the Reorganizations is that shareholders of the Target Funds will become shareholders of the corresponding Acquiring Funds. No front-end sales charges, contingent deferred sales charges or redemption fees will be imposed in connection with the Reorganizations. If shareholders of a Target Fund do not vote to approve its Reorganization, then the Target Board will consider other possible courses of action in the best interests of shareholders, which may include continuing to operate such Target Fund in its current structure, merging the Target Fund with another fund or liquidating the Target Fund. The consummation of one proposed reorganization is not contingent upon the consummation of the other proposed reorganization. However, a Target Fund shall not be obligated to consummate its proposed reorganization if the other Target Fund has not obtained the requisite shareholder approval with respect to that Target Fund.

The Target Board, which is comprised solely of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has concluded that each Reorganization would be in the best interests of each Target Fund and its shareholders and that the interests of existing shareholders in each Target Fund will not be diluted as a result of the transactions contemplated by the Reorganizations. The Target Board and Twin Oak each recommends that you vote “FOR” approval of the Reorganizations.

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganizations so qualify, shareholders of the Target Funds will not recognize a gain or loss in the transactions. Nevertheless, the sale of securities by a Target Fund prior to a Reorganization, whether in the ordinary course of business or in anticipation of a Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. Shareholders should consult their own tax advisers concerning the potential tax consequences of a Reorganization to them, including foreign, state and local tax consequences.

The Funds

The Acquiring Trust is an open-end management investment company organized as a Delaware statutory trust on August 29, 2014 that offers redeemable shares of beneficial interest in multiple series. The Acquiring Funds are newly-created series of the Acquiring Trust.

The Target Trust is an open-end management investment company organized as a Delaware statutory trust on April 4, 2006 that offers redeemable shares of beneficial interest in multiple series. The Target Funds are series of the Target Trust.

If a Reorganization is approved, shareholders of the corresponding Target Fund will receive shares of the corresponding Acquiring Fund.

Comparison of Fees and Expenses

The following tables compare the current fees and expenses of each Target Fund with those of the corresponding Acquiring Fund. Because the Acquiring Funds were not operational as of the date of this Proxy Statement/Prospectus, the expenses shown for each Acquiring Fund are based, in part, on estimates. The tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Target Funds and the Acquiring Funds. The tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown below.

The tables below compare the actual fees and expenses of each Target Fund for the most recent fiscal year ended May 31, 2026 with the current estimated fees and expenses for each class of shares of the Acquiring Fund on a pro forma basis assuming the Reorganizations had occurred on May 31, 2026.

Twin Oak Short Horizon Absolute Return ETF

Comparison of Shareholder Fees

	Current Shares (Target Short Horizon Fund)	Pro Forma Shares (Acquiring Short Horizon Fund)
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

	Current Shares (Target Short Horizon Fund)	Pro Forma Shares (Acquiring Short Horizon Fund)
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses(1)	0.01%	0.01%(2)
Total Annual Fund Operating Expenses	0.46%	0.46%
Less Fee Waiver (3)	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.26%	0.26%

2

(1)	Other Expenses include interest expense.
(2)	Estimated for the current fiscal year.
(3)

 Twin Oak has contractually agreed to reduce the management fees for the Target Short Horizon Fund through at least September 30, 2027 and the Acquiring Short Horizon Fund through at least [December 31, 2027] from 0.45% to 0.25% of the respective Fund’s average daily net assets. This agreement will remain in effect through the aforementioned dates unless terminated sooner by mutual agreement of the applicable Trust’s Board of Trustees and Twin Oak.

Twin Oak Active Opportunities ETF

Comparison of Shareholder Fees

	Current Shares (Target Opportunities Fund)	Pro Forma Shares (Acquiring Opportunities Fund)
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.00%	0.00%(1)
Acquired Fund Fees and Expenses(2)	0.05%	0.05%
Total Annual Fund Operating Expenses	1.04%	1.04%

(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Examples

The Examples are intended to help you compare the cost of investing in the Acquiring Funds with the cost of investing in each of the Target Funds and other funds, assuming the Reorganizations have been completed. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The fee waiver agreement for the Target Short Horizon Fund discussed above is reflected only through September 30, 2027. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you hold or redeem all of your shares at the end of the time periods indicated:

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	1 Year	3 Years	5 Years	10 Years
Target Short Horizon Fund	$27	$127	$238	$560
Acquiring Short Horizon Fund	$27	$127	$238	$560
Target Opportunities Fund	$101	$315	$547	$1,213
Acquiring Opportunities Fund	$101	$315	$547	$1,213

The Examples above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Fund Performance

The following information shows the past performance of the Target Short Horizon Fund. No performance information is presented for the Target Opportunities Fund because it does not have a full calendar year of operations as of December 31, 2025. No performance information is presented for the Acquiring Funds because they have not yet commenced operations. If the Reorganizations are approved, each Acquiring Fund will assume the performance history of its corresponding Target Fund (each a "Predecessor Fund").

Bar Chart and Performance Table

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Target Short Horizon Fund. The bar chart shows the performance of the Target Short Horizon Fund’s Shares for one year. The table for the Target Short Horizon Fund shows how the Target Short Horizon Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index and a more narrowly tailored index.

The performance information that follows reflects the performance of the Target Short Horizon Fund from inception until December 31, 2025. The Target Short Horizon Fund’s past performance (before or after taxes) is not necessarily an indication of how the Target Short Horizon Fund or the Acquiring Short Horizon Fund will perform in the future. Updated performance information, current through the most recent month end is available on the Target Funds’ website at https://twinoaketfs.com.

Target Short Horizon Fund

Calendar Year Annual Returns (Year Ended December 31):

[Add performance graph here]

The Fund's year-to-date return through June 30, 2026 was 1.63%.

During the periods shown in the bar chart, the highest return for a quarter was 1.06% during the quarter ended September 30, 2025 and the lowest return for a quarter was 1.02% during the quarter ended June 30, 2025.

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	Average Annual Total Returns for the Periods Ended December 31, 2025
	1 Year	Since Inception (8/19/2024)
– Return Before Taxes	4.23%	4.27%
– Return After Taxes on Distributions*	4.23%	4.27%
– Return After Taxes on Distributions and Sale of Fund Shares	2.50%	3.26%
– Bloomberg U.S. Aggregate Index **	7.30%	3.93%
– Bloomberg U.S. Treasury Bills: 1-3 Months Index	4.29%	4.49%

*

After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts). [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

**	Broad-based securities market index.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions and other market-related fees, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. The Acquiring Funds do not have a portfolio turnover rate to report because they have not yet commenced operations. For the fiscal year ended May 31, 2026, each Target Fund’s portfolio turnover rate was the following percentage of the average value of such Fund’s portfolio.

Fund	Portfolio Turnover
Target Short Horizon Fund	0%(1)
Target Opportunities Fund	2%

(1)    Because amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less are excluded from the portfolio turnover calculation and these are the only types of instruments held by the Fund, the Fund does not report a portfolio turnover rate.

Comparison of Investment Objectives and Strategies

Twin Oak, the current investment adviser to the Target Funds, will continue to serve as investment adviser to the Acquiring Funds and the same portfolio managers currently managing each Target Fund are expected to continue to manage the corresponding Acquiring Fund. Exchange Traded Concepts, LLC (“ETC” or “Sub-Adviser”), the current sub-adviser to the Target Funds, will continue to serve as the sub-adviser of the Acquiring Funds, providing proxy voting, trading and other services.

This section compares the investment objective, principal investment strategies and non-fundamental

5

investment policies of each Target Fund and each corresponding Acquiring Fund. The investment objective of each Target Fund is the same as the investment objective of its corresponding Acquiring Fund. The principal investment strategy of each Target Fund is the same as the investment strategy of its corresponding Acquiring Fund.

	Target SHORT HORIZON Fund	Acquiring SHORT HORIZON Fund
Investment Objective	The Target Short Horizon Fund seeks capital appreciation with low price volatility.	Same.

6

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to provide capital appreciation with low price volatility. The Adviser considers ‘low price volatility’ to mean stable returns. The Fund seeks to achieve its objective principally by utilizing defined risk options to generate an absolute return while maintaining a short duration between zero and one year. Defined risk options are options for which the maximum loss for any option during each expiry period is no more than the premium invested to enter the option position.  The Fund will not use leverage and does not engage in selling unhedged (“naked”) options. The Fund will invest in long calls, long puts, and debit spread options. The allocation between various strategies will be based on an assessment by the portfolio managers of the attractiveness of either strategy given current economic and market conditions and the existing holdings of the Fund. In any scenario, long calls will always be paired with long puts and for the vertical debit spreads, long vertical debit call spreads will be paired with long vertical debit put spreads. The primary factors informing the Adviser’s assessment will be price, duration, liquidity, and risk of a position and its impact on the Fund’s overall portfolio. The Adviser believes the Fund’s options trading strategy will contribute to the Fund’s objective of capital appreciation when the value of the underlying asset declines (in the case of put options or vertical debit put spreads) or rises (in the case of call options or vertical debit call spreads).  The Adviser expects the option strategies to contribute to low price volatility because a call option and a put option position will always be paired together, for both the long call and long put strategy and the vertical debit spread strategy, and the price movements in the options often move inverse to each other, creating lower Fund-level volatility. To implement these strategies the Fund will purchase and sell option contracts including exchange-listed options, over-the counter options (“OTC Options”) or FLexible EXchange® Options (“FLEX Options”) or a combination. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). Options held by the Fund will include options on domestic equity securities of any market capitalization, options on ETFs that primarily invest in domestic equity securities of any market capitalization, individual equity securities of any market capitalization, and options on equity indices of any market capitalization. The Fund may also hold direct investments in the assets underlying the options as part of the redemption process with authorized participants. The minimum expiry date of an option is zero days and the maximum expiry date is one year.

Call Options. Purchasing a call option gives the Fund the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (“American-style options”) or at the expiration date (“European-style options”). The buyer of the call option pays an amount (“Premium”) for buying the

Same.

7

option. In the event the reference asset appreciates above the strike price, the Fund can exercise the option and receive the reference asset (for physically settled options) or receive the difference between the value of the reference asset and the strike price (for cash settled options). In the event the reference asset closes below the strike price, the call option may end up worthless. In such a case, the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.

Put Options. Purchasing a put option gives the Fund the right to sell shares of a reference asset at a strike price until the expiration date (“American-style options”) or at the expiration date (“European-style options”). The buyer of the put option pays an amount (“Premium”) for buying the option. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to sell the reference asset at the strike price by delivering the reference asset (for physically settled options) or receive the difference between the strike price and the value of the reference asset (for cash settled options). In the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid. For the long call and long put strategy, the maximum gain on a long call position is, in theory, infinite and the maximum gain on a long put option is 100% of the Fund’s portfolio.

Illustration of the Fund’s Long Call and Long Put Strategy

This position involves buying a long call and long put. The illustration results in a net purchase price of $19. If the underlying security expires between $90 to $110, the strategy will pay the Fund $20, resulting in a net $1 gain or a 5% net return. If the underlying security expires outside of $90 to $110, the Fund will realize more than $20.

Vertical Debit Spread. A vertical debit spread is an option trading strategy whereby the Fund sells one option and simultaneously purchases another of the same type (either both puts or both calls),

8

but with different strike prices while having the same expiration date. A debit spread leads to an initial expense (net debit) for the Fund because it buys an option at a higher premium and sells another option at a lower premium on the same reference asset. Here, the option bought is nearer to the market price or more in the money (“closer to the money”), while the option sold is more distant from the market price or more out of the money. The debit spreads may be comprised of put spreads and/or call spreads. The Fund’s maximum profit is the difference between the strike prices minus the initial debit. In contrast, the Fund’s maximum loss at the time of the option’s expiration is confined to the initial net debit paid. In determining whether to employ the vertical debit spread strategy, the Fund’s portfolio managers will assess the pricing of the vertical debit spread compared to the pricing of long calls and long puts. When the vertical debit spread’s price, which is influenced by its duration and strike prices, is more attractive than those of available call and put options, the Adviser will utilize the vertical debit spread strategy, after taking into account other risks at the time.

Illustration of the Fund’s Vertical Debit Spread Strategy

This position involves buying a long call spread and long put spread. The illustration results in a net purchase price of $19. Regardless of the price of the underlying security at expiry, the strategy will pay the Fund $20, resulting in a net $1 gain or a 5% net return.

While the maximum loss on any individual option position is the total premium paid, the Adviser anticipates the maximum loss potential to be limited if a position is held through maturity as the Adviser will pair a put strategy with a call strategy with the same expiry. While one side of the strategy may expire out of the money, therefore losing its entire premium, the other position moves inversely and would therefore expire in the money.

In selecting options for the Fund, the Adviser will consider the return potential of an option relative to its purchase price, duration, liquidity and risks.  The Adviser analyzes data from widely used options pricing sources, such as, but not limited to, Bloomberg, CBOE, and

9

ICE, to inform buy and sell decisions. The Fund intends to only utilize European-style options.  Typically, the Fund will hold an option until its expiration date, at which point the gains will be reinvested in other investments with the aim of enhancing the Fund’s return.

Although the Fund invests primarily in options, the Fund may also hold cash and cash equivalents, such as money market funds, to provide liquidity and to hold uninvested cash. The Adviser will select investments based on a number of factors, including, but not limited to, the liquidity of the security, the duration of the investment, the price of the security relative to other available investment options, the underlying reference asset, and overall composition of the Fund’s portfolio. The Fund may engage in active and frequent trading. Frequent trading results in increased transaction costs, which can lower the actual return on your investment.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

	Target OPPORTUNITIES Fund	Acquiring OPPORTUNITIES Fund
Investment Objective	The Target Opportunities Fund seeks long-term capital appreciation.	Same.

	Target OPPORTUNITIES Fund	Acquiring OPPORTUNITIES Fund
Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing in a mix of equity securities (e.g. common and preferred stock) of small, medium, and large companies and fixed-income securities such as government or corporate bonds issued by a variety of entities. These fixed-income securities may have varying maturities (e.g. short-term, intermediate or long-term) and credit qualities (e.g. investment grade or below investment grade). The Fund may invest directly in equity or fixed-income securities or utilize other ETFs that primarily invest in equities or fixed-income securities (or hold derivative instruments providing similar exposure) to achieve the desired exposure. The Fund may invest in other ETFs managed by the Adviser and invest significantly in other ETFs.

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions is driven by the Adviser’s fundamental research

Same.

10

on individual securities.  For fixed income, the Adviser’s research approach focuses primarily on, but not limited to, the risk return trade off across credit, spreads, duration, and asset class exposures. Bottom-up exposures are then assessed relative to top-down characteristics of the Fund’s entire portfolio. Additionally, based on the Adviser’s assessment of available market opportunities in equity and fixed income, the Adviser may shift the allocation between equities and fixed income to maximize long-term capital appreciation. The Adviser has discretion to determine how the portfolio’s assets are allocated with the goal of being flexible to a wide variety of market conditions while pursuing the Fund’s investment objective.

The Fund’s asset mix is expected to consist of a combination of equity and fixed-income securities (including ETFs providing similar exposure), however, the Adviser reserves the right to invest all of the Fund’s assets in any one asset class depending upon market conditions.

At the discretion of the Adviser, the Fund may invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Investment Risks

This section will help you compare the risks of each Target Fund with those of its Acquiring Fund. Like all investments, an investment in a Target Fund or an Acquiring Fund involves risk. All investments carry some degree of risk that will affect the value of a Fund, its investment performance and the price of its shares. As a result, you could lose money if you invest in the Funds. There is no assurance that a Fund will meet its investment objective.

The principal risks of an investment in each Fund are shown in the table below. Although the Funds describe them differently and organize them differently, the principal risks associated with investments in the Target Funds and their corresponding Acquiring Fund are substantially similar because the Funds have the same investment objective and principal investment strategies.

11

Each risk noted below is considered a principal risk of investing in the particular Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully. There are various circumstances which could prevent a Fund from achieving its investment objective. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. It is important to read the provided risk disclosures in their entirety.

RISKS	Target short horizon Fund	Acquiring short horizon Fund	Target Opportunities Fund	Acquiring OpportuNities Fund
Active Management Risk	X	X	X	X
Counterparty Risk	X	X
Cyber Security Risk	X	X	X	X
Derivatives Risk	X	X
Equity Securities Risk	X	X	X	X
ETF Risk	X	X	X	X
Fixed Income Securities Risk			X	X
Frequent Trading Risk	X	X
Large Capitalization Companies Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X
Market Risk	X	X	X	X
New Adviser Risk	X	X	X	X
New Fund Risk	X	X	X	X
Non-Diversification Risk			X	X
Operational Risk	X	X	X	X
Options Risk	X	X
Other Investment Company Risk	X	X	X	X
Small and Medium Capitalization Companies Risk	X	X	X	X
Tax Risk	X	X	X	X

Target Short Horizon Fund	Acquiring Short Horizon Fund
Management Risk. As an actively managed fund, the performance of the Fund will depend on whether or not the Adviser is successful in pursuing the Fund’s investment strategies.

Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result. The Adviser's security selection and/or strategy execution could cause the Funds to underperform relevant securities markets or other funds with a similar investment objective. The Fund is subject to the risk that the Adviser's process for selecting or replacing a Sub-Adviser and its decision to select or replace a Sub-Adviser does not produce the intended results. The Sub-Adviser is also subject to certain conflicts of interest in connection with recommending the appointment and continued services of Sub-Advisers.

12

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

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Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, or other reference obligation. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Fund invests are option contracts. Option contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of option contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with option contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leverage risk, interest rate risk, and counterparty credit risk. A small position in option contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange.

Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are swaps and options contracts.

○ Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Equity Market Risk. Through the Fund’s investments in options, the Fund may be exposed to equity market risks. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change

Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund and Underlying Funds to fluctuate. The value of an investment may decrease in response to overall stock market movements or the value of individual securities. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

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ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

○ Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○ Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.

○ Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making relatively small investments.

○ Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is

 ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

o Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

o Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the

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more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○ Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

Frequent Trading Risk. The Fund may engage in active and frequent trading. Frequent trading may result in greater trading costs and increase the likelihood of a shareholder receiving distributions of taxable gains in the year.

Frequent Trading Risk. A Fund’s strategy of investing on a short-term basis might result in a high degree of portfolio turnover. In addition, a Fund’s turnover rate may vary significantly from time to time depending on economic and market conditions. High portfolio turnover rates will increase a Fund’s transaction costs, which can adversely affect the Fund’s performance. A high portfolio turnover rate may also cause higher transaction costs and higher levels of current tax liability to shareholders.

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Large Capitalization Risk. Through the Fund’s investments in options, the Fund may be exposed to risks associated with large capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger capitalization companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized capitalization companies.

Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

Large Shareholder Risk. Certain shareholders, including other funds or accounts advised by the Adviser, an Authorized Participant (“AP”), a lead market maker, or another entity may from time to time own a substantial amount of the Fund’s shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares. Additionally, the sale by a large shareholder may cause the size of the Fund to decline to a level where it is unable to meet applicable listing requirements.

Large Shareholder Risk.  Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

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General Market Risk; Recent Market Events Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts, and the possibility of a national or global recession have also contributed to market volatility. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Newer Adviser Risk. Twin Oak is a recently registered investment adviser. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge Twin Oak and it is possible Twin Oak may not achieve the Fund’s intended investment objective.

Newer Fund Risk. The Fund has a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision.

New Fund Risk. The Fund is a newly organized, management investment company with limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and the Sub-Advisers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

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Options Risk:

○ Buying or Purchasing Options Risk. Buying options is a speculative activity and entails greater than ordinary investment risks.  Many factors influence the price of an option, including the price of the reference asset, the time to expiration, the strike price, interest rates, and the dividend on the reference asset, as a result, the Fund’s investment returns can be impacted by many variables outside the Adviser’s direct control; as those various factors fluctuate, the value of a purchased option can fluctuate by meaningful amounts. Additionally, in the 4event the reference price is not above the strike price for a call option or below the strike price for a put option at expiry, the option will expire worthless and the Fund will lose its invested premium. Furthermore, the value of the option may be lost if the Adviser fails to exercise such an option at or prior to its expiration. Although the potential for loss may be limited to the amount of premium paid, the value of your investment in the Fund could decline significantly without warning, including to zero.

○ Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options (also known as a short option position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Because of the Fund’s strategy of only coupling written and purchased puts and/or call options with the same expiration date and different strike prices (known as call spreads and put spreads), the Fund expects that the maximum potential loss for the Fund for any given debit spread to be limited to the premium paid.

○ Liquidity Risk. There are no assurances that a liquid market will exist when the buyer seeks to close out an option position. A less liquid trading market may adversely impact the value of the Fund shares, resulting in a discounted price or additional time required to exit a position and

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

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result in the Fund being unable to achieve its investment objective. For FLEX Options and OTC Options, the liquidity risk may be more acute given the customized nature relative to more standardized exchange listed options. OTC Options, FLEX Options or deep in-the-money options may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

○ Valuation Risk. European Options held by the Fund, including FLEX Options, OTC Options, and exchange listed options, are only exercisable at the strike price on their expiration. Prior to expiration, the value of these options will be determined based upon market quotations or using other recognized pricing methods. The value of the options prior to the expiration may vary because of related factors other than the value of the underlying reference asset. These factors include interest rate changes, changing supply and demand, decreased liquidity, and changing volatility levels of the reference asset. During periods of reduced market liquidity or the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value certain option holdings of the Fund becomes more difficult and the judgement of the Adviser (employing the fair value procedures adopted by the Adviser as Valuation Designee of the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Other Investment Companies Risk. Through the Fund’s investments in options, the Fund may be exposed to risks associated with investing in other investment companies. You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company. The risk of owning another investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.

Other Investment Company Risk. To the extent the Fund holds shares of other investment companies, including ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well to the other investment companies’ expenses. As a result, shareholders of the Fund will indirectly be subject to the fees and expenses that the Fund shareholders directly bear in connection with the Fund’s own operations. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. A passively managed ETF may not replicate the performance of the index it intends to track.

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Medium and Small Capitalization Risk. Through the Fund’s investments in options, the Fund may be exposed to risks associated with medium and small capitalization companies. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger capitalization companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.

Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-sized companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

Tax Risk. While the Fund seeks to be managed in a tax-efficient manner, there is no guarantee that the Fund will be successful in this endeavor.	Tax Risk. While the Fund seeks to be managed in a tax-efficient manner, there is no guarantee that the Fund will be successful in this endeavor.

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Target Opportunities Fund	Acquiring Opportunities Fund
Management Risk. The performance of the Fund will depend on whether or not the Adviser is successful in pursuing the Fund’s investment strategies.

Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result. The Adviser's security selection and/or strategy execution could cause the Funds to underperform relevant securities markets or other funds with a similar investment objective. The Fund is subject to the risk that the Adviser's process for selecting or replacing a Sub-Adviser and its decision to select or replace a Sub-Adviser does not produce the intended results. The Sub-Adviser is also subject to certain conflicts of interest in connection with recommending the appointment and continued services of Sub-Advisers.

Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Equity Market Risk. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund and Underlying Funds to fluctuate. The value of an investment may decrease in response to overall stock market movements or the value of individual securities. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

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ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

○ Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○ Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.

○ Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○ Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or 12less

ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

o Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

o Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind

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than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○ Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, CBOE BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

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Fixed Income Securities Risk. Below are several specific risks associated with investments in fixed income securities.

○ Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

○ Credit Risk. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

○ Duration Risk. Prices of fixed income securities with longer durations are more sensitive to interest rate changes than those with shorter durations.

○ Event Risk. Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

○ Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

○ Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.

○ Maturity Risk. The value of fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

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changes in interest rates.

○ Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated and the proceeds may have to be invested in securities with lower yields.

○ High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade (also referred to as “junk” bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger capitalization companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized capitalization companies.

Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

Large Shareholder Risk. Certain shareholders, including other funds or accounts advised by the Adviser, an AP, a lead market maker, or another entity may from time to time own a substantial amount of the Fund’s shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares. Additionally, the sale by a large shareholder may cause the size of the Fund to decline to a level where it is unable to meet applicable listing requirements.

Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

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General Market Risk; Recent Market Events Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts, and the possibility of a national or global recession have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Newer Adviser Risk. Twin Oak is a recently registered investment adviser. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge Twin Oak and it is possible Twin Oak may not achieve the Fund’s intended investment objective.

Newer Fund Risk. The Fund has a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision.

New Fund Risk. The Fund is a newly organized, management investment company with limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and the Sub-Advisers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Other Investment Companies Risk. You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company. The risk of owning another investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value. To the extent the Fund invests in an affiliated ETF, the Adviser may receive fees for managing the affiliated ETF in addition to the fees paid to the Adviser by the Fund, which may create a conflict of interest.

Other Investment Company Risk. To the extent the Fund holds shares of other investment companies, including ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well to the other investment companies’ expenses. As a result, shareholders of the Fund will indirectly be subject to the fees and expenses that the Fund shareholders directly bear in connection with the Fund’s own operations. To the extent the Fund invests in an affiliated ETF, the Adviser may receive fees for managing the affiliated ETF in addition to the fees paid to the Adviser by the Fund, which may create a conflict of interest. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. A passively managed ETF may not replicate the performance of the index it intends to track.

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Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger capitalization companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.

Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-sized companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

Tax Risk. While the Fund seeks to be managed in a tax-efficient manner, there is no guarantee that the Fund will be successful in this endeavor.	Tax Risk. While the Fund seeks to be managed in a tax-efficient manner, there is no guarantee that the Fund will be successful in this endeavor.

Comparison of Key Features of the Funds

Purchase, Exchange, and Redemption Procedures

The Target Funds’ and the Acquiring Funds’ purchase, redemption, and dividend policies and procedures are similar. For more information, please see “ADDITIONAL COMPARISONS OF THE TARGET FUNDS AND ACQUIRING FUNDS – Pricing of Funds and Purchase and Redemption Procedures” in this Proxy Statement/Prospectus. See also Appendix B for a comparison of pricing, purchase, and redemption procedures.

Service Providers

Twin Oak, the current investment adviser to the Target Funds, will continue to serve as the investment adviser to the Acquiring Funds. ETC, the current sub-adviser to the Target Funds, will continue to serve as the sub-adviser to the Acquiring Funds. For more information about Twin Oak and ETC, please see the sections titled: “ADDITIONAL COMPARISONS OF THE TARGET AND ACQUIRING FUNDS – Investment Management” in this Proxy Statement/Prospectus.

The Target Funds and Acquiring Funds currently have different service providers providing compliance, legal and distribution services. For more information about the management of the Acquiring Fund and service providers to the Acquiring Fund, please see “ADDITIONAL COMPARISONS OF THE TARGET AND ACQUIRING FUNDS – Service Providers” in this Proxy Statement/Prospectus.

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PROPOSALS 1-2

INFORMATION ABOUT THE REORGANIZATIONS

Summary of the Reorganization Proposals

At the Special Meeting, the shareholders of the Target Funds will be asked to approve the Plan to reorganize the Target Funds into the Acquiring Funds. The Acquiring Funds will commence operations upon consummation of the Reorganizations. If the Plan is approved by the shareholders of the Target Funds and the Reorganizations are consummated, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund equal in aggregate net asset value (“NAV”) to the NAV of the assets and liabilities transferred as of 4:00 p.m. Eastern Time, on the closing day (the “Closing Date”) of the Reorganization (the “Valuation Time”). Immediately thereafter, each Target Fund will distribute such Acquiring Fund’s shares to its shareholders by establishing accounts on the Acquiring Fund’s share records in the names of those shareholders representing the respective pro rata number of Acquiring Fund shares deliverable to them, in complete liquidation of the Target Fund. Each shareholder of a Target Fund will receive a number of shares of such Acquiring Fund equal in aggregate NAV to such shareholder’s shares of the corresponding Target Fund held at the time of the Reorganization. The estimated cost of the solicitation of proxies in connection with the Reorganizations is $[•]. The expenses of the Reorganizations shall be borne by Twin Oak.

The Plan may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Target Funds and the Acquiring Funds, provided that following dissemination of the Proxy Statement/Prospectus no such amendment may have the effect of changing the provisions for determining the number of shares of the applicable Acquiring Fund to be issued to the shareholders of a Target Fund under the Plan to the detriment of such shareholders without their further approval. In addition, the Plan may be terminated and the Reorganizations abandoned at any time prior to the Closing Date by the Target Board or the Acquiring Board if it is their opinion that the Plan is not in the best interests of the Target Funds’ shareholders or Acquiring Funds’ shareholders, respectively, by mutual agreement of the parties to the Plan, the closing of the Reorganizations has not occurred by February 28, 2027, or any party to the Plan materially breached its obligations under the Plan or makes a material misrepresentation which would render a condition in the Plan unable to be satisfied.

Description of each Acquiring Fund’s Shares

Each Acquiring Fund’s shares issued to the shareholders of the corresponding Target Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each Acquiring Fund’s shares will be sold and redeemed based upon the NAV per share of such Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Funds’ Prospectus. For additional information about the rights of shareholders of the Acquiring Funds, see “INFORMATION ABOUT THE REORGANIZATIONS – Comparison of Shareholder Rights” in this Proxy Statement/Prospectus. The chart below indicates which Acquiring Fund you will receive in the

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Reorganization, depending on which Target Fund you currently own:

Target Fund	Acquiring Fund
Target Short Horizon Fund	Acquiring Short Horizon Fund
Target Opportunities Fund	Acquiring Opportunities Fund

Board Considerations Relating to the Proposed Reorganizations

The Target Board considered the proposed Reorganizations at the request of the Adviser. The Target Board discussed the proposed Reorganizations in July 2026 and considered their discussions with a representative of Twin Oak regarding the Target Funds and the growth in Twin Oak’s ETF business, including ETFs offered by the Acquiring Trust, at a meeting held at Twin Oak’s offices in May 2026. After that discussion, the Target Board requested various information from Twin Oak and the Acquiring Trust relevant to the Reorganizations.

The Target Board formally considered the Reorganizations at a meeting held on August 18, 2026. The Target Board reviewed, among other information, responses from the Acquiring Trust to a due diligence request, the terms of the Plan and information relating to: the anticipated benefits to the shareholders of the Target Funds and potential benefits to the Adviser; the compatibility of each Acquiring Fund’s investment objective, strategies and risks to those of the corresponding Target Fund; the fees and expenses of each Target Fund as compared to the corresponding Acquiring Fund’s fees and expenses; the expected federal income tax consequences of the Reorganizations; the party who would be responsible for the costs anticipated to be incurred in connection with the Reorganizations; and alternatives to the Reorganizations, among other factors.

At the meeting, the Target Board’s Trustees were advised by independent legal counsel in their considerations of the Plan and the Reorganizations. The Target Board’s Trustees considered their duties in considering the Reorganizations under Delaware law and the 1940 Act, including Rule 17a-8. The Target Board noted that the Adviser would continue to serve as the investment adviser of the Acquiring Funds and the portfolio managers for the Target Funds would continue to serve as the portfolio managers of the Acquiring Funds. The Target Board considered that the investment objectives and principal investment strategies for the Target Funds and the Acquiring Funds are the same and that the fundamental investment restrictions for the Target Funds and the Acquiring Funds are substantially similar. The Target Board also considered that the advisory fees and fee waiver arrangements were not expected to change, and there would be no change in the nature or level of advisory services to be provided by the Adviser. The Target Board noted the Reorganizations would allow the Adviser to consolidate fund management, board oversight, and service providers at the Acquiring Trust, which Twin Oak believes will streamline processes and create operational efficiencies. The Target Board noted that the Adviser has represented that these operational efficiencies will allow the Adviser to maintain the existing fee waivers for the Acquiring Funds, which are otherwise set to expire if not renewed by the Adviser, for the benefit of shareholders. The Board considered the change in certain Third Party Service Arrangements as a result of the Reorganizations. The Board determined that the other principal service providers to the Acquiring Funds will continue to provide a high level of services to the Funds, notwithstanding the change in certain service providers.

The Board considered the potential benefits of the Reorganizations to the Adviser and the Acquiring Trust, including each Acquiring Fund’s opportunity to acquire the assets and performance track record of the corresponding Target Fund, the consolidation of fund management, board oversight, and service providers, as well as operational efficiencies and potential cost savings to be realized by the Adviser. The Board considered that neither the Target Funds nor the Acquiring Funds would bear any costs of the Reorganizations, which costs would be borne by the Adviser or its affiliate, and that the value of Acquiring Fund shares to be received by shareholders of the corresponding Target Fund would be calculated at NAV

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as determined in accordance with the Target Funds’ valuation procedures. Thus, the Reorganizations would not be dilutive to shareholders.

After careful consideration, the Target Board, which is comprised solely of Independent Trustees, determined that the Reorganizations were in the best interests of each Target Fund and its shareholders and that the interests of the shareholders of the Target Funds would not be diluted as a result of the Reorganizations. The Target Board approved the Plan and recommended that shareholders of the Target Funds vote in favor of the proposals. The Target Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Plan. Rather, the determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Target Board in making their determination:

•	The terms and conditions of the Reorganizations.

•	The Adviser will manage the Acquiring Funds as the successors to the Target Funds.

•	The continuity of portfolio management as a result of the Reorganizations.

•

The investment objectives, principal investment strategies, investment policies and limitations, and principal investment risks of the Acquiring Funds will be the same as or substantially similar to the Target Funds.

•

The unitary advisory fee structure and fee waiver arrangements for the Acquiring Funds are expected to be the same as the current unitary advisory fee structure and fee waiver arrangements for the Target Funds. The Adviser will continue to pay all expenses of the Acquiring Funds, except for certain excluded expenses, pursuant to the terms of the investment advisory agreement with the Acquiring Trust, on behalf of the Acquiring Funds.

•	The interests of the shareholders of the Target Funds will not be diluted as a result of the Reorganizations.

•

Potential benefits to the shareholders of the Target Funds as shareholders of the Acquiring Funds from the Reorganizations, including the expected continuation of the contractual and voluntary fee waivers currently in place for the Target Funds.

•	The total annual operating expenses of each Acquiring Fund following the Reorganizations are expected to be the same as those of the Target Funds.

•

The costs of the Reorganizations will be borne by the Adviser or its affiliate and not the Target Funds or the Acquiring Funds or their respective shareholders, and the Adviser or its affiliate will bear such costs whether the Reorganizations are consummated or not.

•	Potential benefits to the Adviser.

•	Each Reorganization is expected to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the “Code”).

•	If shareholders of the Target Funds do not wish to become shareholders of the corresponding Acquiring Funds, they may redeem their Target Fund shares before the Reorganizations.

•	Possible alternatives to the Reorganizations.

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If shareholders of the Target Funds approve the proposals, the Reorganizations will take effect on or about November 20, 2026 or such other date as may be agreed upon by the officers of the Acquiring Trust and the Target Trust in accordance with the Plan.

The Acquiring Board has also approved the Reorganizations on behalf of the Acquiring Funds.

Federal Income Tax Consequences

Since its inception, the Target Funds have each qualified as a “regulated investment company” (“RIC”) under the Code. Accordingly, the Target Funds believe they have been, and expect to continue to be, relieved of any federal income tax liability on their taxable income and gains distributed to shareholders.

As a nonwaivable condition of the Reorganizations, the Target Trust and Acquiring Trust, on behalf of their respective Funds, will receive an opinion from the Acquiring Trust’s counsel, Faegre Drinker Biddle & Reath LLP (based on certain facts, assumptions and representations and subject to certain qualifications) to the effect that:

•

the Reorganizations, for federal income tax purposes, will qualify as reorganizations within the meaning of Section 368(a)(1)(F) of the Code and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

•	neither the Target Funds, the Acquiring Funds, nor their shareholders will recognize any gain or loss for federal income tax purposes as a result of the Reorganizations;

•

the Acquiring Funds’ basis in each asset of the Target Funds will be the same as each Target Fund’s basis in that asset immediately before the Reorganization, and the Acquiring Funds’ holding period for each such asset will include the Target Funds’ holding period in that asset (except where Acquiring Funds’ investment activities have the effect of reducing or eliminating an asset’s holding period);

•

the aggregate tax basis of the Acquiring Funds shares received by each shareholder of each Target Fund in each Reorganization will be the same as the aggregate tax basis of the Target Fund’s shares exchanged by such shareholder in the Reorganization, provided the Target Funds Shareholder holds them as capital assets at the Closing Time;

•

the holding period for the Acquiring Funds shares received in the Reorganization will include the holding period of the Target Funds shares exchanged therefor (provided that each Target Fund’s share exchanged was held as a capital asset by the shareholder at the closing time of the Reorganization);

•	the taxable year of each Target Fund will not terminate as a result of the Reorganization; and

•

the Acquiring Fund in each Reorganization will generally succeed to the tax attributes of the corresponding Target Fund in the Reorganization (subject to applicable limitations on the use of such tax attributes).

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganizations. Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in the

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Target Fund shares and the fair market value of the Acquiring Fund shares it received.

Shareholders of the Target Funds should consult their tax advisers regarding the tax consequences to them, if any, of the Reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of the Target Funds should also consult tax advisers as to state and local tax consequences, if any, to them of the Reorganizations.

By reason of the Reorganizations, each Acquiring Fund will succeed to and take into account any capital loss carryforwards of the corresponding Target Fund. The Reorganizations are not expected to result in limitations on the Acquiring Funds’ ability to use any capital loss carryforwards of the Target Funds.

Although the Target Trust is not aware of any adverse state income tax consequences, the Target Trust has not made any investigation as to those consequences for shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

Charter Documents

The Target Trust and Acquiring Trust are each a registered open-end management investment company. The Target Funds are each a series of the Target Trust, a Delaware statutory trust. The Acquiring Funds are each a series of the Acquiring Trust, a Delaware statutory trust. The Target Trust is governed by the Amended and Restated Agreement and Declaration of Trust, dated July 26, 2023, and Amended and Restated  By-Laws, dated May 15, 2017 (as they may be amended, modified or otherwise supplemented, collectively, the “Target Trust Governing Documents”). The Acquiring Trust is governed by the Amended and Restated Agreement and Declaration of Trust dated October 21, 2015, and By-Laws, dated August 29, 2014 (as they may be amended, modified or otherwise supplemented, collectively, the “Acquiring Trust Governing Documents”). The operations of the Target Funds and the Acquiring Funds are subject to state and federal law, including the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. The following includes a summary of the material differences between the Target Trust Governing Documents and the Acquiring Trust Governing Documents. The following is only a summary of certain characteristics of the operations of the Target Trust Governing Documents and the Acquiring Trust Governing Documents and is not a complete description of those documents or of each state’s laws. Shareholders should refer to the provisions of the Target Trust Governing Documents and the Acquiring Trust Governing Documents and to state law directly for more complete information.

As a result of the Reorganizations, shareholders of each Target Fund will remain shareholders of a Delaware statutory trust. Many rights of shareholders of Delaware statutory trusts are summarized below:

•	Shareholder Liability: Delaware statutory trust law permits disclaimers of shareholder liability in the trust instrument, but does not eliminate liability by statute.
•

Voting Rights: Under the Delaware statutory trust structure, shareholder voting is limited to certain matters specified in the trust instrument, such as electing or removing trustees and approving advisory contracts.

•

Quorum and Voting Requirements: Under the Delaware statutory trust structure, one-third of shares entitled to vote constitutes a quorum, and shareholders may act by unanimous written consent, including by class or series.

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•	Power to Amend Governing Documents: Under the Delaware statutory trust structure, trustees may amend the trust instrument without shareholder approval except in limited cases (e.g., affecting voting rights or as required by law).
•	Termination of Series: Under the Delaware statutory trust structure, liquidation of a series is governed by the applicable trust’s governing documents.
•	Mergers and Transfers of Assets: Under Delaware law, a merger or significant asset transfer involving a statutory trust with outstanding shares generally requires approval by both the trustees and the shareholders.
•	Indemnification and Liability of Board Members: The Delaware statutory trust structure permits indemnification of directors and officers to the fullest extent allowed by law. Under the Acquiring Trust’s Declaration of Trust, trustees are indemnified from any proceeding so long as they acted in good faith or had no reasonable cause to believe the conduct was unlawful.
•	Derivative Actions: Delaware law expressly permits beneficial owners of a statutory trust to bring a derivative action, providing statutory clarity and procedural certainty.

	Target Trust Governing Documents	Acquiring Trust Governing Documents
Form of Organization	Delaware Statutory Trust	Delaware Statutory Trust
Governing Body

The Target Funds are each a series of a Delaware statutory trust. The Trust is governed by the Delaware Statutory Trust Act, the Amended and Restated Agreement and Declaration of Trust, and the Trust’s Amended and Restated By-Laws.

The Acquiring Funds are each a series of a Delaware statutory trust. The Trust is governed by the Delaware Statutory Act, Amended and Restated Agreement and Declaration of Trust, and the Trust’s By-Laws, as amended.

Shareholder Liability

The Declaration of Trust disclaims shareholder liability.

Shareholders have the same extent of limited liability as shareholders of a private for-profit corporation incorporated in Delaware.

Delaware law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.

The Declaration of Trust disclaims shareholder liability.

Shareholders have the same extent of limited liability as shareholders of a private for-profit corporation incorporated in Delaware.

Delaware law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.

Target Trust Governing Documents	Acquiring Trust Governing Documents
Voting Rights

Under the Declaration of Trust, shareholders of the Trust have the power to vote only for the following: i) removal of Trustees, ii) with respect to such additional matters relating to the Trust as may be required by the 1940 Act and any other applicable law, iii) mergers and consolidations, and iv) such other matters as the Target Board may consider necessary or desirable.

Delaware law provides that shareholders may remove any director or the entire board of directors, with or without cause.

 Under the Declaration of Trust, shareholders of the Trust have the power to vote only for the following: i) on matters required by the Declaration of Trust, By-Laws, the 1940 Act, other applicable law and any registration statement of the Trust filed with the Commission, the registration which is effective and ii) on such other matters as the Board of Trustees may consider necessary or desirable.

Delaware law provides that shareholders may remove any director or the entire board of directors, with or without cause.

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Shareholder Quorum; Adjournment; Required Vote	Generally, 40% of outstanding shares constitute a quorum and a majority vote of shares in attendance decides any questions, except Trustees are elected by a plurality vote.	Generally, 33 1/3% of outstanding shares constitute a quorum and a majority vote decides any questions and a plurality shall elect a Trustee.
Trustee Power to Amend Organizational Document

A majority of Trustees may amend the Declaration of Trust.

Delaware law provides that the Trust Instrument may be modified with the written consent of all trustees and beneficiaries of the statutory trust.

Trustees may amend the Declaration of Trust without shareholder approval to the extent it is permitted by the 1940 Act and the relevant listing exchange.

Delaware law provides that the Trust Instrument may be modified with the written consent of all trustees and beneficiaries of the statutory trust.

Termination of Series of Trust	The Declaration of Trust permits Trustees to approve the termination of a series upon notice to shareholders.	The Declaration of Trust permits the Trustees to terminate any portfolio or class of shares without shareholder approval upon prior written notice to shareholders of a series.

	Target Trust Governing Documents	Acquiring Trust Governing Documents
Merger, Consolidation or Reorganization

Shareholders shall vote on a merger or consolidation. Trustees may approve a reorganization without shareholder approval though shareholders must be provided notice.

Delaware law provides that a board of directors and stockholders must approve a merger if shares have been issued.

To the extent permitted under the 1940 Act, the Trustees may without prior approval of shareholders, approve a merger, conversion or reorganization, subject to notice to shareholders.

Delaware law provides that a board of directors and stockholders must approve a merger if shares have been issued.

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Liability and Indemnification of Board Members

Trustees will be indemnified by the Trust against losses so long as they did not act in bad faith, willful misfeasance, gross negligence or reckless disregard of their duties.

Delaware law provides that directors and officers can be indemnified.

Trustees will be indemnified from any proceeding so long as they did not act in a bad faith violation of the covenant of good faith and fair dealing or with their own willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Delaware law provides that directors and officers can be indemnified.

Derivative Actions

The Declaration of Trust states that derivative actions must comply with Section 3816 of the Delaware Act.

A shareholder must meet pre-suit demand requirements, share ownership percentage requirements and permit the Board to investigate the basis of any claims.

Delaware law provides that a beneficial owner of a statutory trust may bring a derivative action.

The Declaration of Trust states that derivative actions must comply with Section 3816 of the Delaware Act.

A shareholder must meet pre-suit demand requirements, share ownership percentage requirements and permit the Board to investigate the basis of any claims.

Delaware law provides that a beneficial owner of a statutory trust may bring a derivative action.

Pro Forma Capitalization

The following table sets forth the capitalization of each Target Fund as of June 30, 2026 and, on a pro forma basis, the capitalization of each Acquiring Fund as of June 30, 2026, assuming that each Reorganization has been completed. Pro forma capitalization information is provided for each Acquiring Fund, as such Fund will not have commenced operations prior to the Reorganizations. Each Target Fund will be the accounting survivor for financial statement purposes.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Short Horizon Fund	$90,584,406.05	$28.85	3,140,000
Acquiring Short Horizon Fund (Pro forma)	$90,584,406.05	$28.85	3,140,000
Target Opportunities Fund	$271,530,104.41	$29.81	9,110,000
Acquiring Opportunities Fund (Pro forma)	$271,530,104.41	$29.81	9,110,000

ADDITIONAL COMPARISONS OF THE TARGET AND ACQUIRING FUNDS

Investment Restrictions

Each Acquiring Fund has adopted fundamental investment restrictions which are substantially similar to each Target Fund’s fundamental investment restrictions. A Fund may not change any of its fundamental investment restrictions without a vote of its shareholders. A description of each Target Fund’s and Acquiring Fund’s investment restrictions is set forth in the SAI.

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Board Members

The management of the business and affairs of the Target Funds are the responsibility of the Target Board, which consists of four Independent Trustees. The management of the business and affairs of the Acquiring Funds are the responsibility of the Acquiring Board, which has five Independent Trustees and two Interested Trustees who are treated as an “interested persons” as that term is defined under the 1940 Act. Each of the Target Board and Acquiring Board selects the officers who are responsible for managing the day-to-day operations of the Target Trust and Acquiring Trust, respectively. The Acquiring Board will oversee the Acquiring Funds. For more information about the Target Board, please refer to the Statements of Additional Information for the Target Funds dated September [•], 2026, which is available upon request. For more information about the Acquiring Board, please refer to the SAI relating to this Proxy Statement/Prospectus, which is incorporated by reference into this Proxy Statement/Prospectus.

Investment Management. Twin Oak serves as the investment adviser to the Target Funds and will continue to serve as the investment adviser to the Acquiring Funds. ETC serves as the investment sub-adviser to the Target Funds and will continue to serve as the investment sub-adviser to the Acquiring Funds.  Twin Oak is located at 888 Worchester Street, Suite 200, Wellesley, Massachusetts 02482. Twin Oak is an SEC-registered investment adviser formed in 2023 and is majority owned by Twin Oak Holdings LP. ETC is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. ETC is an SEC-registered investment adviser formed in 2008 and is majority owned by Cottonwood ETF Holdings LLC.

The Acquiring Funds will operate under a manager of managers structure pursuant to an order issued by the SEC (the “Order”) that permits Twin Oak to appoint or replace sub-advisers to manage all or a portion of a Fund’s assets and enter into, amend or terminate a sub-advisory agreement, in each case subject to the approval of the Board, but without obtaining shareholder approval. Although the manager of managers structure will apply to both Acquiring Funds, neither Twin Oak nor the Acquiring Board has any current intention of replacing or terminating ETC as subadvisor to the Acquiring Funds in reliance on the Order.

Portfolio Managers. Zachary Wainwright and Greg Stoner are jointly and primarily responsible for the day-to-day management of the Target Funds and will be jointly and primarily responsible for the day-to-day management of the Acquiring Funds. Mr. Wainwright is the Chief Executive Officer of Twin Oak. Mr. Stoner is a Managing Director at Twin Oak. Mr. Wainwright and Mr. Stoner have served as portfolio managers of the Targets Funds since each Fund’s inception.

Investment Advisory Fees

The Target Trust and Twin Oak have entered into an investment advisory agreement relating to the Target Funds. Twin Oak and ETC have entered into a sub-advisory agreement relating to the Target Funds. The Acquiring Trust and Twin Oak have entered into an investment advisory agreement relating to the Acquiring Funds. Twin Oak and ETC have entered into an investment sub-advisory agreement relating to the Acquiring Funds. The Sub-Adviser is paid by the Adviser (not a Fund). The Acquiring Trust and Twin Oak are also operating under an exemptive order from the SEC which permits the Adviser, with the Acquiring Trust Board's approval, to engage or terminate a sub-advisor or to materially amend an existing sub-advisory agreement without obtaining shareholder approval. The charts below show the investment advisory fees of the Target Funds and the Acquiring Funds. Under the terms of the investment advisory agreements, the Funds pay or will pay a unitary management fee as set forth below (as a percentage of a Fund’s average daily net assets) that is computed and paid monthly. From the unitary management fees, the Adviser pays most of the expenses of a Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the investment advisory agreements, the Adviser is not responsible for interest expenses, affiliated fund fees, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in

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the ordinary course of business. Pursuant to the investment advisory agreement between the Target Trust, on behalf of the Target Short Horizon Fund, and Twin Oak, the Target Short Horizon Fund pays Twin Oak an annual management fee of 0.45% based on the Target Short Horizon Fund’s average daily net assets. Similarly, pursuant to the investment advisory agreement between the Target Trust, on behalf of the Target Opportunities Fund and Twin Oak, the Target Opportunities Fund pays Twin Oak an annual management fee of 0.99% based on the Target Opportunities Fund’s average daily net assets.

Fee Waiver Agreement – Target Short Horizon Fund. Pursuant to the fee waiver agreement between Twin Oak and the Target Short Horizon Fund, the Adviser has agreed to reduce the management fee from 0.45% to 0.25% of the Fund’s average daily net assets for the Target Short Horizon Fund through at least September 30, 2027. This agreement may be terminated sooner by mutual agreement of the Target Trust’s Board and Twin Oak. The Acquiring Short Horizon Fund will also maintain the fee waiver through at least [December 31, 2027].

Voluntary Fee Waiver – Target Opportunities Fund. Twin Oak has voluntarily agreed to reduce the management fee from 0.99% to 0.35% of the Target Opportunities Fund’s average daily net assets. The voluntary management fee waiver may be discontinued at any time and shareholders will be given 30 days’ written notice in the event the waiver is discontinued. The Acquiring Opportunities Fund is expected to continue the voluntary fee waiver.

Following the Reorganizations, the Acquiring Short Horizon Fund will pay Twin Oak an annual management fee of 0.45%, and the Acquiring Opportunities Fund will pay Twin Oak an annual management fee of 0.99%.

A discussion of the basis for the approval by the Acquiring Board of the Acquiring Funds’ investment advisory and sub-advisory contract will be available in each Acquiring Fund’s first report to shareholders on Form N-CSR after the Closing Date.

Since inception, Twin Oak earned the following investment advisory fees from each Target Fund:

Target Short Horizon Fund
Fiscal Year Ended	Gross Advisory Fees	Fees Waived	Advisory Fees Received After Fees Waived
May 31, 2026	$246,713	$109,810	$136,903
May 31, 2025*	$70,952	$31,534	$39,418
Target Opportunities Fund
Fiscal Year/Period Ended	Gross Advisory Fees	Fees Waived	Advisory Fees Received After Fees Waived
May 31, 2026	$2,456,394	$1,587,972	$838,422
May 31, 2025**	$934,289	$603,985	$330,304

* For the period August 19, 2024 (commencement of operations) through May 31, 2025.

** For the period February 20, 2025 (commencement of operations) through May 31, 2025.

Service Providers

As outlined below, the Target Funds and Acquiring Funds have the same service providers providing administration, fund accounting, transfer agency, audit and custody services and different service providers

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providing, distribution, compliance and legal services. Below are the companies providing services to the Target Funds and Acquiring Funds.

Service Provider	Target Funds	Acquiring Funds
Administrator	U.S. Bancorp Fund Services, LLC	U.S. Bank Global Fund Services
Accounting Agent	U.S. Bancorp Fund Services, LLC	U.S. Bank Global Fund Services
Transfer Agent	U.S. Bancorp Fund Services, LLC	U.S. Bank Global Fund Services
Custodian	U.S. Bank, N.A.	U.S. Bank, N.A.
Distributor/Principal Underwriter	PINE Distributors LLC	Quasar Distributors, LLC
Compliance Services	U.S. Bancorp Fund Services, LLC	Vigilant Compliance, LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.
Fund Counsel	Godfrey & Kahn, S.C.	Faegre Drinker Biddle & Reath LLP

Purchase and Sale of Shares

Shares of the Acquiring Funds are intended to be listed on a national securities exchange, the NYSE Arca, Inc. (an “Exchange”) for the Acquiring Short Horizon Fund and Cboe BZX Exchange, Inc. (an “Exchange”) (together, the “Exchanges”) for the Acquiring Opportunities Fund, and investors can only buy and sell shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The median bid-ask spreads for the Target Funds are available on the Funds’ website at www.twinoaketfs.com. The median bid-ask spread for each Acquiring Fund’s most recent fiscal year cannot be provided because the Funds did not have a trading history to report trading information and related costs prior to the date of this Prospectus.

The Funds issue and redeem Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 10,000 Shares, though this may change from time to time. The Funds generally issue and redeem Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Funds (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Funds’ investment adviser, or its affiliates may pay Intermediaries for certain activities

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related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Funds over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

For more information regarding the How to Buy and Sell Shares, Dividends, Distributions and Taxes, Distribution and Premium/Discount Information, see Appendix B.

VOTING INFORMATION

THE TARGET BOARD RECOMMENDS
A VOTE “FOR” THE REORGANIZATION PROPOSALS

Quorum and Voting

A quorum for the transaction of business at the Special Meeting is constituted by the presence in person or by proxy of holders of 40% of the outstanding shares of the applicable Target Fund. If a proxy is properly executed and returned accompanied by instructions to withhold authority, or is marked with an abstention, the shares represented thereby will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum for the transaction of business. A majority of shares, whether or not a quorum is present at the Special Meeting, in person or by proxy shall be sufficient to approve an adjournment. Each shareholder shall have one vote for each share held in such shareholder’s name as of the record date set forth in the notice of Special Meeting. All proxies will be filed with the Target Fund before or at the Special Meeting.

No such proxy shall be valid after eleven months from the date of its execution.

Broker “non-votes” (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be deemed to be present for purposes of determining a quorum but will not count as votes cast.

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the proposal are not received, the persons named as proxies, or their substitutes, may propose and vote for one or more adjournments of the Special Meeting to permit the further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies which they are entitled to vote FOR the proposal in favor of such adjournments. The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting or any adjournments or postponements thereof.

Approval of the Reorganizations will require the affirmative vote of a “majority of the outstanding voting securities” of the applicable Target Fund within the meaning of the 1940 Act. This means the lesser of either: (1) 67% or more of the Target Fund shares present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding Target Fund shares are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Target Fund.

Shareholders of record at the close of business on September 14, 2026 are entitled to attend the Special Meeting. Eligible shareholders who intend to attend the Special Meeting will need to bring proof of share

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ownership, such as a shareholder statement or a letter from a custodian or broker-dealer confirming ownership, as of September 14, 2026, and a valid picture identification, such as a driver’s license or passport, for admission to the Special Meeting. Shareholders without proof of ownership and identification will not be admitted.

Shareholders Entitled to Vote

Only shareholders of record on the Record Date are entitled to receive notice of and to vote at the Special Meeting or at any adjournment or postponement thereof. Each share of each Target Fund held as of the close of business on the Record Date is entitled to one vote. The total number of shares of each Target Fund outstanding are entitled, as of the Record Date, are set forth below.

Target Funds	Shares Outstanding
Shares Outstanding/Total Votes to which Entitled Target Short Horizon Fund	[•]
Shares Outstanding/Total Votes to which Entitled Target Opportunities Fund	[•]

Method and Cost of Solicitation

Each Target Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include email, internet or oral communications by certain employees of Twin Oak.  [The Proxy Solicitor, who will be paid approximately $[•] for their services]. Twin Oak will bear the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies.

Security Ownership of Certain Beneficial Owners and Management

[As of the Record Date, the officers and Trustees of the Target Trust, as a group, beneficially owned less than 1% of the outstanding shares with respect to any Target Fund. As of the Record Date, the Acquiring Funds had no shares outstanding.]

[As of [•], 2026, to the knowledge of the Trustees and management of the Target Trust, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any Target Fund. Shareholders indicated below holding greater than 25% of the outstanding shares of a Target Fund may be “controlling persons” with respect to such Target Fund under the 1940 Act. Persons controlling a Target Fund can determine the outcome of any proposal submitted to the shareholders for approval.]

TARGET FUNDS – CONTROL PERSONS

Principal Shareholders - TARGET SHORT HORIZON FUND Name and Address	% of Shares	Type of Ownership
[Name] [Address]	[•]%	Record
[Name] [Address]	[•]%	Record
[Name] [Address]	[•]%	Record

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Principal Shareholders – TARGET OPPORTUNITIES FUND Name and Address	% of Shares	Type of Ownership
[Name] [Address]	[•]%	Record

Control Persons and Mirror Voting

As of [ ], [Affiliated Fund A] and [Affiliated Fund B] (collectively, the “Affiliated Funds”), each a series of the Acquiring Trust advised by Twin Oak, were the record owners of shares representing more than 25% of the Target Short Horizon Fund's outstanding voting securities. Twin Oak intends to cause the Affiliated Funds to vote their shares of the Target Short Horizon Fund on the Reorganization proposal in the same proportion as the vote of all other holders of the Target Short Horizon Fund's shares (commonly referred to as "mirror voting" or "echo voting"), rather than directing such shares to be voted in favor of, against, or otherwise with respect to the proposal. The tabulation agent for the Special Meeting will first tabulate the votes cast by the Target Short Horizon Fund's shareholders other than the Affiliated Funds, and will then apply the resulting for/against/abstain ratio to the shares held by the Affiliated Funds. As a result, the Affiliated Funds' ownership position in the Target Short Horizon Fund will not increase Twin Oak’s influence over, or otherwise skew, the outcome of the shareholder vote on the Reorganization proposal, and the votes of the Affiliated Funds will instead track the preferences expressed by the Target Short Horizon Fund's other shareholders.

Interest of Certain Persons in the Transaction

Twin Oak may be deemed to have an interest in the Reorganizations because it will continue to provide advisory services to each Acquiring Fund if a Reorganization is approved and will receive compensation for such services. To the extent that Twin Oak or its affiliates owns shares of a Target Fund, each will vote those shares either “FOR” or “AGAINST” the proposals or as an abstention, in the same proportion as the votes received from other shareholders of the applicable Target Fund.

Lawrence Greenberg, a Trustee of the Target Trust, may be deemed to have an interest in the Reorganizations because he is affiliated with Motley Fool Asset Management, LLC (“Motley Fool Management”), an investment adviser of several other funds in the RBB Fund Complex (RBB Fund Trust and RBB Fund, Inc.), through his role at The Motley Fool Holdings, Inc., the majority owner of Motley Fool Management. The funds within the RBB Fund Complex that are advised by Motley Fool Management may experience reduced operational expenses due to the increased assets in the RBB Fund Complex that would result from the Target Funds reorganizing into the Acquiring Trust. This reduction in operational expenses could in turn increase the advisory fees retained by Motley Fool Management.

FURTHER INFORMATION ABOUT TARGET FUNDS AND ACQUIRING FUNDS

More information about each Target Fund and each Acquiring Fund is included in: (i) Each Target Fund’s Prospectus dated September [•], 2026; (ii) Each Target Fund’s SAI dated September [•], 2026; and (iii) the SAI dated October [•], 2026 (relating to this Proxy Statement/Prospectus). You may request free copies of each Target Fund’s Prospectus or SAI (including any supplements) by calling 1-800-617-0004 or by visiting the Target Funds’ website at https://twinoaketfs.com.

You may request free copies of this Proxy Statement/Prospectus or the SAI by calling [•]. This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Trust with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and

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amendments thereto for further information with respect to each Acquiring Fund and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC. Each Target Fund and each Acquiring Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be viewed and copied by visiting the EDGAR Database on the SEC’s website at www.sec.gov. You may also get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Other Business

The Target Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Target Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Meetings and Proposals

None of the Target Funds is required or intends to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, each Target Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If a Reorganization with respect to a Target Fund is not completed, the next meeting of the shareholders of such Target Fund will be held at such time as the Target Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Target Trust at its office at a reasonable time before the Target Trust begins to print and mail its proxy statement, as determined by the Target Board, to be included in a Target Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

Legal Matters

Certain legal matters concerning the tax consequences of the Reorganizations will be passed upon by Faegre Drinker Biddle & Reath LLP.

Independent Registered Public Accounting Firm

The financial statements of the Target Funds for the year ended May 31, 2026 contained in each Target Fund’s Annual Form N-CSR, have been audited by Cohen & Company, Ltd., independent registered public accounting firm. None of the Acquiring Funds have a financial history.

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APPENDIX A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [•] day of [•], 2026 by and among: (i) Manager Directed Portfolios (the “Target Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund,” and collectively, the “Target Funds”); and (ii) The RBB Fund Trust (the “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund,” and collectively, the “Acquiring Funds”). Twin Oak ETF Company (“Twin Oak”) joins this Agreement solely for purposes of Sections 6.1(e) and 9.2.  The persons mentioned in this paragraph may be referred to as the parties to this Agreement.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets (as such term is defined in Section 1.2(b)) of the corresponding Target Fund attributable to its shares in exchange for shares of the Acquiring Fund of equal value to the Net Assets (as such term is defined in Section 1.2(c)) of the Target Fund being acquired and the assumption of the Liabilities (as such term is defined in Section 1.2(c)), and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Following its liquidation, each Target Fund will be dissolved. Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares (as defined in Section 4.2(q)) prior to the applicable Reorganization, pursuant to Section 4.2(q)) or liabilities, created for the purpose of acquiring the Assets and assuming the Liabilities of the corresponding Target Fund;

WHEREAS, the board of trustees of the Target Entity and Acquiring Entity, in each case, including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)), (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its applicable Fund's behalf of all necessary action of the applicable board, and (3) has determined that participation in the applicable Reorganization is in the best interests of each Fund that is a series thereof and, in the case of each Target Fund, that the interests of the shareholders thereof will not be diluted as a result of the applicable Reorganization.

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end, registered investment company of the management type and a regulated investment company within the meaning of Code Section 851 et seq. of Subchapter M of Subtitle A, Chapter 1 of the United States Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization, within the meaning of U.S. Department of Treasury Regulations (the “Regulations”) Section 1.368-2(g), with respect to each Reorganization within the meaning of Section 368(a)(1)(F) of the Code and each Target Fund and each Acquiring Fund are each intended to be a party to a reorganization within the meaning of Section 368(b) of the Code.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1 It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any Reorganization should fail to be consummated, such failure shall not affect the other Reorganization in any way.

1.2 Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the other corresponding party, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganizations, the parties to which are set forth in Exhibit A:

(a) The applicable Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the corresponding Target Fund for distribution to the shareholders of the Target Fund the number of Acquiring Fund shares, all as determined in the manner set forth in Section 2.

(b) The assets of each Target Fund to be transferred to the corresponding Acquiring Fund shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Fund that are shown as an asset on the books and records of the Target Fund as of the Closing Time (collectively, the “Assets”). The Assets of each Target Fund shall be delivered to the corresponding Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund Assets and except for statutory liens for Taxes not yet due and payable), and there shall be no restrictions on the full transfer thereof (except for those imposed by federal or state securities laws).

(c) Each Acquiring Fund shall assume and pay when due all obligations and liabilities of the corresponding Target Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganization contemplated hereby to be paid by the persons as provided in Section 9.2 hereof shall not be assumed or paid by the Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund. Each Target Fund will use its reasonable best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, each Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the corresponding Acquiring Fund received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis, and, without further notice, the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by the Target Entity Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable be completely liquidated and dissolved as permitted by the Target Entity Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of each Target Fund will be accomplished by the transfer of the corresponding Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of each Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date.

(e) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of a Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the corresponding Acquiring Fund’s shares are to be issued and transferred.

(f) Ownership of each Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(g) Immediately after the Closing Time, the share transfer books relating to each Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of each Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) which shall reflect the declaration of any dividends, on the Closing Date (the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Valuation Date, each Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the corresponding Acquiring Fund by 7:00 p.m. (Eastern Time) on the Valuation Date, or as soon as practicable thereafter.

(b) The net asset value per share of each Acquiring Fund share issued in connection with the Reorganization shall be the net asset value per share of the corresponding Target Fund as of the close of business on the Valuation Date.

(c) The number of Acquiring Fund shares issued in exchange for each Target Fund’s Net Assets shall equal the number of shares of the Target Fund outstanding as of the Valuation Date. All Acquiring Fund shares delivered to a Target Fund shareholder will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by each Target Fund or its designated accounting agent using the valuation procedures described in this Section 2 and shall be subject to review by the corresponding Acquiring Fund and/or its accounting agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

(e) The Target Entity and the Acquiring Entity agree to use all commercially reasonable efforts to resolve, prior to the Closing Date, any material pricing differences between the prices of Assets determined in accordance with the valuation procedures of each Target Fund and those determined in accordance with the valuation procedures of the corresponding Acquiring Fund. All computations of value shall be subject to confirmation by each Entity’s respective independent registered public accounting firm upon reasonable request of a Fund.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on or about [November 20, 2026], or such other date as the authorized officers of the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern Time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree. In respect of each Reorganization, the applicable Target Fund shall notify the corresponding Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least five (5) business days prior to the Closing Date.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument, shall be transferred and delivered by the Target Fund as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund’s custodian (the “Target Fund Custodian”) to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of the Target Fund Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Fund Custodian to the corresponding Acquiring Fund’s custodian. Any cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section 3.2 because any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section 3.2 with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information within its possession to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(c) At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(d) In the event that on the Valuation Date or the Closing Date of the Reorganization (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”)

shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the board of trustees of the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Target Entity, on behalf of itself or, where applicable for each Target Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a) The Target Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under the Target Entity’s declaration of trust and bylaws, as applicable (as amended or restated from time to time, “Target Entity Governing Documents”), to own all of its assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. Each Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”) are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Entity, on behalf of the Target Fund, of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as applicable and required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except that such transactions will require approval of the Target Fund Shareholders;

(d) The current prospectus, statement of additional information and shareholder reports of the Target Fund prior to the date of this Agreement, conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with, and since inception was in compliance in all material respects with, the requirements of, and the rules and regulations under, the

1933 Act, the 1934 Act and the 1940 Act, blue sky laws and all other applicable federal and state laws or regulations, in each case as applicable to the Target Fund. The Target Fund is in compliance in all material respects with, and since inception, was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with the Target Fund’s policies and procedures that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund and to the best of the Target Fund’s knowledge after reasonable inquiry, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity Governing Documents or of any  agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other material commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and Target Entity, without any special investigation or inquiry, know of no facts that would reasonably be expected to form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund is not in violation of, and has not violated since inception, any applicable law or regulation except as would not reasonably be expected to materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. In addition, to the knowledge of the Target Entity, the Target Fund is not under investigation with respect to, nor has the Target Fund been threatened to be charged with or given notice of any violation of any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed as an exhibit to the Target Fund’s registration statement or as otherwise disclosed to the Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iv) has not entered into any amendment of the Target Entity Governing Documents that has not been disclosed to the Acquiring Fund; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than any liens for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year, for which a Form N-CSR has been filed, have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities, shall not constitute a material adverse change;

(l) On the Closing Date, all Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any properly and timely filed extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target Fund is in compliance in all material respects with applicable Regulations pertaining to the reporting of distributions on, and redemptions of, its shares of beneficial interest (or, in the case of reporting organizational actions affecting the basis of securities, timely posted in an area of a public website dedicated to this purpose), and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership for federal income tax purposes, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (the “IRS”) or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of Title A, Chapter 1, of the Code (“Subchapter M”), and (iii) is a “fund” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since it was first classified as a corporation that has ended prior to the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund expects to satisfy the requirements of Part I of Subchapter M to maintain qualification for treatment as a regulated investment company for the taxable year that includes the Closing Date. The Target Fund does not expect that the consummation of the transactions contemplated by this Agreement will cause it to fail to qualify as a regulated investment company as of the Closing Date or as of the end of its taxable year that includes the Closing Date. The Target Fund has not at any time since its inception had any material tax liability under Sections 852 or 4982 of the Code that has not been timely paid. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M (or the corresponding provisions of prior law) did not apply to the Target Fund. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(n) The Target Fund has not changed its taxable year end since inception and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the IRS or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes (other than statutory liens for Taxes not yet due and payable) existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(p) The Target Fund has no actual liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the principal purpose of which do not relate to Taxes);

(q) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and blue sky laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent for a Target Fund (the “Target Fund Transfer Agent”), on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(r) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Target Entity, on behalf of the Target Fund, and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(s) The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complied in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto at the time such information was used for such purposes;

(t) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund that is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the joint special meeting of the Target Fund’s shareholders (the “Special Meeting”) to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(u) The books and records of the Target Fund, including, but not limited to, FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements, are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(v) The Target Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund;

(w) The Target Entity has adopted and implemented written policies and procedures related to insider trading and a code of ethics that are reasonably designed to comply with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(x) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of the Target Fund’s business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(y) The Target Entity and the Target Fund are not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although either may have claims against certain debtors in such a Title 11 or similar case; and

(z) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of itself or, where applicable for each Acquiring Fund, represents and warrants to the Target Entity and the corresponding Target Fund as follows:

(a) The Acquiring Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquiring Entity’s declaration of trust and bylaws, as applicable (as amended and restated from time to time, “Acquiring Entity Governing Documents”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Fund is a duly established and designated separate series of the Acquiring Entity;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization, and the prospectus and statement of information of the Acquiring Fund that will be in effect on the Closing Date and that is included in the Acquiring Entity’s registration statement on Form N-1A, will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Entity’s or the Acquiring Fund’s knowledge, threatened against the Acquiring Entity or the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Entity or the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Entity or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Fund has not yet commenced operations. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(q)) or liabilities, formed for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Twin Oak to secure any required initial shareholder approvals;

(h) As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i) The Acquiring Fund: (i) was formed for the purpose of the applicable Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership for federal income tax purposes, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, holds and has held no property other than de minimis seed capital that was intended to facilitate its organization (which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(q)) and has never had tax attributes, (iv) intends to be eligible to compute its U.S. federal income Tax under Section 852 for the taxable year that includes the Closing Date, and (v) is, or will be as of the Closing Date, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year;

(j) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l) The Acquiring Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(m) The Acquiring Entity and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that are reasonably designed to comply with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Twin Oak;

(p) There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;

(q) There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be Twin Oak) to vote on the investment advisory contract and other agreements and plans as may be required by the 1940 Act and to take whatever action may be required to take as the Acquiring

Fund’s sole shareholder. The Initial Shares will be redeemed by the Acquiring Fund prior to the Closing for the price for which the Acquiring Fund shares were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest-bearing account; and

(r) As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the applicable Target Fund, and the Acquiring Entity, on behalf of the corresponding Acquiring Fund, represents and warrants as follows:

(a) The fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject; and

(c) Immediately following consummation of the Reorganization, other than shares of an Acquiring Fund issued to Twin Oak representing de minimis assets related to the Acquiring Fund’s formation or maintenance of its legal status, (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; and (2) the Acquiring Fund will hold the same assets and will be subject to the same liabilities that the Target Fund held or was subject to immediately before the Reorganization.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to each Reorganization:

(a) The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would reasonably be expected to result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a prospectus/proxy statement with respect to the proxy solicitation to the shareholders of the Target Fund of the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to Target Fund Shareholders appropriate disclosure with respect to the item.

(c) The Acquiring Entity shall file the N-14 Registration Statement with the Commission and use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable.

(d) The Target Entity, on behalf of each Target Fund, will call, convene and hold a meeting of shareholders of such Target Fund as soon as practicable, in accordance with applicable law and the Target Entity Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in a prospectus/proxy statement, and for such other purposes as may be necessary or desirable. In the event that, for any Target Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Target Entity Governing Documents and applicable law, and as set forth in a prospectus/proxy statement in order to permit further solicitation of proxies.

(e) The Target Entity, on behalf of each Target Fund, agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to receipt of the prospectus/proxy statement, in sufficient time to comply with requirements of the 1934 Act, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary.

(f) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement will not be acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(g) The Target Entity will assist the Acquiring Fund in obtaining (i) such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and (ii) copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity.

(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered, all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, 1934 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) The following shall be provided by the Target Entity on behalf of the Target Fund to the Acquiring Fund within sixty (60) days after the Closing Date: (i) A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent taxable year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code, (ii) All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund, and (iii) A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Regulations Sections 1.6045A-1 and 1.6045B-1(a)) required by law to be filed by each corresponding Acquiring Fund after the Closing.

(o) It is the intention of the parties that each Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code.

(p) The Target Entity, separately, on behalf of each Target Fund, shall timely file or cause to be timely filed all Tax Returns required to be filed with respect to the Target Fund for tax periods ending on or before the Closing Date, and the Acquiring Entity shall timely file or cause to be timely filed all Tax Returns required to be filed with respect to the Target Fund and any Tax Returns required to be filed with respect to the Acquiring Fund separately, on behalf of each Acquiring Fund, for any period ending after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Target Entity’s election, the Target Entity’s waiver, of the following conditions:

(a) All representations and warranties of the Acquiring Entity and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(c) The Target Fund and the corresponding Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(d) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement; and

(e) For the period beginning on the Closing Date and ending not less than six years thereafter, Twin Oak and its successors shall provide or cause to be provided liability coverage at least comparable in scope and amount to the liability coverage currently applicable to the former and current trustees and officers of the Target Entity as of the date of this Agreement, covering the actions of such trustees and officers with respect to each Target Fund for the periods they served as such. The costs and expenses of such insurance shall be paid in accordance with Section 9.2.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Acquiring Entity’s election, the Acquiring Fund’s waiver, of the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(c) The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund set forth in Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto; and

(d) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity, the shareholders of the Target Fund, and the board of trustees of the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act;

8.5. With respect to each Reorganization, the Acquiring Entity and the Target Entity shall have received the opinion of Acquiring Fund Counsel dated as of the Closing Date and addressed to the Acquiring Entity and the Target Entity, in a form satisfactory to them, as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Acquiring Fund Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Acquiring Fund Counsel may treat as representations and warranties made to it, and in separate letters, if Acquiring Fund Counsel requests, addressed to it. The Tax Opinion shall be substantially to the effect that – based on the facts and assumptions stated therein and conditioned on those representations and warranties being true and complete at the Closing Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Acquiring Fund Counsel has not approved) – for federal income tax purposes:

(a)       The transfer to the Acquiring Fund of the Assets of the Target Fund in exchange solely for Acquiring Fund shares and Acquiring Fund’s assumption of the Liabilities, followed by Target Fund’s distribution of such Acquiring Fund shares pro rata to the Target Fund Shareholders in exchange for their Target Fund shares, will qualify as a “reorganization” within the meaning of section

368(a)(1)(F) of the Code, and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

(b)       Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund shares and the Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those Acquiring Fund shares to the Target Fund Shareholders in exchange for their Target Fund shares;

(c)       Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund shares and Acquiring Fund’s assumption of the Liabilities, except for gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(d)       Acquiring Fund’s basis in each Asset will be the same as Target Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Target Fund’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e)       Each Target Fund Shareholder will recognize no gain or loss on the exchange of Target Fund shares solely for Acquiring Fund shares pursuant to the Reorganization;

(f)       Each Target Fund Shareholder’s aggregate basis in the Acquiring Fund shares it receives in the Reorganization will be the same as the aggregate adjusted basis in the Target Fund shares surrendered by the Target Fund Shareholder in exchange for those Acquiring Fund shares, and the holding period for those Acquiring Fund shares will include, in each instance, the holding period for those Target Fund shares, provided the Target Fund Shareholder holds the Target Fund shares as capital assets at the Closing Time; and

(g)       The Reorganization will not result in the termination of Target Fund’s taxable year, and pursuant to Section 381 of the Code and Regulations thereunder, Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code.

Notwithstanding the foregoing, the Tax Opinion may state that no opinion is expressed regarding (i) the federal income tax consequences of the payment of Reorganization Expenses by Twin Oak, except in relation to the qualification of the transfer of the Target Fund’s Assets to Acquiring Fund as a reorganization under Section 368(a)(1)(F) of the Code and the accuracy of the opinions described in paragraphs (a) through (g) above, and (ii) any state, local or foreign tax consequences of the Reorganization;

Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Except as otherwise provided herein, with respect to each Reorganization, Twin Oak or its affiliate will bear 100% of the expenses of the Target Fund and the Acquiring Fund that are solely and directly related to the Reorganization whether or not any Reorganization is consummated. Such costs of the

Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any; terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination); preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein) and any supplements to the Target Fund’s current prospectus and statement of additional information; and legal fees, accounting fees, tail insurance and expenses of holding shareholders meetings. Twin Oak agrees that the expenses payable by Twin Oak in connection with any tail insurance obtained by the Target Entity pursuant to this Section 9.2 shall become due immediately upon request by the Target Entity, and payable by Twin Oak within three business days of such request by the Target Entity. Any applicable transfer fees, stamp duty, brokerage commissions and other transaction costs relating to the (i) transfer of securities from the Target Fund to the Acquiring Fund at the time of the Reorganization and (ii) the sale and purchase of securities in those foreign markets that do not permit the in-kind transfer of securities shall be borne by the Target Fund. Notwithstanding the foregoing, expenses of each Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the appliable Target Fund or the corresponding Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code or otherwise result in the imposition of tax on either the Target Fund or the Acquiring Fund or on any of their shareholders, respectively. No cash or property other than Acquiring Fund Shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses, including expenses of the Reorganization. For avoidance of doubt, if a Reorganization is not consummated, Twin Oak will bear full responsibility for payment of the expenses described in this Section 9.2 and any payments made by Twin Oak in connection with any tail insurance obtained by the Target Entity pursuant to this Section 9.2 shall be non-refundable.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1. With respect to each Reorganization, the Acquiring Entity, out of the assets of the applicable Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, or covenants set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

11.2. With respect to each Reorganization, the Target Entity, out of the assets of the Target Fund, agrees to indemnify and hold harmless the Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

12.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The covenants to be performed after the Closing shall survive the Closing. The representations, warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

13.	TERMINATION

13.1. In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or all of the Reorganizations at any time prior to the Closing Date by: (i) resolution of either the board of trustees of the Acquiring Entity or the board of trustees of the Target Entity if circumstances should develop that, in the opinion of that board, make proceeding with the Agreement not in the best interests of the shareholders of an Acquiring Fund or a Target Fund, respectively; (ii) mutual agreement of the parties; (iii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [February 28, 2027], unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.2. If any order of the Commission with respect to the Agreement shall be issued prior to the Closing that imposes any term or condition that is determined by action of the board of trustees of the Target Entity to be acceptable, such term or condition shall be binding as if it were a part of the Agreement without a vote or approval of the shareholders of the applicable Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund shares to be issued to a Target Fund, and such term or condition had not been included in the prospectus/proxy statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Agreement shall not be consummated and shall terminate unless the Target Entity promptly calls a Special Meeting of its shareholders at which such condition shall be submitted for approval.

13.3 The failure of a Target Fund to consummate its Reorganization shall not affect the consummation or validity of the Reorganization with respect to the other Target Fund, and the provisions of this Agreement shall be construed to effect this intent.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such amendment; provided, however, that following dissemination of the prospectus/proxy statement, no such amendment may have the effect of changing the provisions for determining the number of shares of the applicable Acquiring Fund to be issued to the shareholders of a Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Target Entity:

Manager Directed Portfolios

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

Attention: Amber Kopp

Email: amber.kopp@usbank.com

With a copy (which shall not constitute notice) to:

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, WI 53202

Attention: Ellen Drought

Email: edrought@gklaw.com

For the Acquiring Entity:

The RBB Fund Trust

615 East Michigan Street

Milwaukee, Wisconsin 53202-5207

Attention: [Steven Plump]

Email: [splump@rbbfund.com]

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.

16.5.  The Target Entity is a Delaware statutory trust organized in series of which each Target Fund constitutes one such series. With respect to the Reorganization, the Target Entity is executing this Agreement on behalf of the Target Funds only. It is expressly agreed that there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to each Target Fund are enforceable against the assets of the Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of the Target Funds.

16.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 6.1(e), 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Target Entity Governing Documents and Acquiring Entity Governing Documents. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

[Remainder of the page left blank]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Funds and Target Funds.

Manager Directed Portfolios, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Ryan S. Frank Title: President	The RBB Fund Trust, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: James G. Shaw Title: Chief Operating Officer
Twin Oak ETF Company (for purposes of Section 6.1(e) and 9.2 only) By: _________________________________ Name: Zachary Wainwright Title: Chief Executive Officer

EXHIBIT A TO THE FORM OF REORGANIZATION

CHART OF REORGANIZATIONS

Target Fund	Acquiring Fund
Twin Oak Short Horizon Absolute Return ETF	Twin Oak Short Horizon Absolute Return ETF
Twin Oak Active Opportunities ETF	Twin Oak Active Opportunities ETF

APPENDIX B

SHAREHOLDER POLICIES AND PROCEDURES

The RBB Fund Trust

The information below is extracted from the prospectus for the Acquiring Funds and discloses the Acquiring Funds’ policies and procedures related to how to buy and sell Acquiring Funds shares. All capitalized terms not otherwise defined herein shall have the meanings assigned to them in the prospectus.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems its Shares at NAV only in Creation Units. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors can only buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling a Fund’s Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares.

Investors owning a Fund’s Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Share Trading Prices on the Exchange

Trading prices of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares. To provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for Shares as calculated by an information provider or market data vendor. The Funds are neither involved in nor responsible for any aspect of the calculation or dissemination of the IIVs and make no representation or warranty as to the accuracy of the IIVs. If the calculation of the IIV is based on the basket of Deposit Securities, such IIV may not represent the best possible valuation of a Fund’s portfolio because the basket of Deposit Securities does not necessarily reflect the precise composition of the current Fund portfolio at a particular point in time. The IIV should not be viewed as a “real-time” update of a Fund’s NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the Deposit Securities.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains or losses. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for a Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates by the Funds’ Valuation Designee (defined below) under guidelines established by the Board.

Fair Value Pricing

If market quotations are unavailable or deemed unreliable, securities will be fair valued by the Adviser, as the Funds’ Valuation Designee (the “Valuation Designee”), in accordance with procedures adopted by the Board and under the Board’s ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments. The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends, if any, annually, and distribute any net realized capital gains to its shareholders at least annually.

Dividend Reinvestment Service

Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of a Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

For taxable investors, distributions of a Fund’s taxable income or gain are taxable whether reinvested in Shares or received in cash.

Taxes

Each Fund intends to elect to be, and intends to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code.

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in this Prospectus is provided as general information about certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Such tax information does not represent a detailed description of the U.S. federal income tax consequences to you in light of your particular circumstances, including if you are subject to special tax treatment. Except where otherwise indicated, the discussion relates to investors who are “United States persons” (within the meaning of the Code) holding Shares as capital assets for U.S. federal income tax purposes (generally, for investment). You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares of a Fund is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when: (i) a Fund makes distributions; (ii) you sell your Shares listed on the Exchange; and (iii) you purchase or redeem Creation Units.

Taxes on Distributions

Each Fund intends to distribute, at least annually, substantially all of its net investment income and, at least annually, net capital gains income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income (as discussed below). Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares of a Fund.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met by both the Fund and the shareholder. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Fund’s securities lending activities, if any. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, provided holding period and other requirements are met by both such Fund and the shareholder. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, if any.

Income from U.S. treasury securities are generally exempt from state and local taxes. Distributions paid from any interest income and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from a Fund’s net long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your Shares.

If a Fund were to retain any net capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the U.S. federal income tax paid by such Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares owned by a shareholder of a Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

A Fund may make distributions that are treated as a return of capital. Such distributions are generally not taxable but will reduce the basis of your Shares. To the extent that the amount of any such distribution exceeds the basis of your Shares, however, the excess will be treated as gain from a sale of the Shares.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Funds.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of Shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares of a Fund).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When Shares are Sold

For federal income tax purposes, any gain or loss realized upon a sale of Shares of a Fund generally is treated as a capital gain or loss and as a long-term capital gain or loss if those Shares have been held for more than 12 months and as a short-term capital gain or loss if those Shares have been held for 12 months or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid or undistributed capital gains deemed paid with respect to such Shares of a Fund. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired (or the shareholder enters into a contract or option to acquire Shares of a Fund), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Shares. If disallowed, the loss will increase the basis of the Shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on and sales of Shares of a Fund held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the Shares.

U.S. Tax Treatment of Foreign Shareholders

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends or returns of capital) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. For these purposes, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. federal withholding tax at the source if received directly by a foreign shareholder, and that satisfy certain other requirements.

Properly reported distributions by a Fund that are received by foreign shareholders are generally exempt from U.S. federal withholding tax when they (a) are paid by a Fund in respect of such Fund’s “qualified net interest income” (i.e., such Fund’s U.S. source interest income, subject to certain exceptions, reduced by expenses that are allocable to such income), or (b) are paid by a Fund in connection with such Fund’s “qualified short-term gains” (generally, the excess of such Fund’s net short-term capital gains over such Fund’s long-term capital losses for such tax year). However, depending on the circumstances, a Fund may report all, some or none of such Fund’s potentially eligible distributions as derived from such qualified net interest income or from such qualified short-term gains, and a portion of such distributions (e.g., distributions attributable to interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.

If a Fund were to retain any net capital gain and designate the retained amount as undistributed capital gains in a notice to shareholders, foreign shareholders would be required to file a U.S. federal income tax return in order to claim refunds of their portion of the tax paid by such Fund on deemed capital gain distributions.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale of Shares of a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on Capital Gain Dividends from such Fund.

However, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from that Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Each Fund is generally required to withhold 30% on certain payments to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in any of the Funds.

Backup Withholding

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares of a Fund) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such backup withholding. A foreign investor can generally avoid such backup withholding by certifying his or her foreign status under penalties of perjury. The current backup withholding rate is 24%.

Taxes on Purchases and Redemptions of Creation Units

An AP who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash, if any, paid for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

The Trust on behalf of each Fund has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, any of the Funds would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of a Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the Shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains). However, any loss realized upon a redemption of Creation Units will be disallowed to the extent Shares of a Fund are acquired (or the AP enters into a contract or option to acquire Shares of a Fund), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the redemption. If disallowed, the loss will be reflected in an increase to the basis of the Shares acquired.

A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind, which would generally not give rise to a taxable gain or loss for the Fund. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on a Fund’s distributions and sales of Shares of a Fund. Consult your personal tax advisor about the potential tax consequences of an investment in Shares of a Fund under all applicable tax laws. For more information, please see the section entitled “DIVIDENDS, DISTRIBUTIONS, AND TAXES” in the SAI.

DISTRIBUTION

The Distributor, Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Distribution and Service Plan

Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and other fees for the sale and distribution of its shares. Because these fees would be paid out of each Fund’s assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board approval. The maximum distribution fee is 0.25% of each Fund’s average net assets under the Plan. The Funds do not expect to pay any 12b-1 fees during the current and next fiscal years.

ADDITIONAL CONSIDERATIONS

Payments to Financial Intermediaries

The Adviser and Sub-Adviser, out of their own resources and without additional cost to the Funds or their shareholders, may pay intermediaries, including affiliates of the Adviser and Sub-Adviser, for the sale of Fund Shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making Shares of a Fund available to their customers generally and in investment programs. The Adviser and Sub-Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser and/or Sub-Adviser believes may facilitate investment in the Funds.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of Shares of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds and other ETFs.

Premium/Discount Information

Each Fund is new and therefore does not have any information regarding how often Shares are traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of a Fund. Once available, this information will be presented, free of charge, at https://twinoaketfs.com.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the transfer agent, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 of the Securities Act is only available with respect to transactions on an exchange.

Disclosure of Portfolio Holdings

Each Fund discloses its full portfolio holdings, as of the close of business the prior day, each day before the opening of trading on the Exchange at https://twinoaketfs.com. Recent information, including information regarding each Fund’s NAV, market price, premiums and discounts, and bid/ask spreads, is also available on the website at https://twinoaketfs.com. A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ SAI.

Additional Information

The Funds enter into contractual arrangements with various parties, including, among others, the Funds’ investment adviser and investment sub-adviser, who provide services to the Funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase Shares of a Fund. The Funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Shareholder Rights

The Trust Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”) requires shareholders bringing a derivative action on behalf of a Fund to first make a pre-suit demand and also to collectively hold at least 10% of the outstanding Shares of the Trust or at least 10% of the outstanding Shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the Board determines not to bring such action. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. In each case, these requirements do not apply to claims arising under the federal securities laws.

Duties of Trustees

The Trust Instrument provides that the Trustees are subject to the same fiduciary duties to which the directors of a Delaware corporation would be subject if (i) the Trust were a Delaware corporation, (ii) the Shareholders were shareholders of such Delaware corporation, and (iii) the Trustees were directors of such Delaware corporation, and that such modified duties are instead of any fiduciary duties to which the Trustees would otherwise be subject. Without limiting the generality of the foregoing, all actions and omissions of the Trustees are evaluated under the doctrine commonly referred to as the “business judgment rule,” as defined and developed under Delaware law, to the same extent that the same actions or omissions of directors of a Delaware corporation in a substantially similar circumstance would be evaluated under such doctrine. Notwithstanding the foregoing, the provisions of the Fund’s Amended and Restated

Agreement and Declaration of Trust and its By-Laws, to the extent that they restrict or eliminate the duties (including fiduciary duties) and liabilities relating thereto of a Trustee otherwise applicable under the foregoing standard or otherwise existing at law or in equity, replace such other duties and liabilities of such Trustee. In addition, nothing in the Trust Instrument modifying, restricting or eliminating the duties or liabilities of Trustees shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

Manager Directed Portfolios

The information is extracted from the prospectus for the Target Funds and discloses the Target Funds’ policies and procedures related to purchasing, redeeming and exchanging Target Funds shares.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on an Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the bid-ask spread on your transactions. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by

Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of NAV

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV for each Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board (as described below).

Fair Value Pricing

The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act, subject to oversight by the Board. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security held by the Funds, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Funds may not be able to obtain the fair value assigned to the security upon the sale of such security.

The Active Opportunities ETF invests in other investment companies. With respect to any portion of a Fund’s assets that is invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the type of investment company in which the Fund invests. Mutual funds are generally priced at their ending NAV and exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded. The prospectuses for these other investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Investments by Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with a Fund.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually. The Funds will declare and pay capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

Each Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code.

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in this Prospectus is provided as general information about certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Such tax information does not represent a detailed description of the U.S. federal income tax consequences to you in light of your particular circumstances, including if you are subject to special tax treatment. Except where otherwise indicated, the discussion relates to investors who are “United States persons” (within the meaning of the Code) holding Shares as capital assets for U.S. federal income tax purposes (generally, for investment). You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA, you need to be aware of the possible tax consequences when: (i) a Fund makes distributions, (ii) you sell your Shares listed on an Exchange, and (iii) you purchase or redeem Creation Units.

Taxes on Distributions

Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income (as discussed below). Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Gain recognized on certain positions of the Target Short Horizon Fund that is attributable to the time value of money may be re-characterized from capital gain to ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met by both the Fund and the shareholder. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Fund’s securities lending activities, if any. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, provided holding period and other requirements are met by both such Fund and the shareholder. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, if any.

Income from U.S. treasury securities are generally exempt from state and local taxes. Distributions paid from any interest income and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from a Fund’s net long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your Shares.

If a Fund were to retain any net capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the U.S. federal income tax paid by such Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares owned by a shareholder of a Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

A Fund may make distributions that are treated as a return of capital. Such distributions are generally not taxable but will reduce the basis of your Shares. To the extent that the amount of any such distribution exceeds the basis of your Shares, however, the excess will be treated as gain from a sale of the Shares.

Shortly after the close of each calendar year, shareholders will be informed of the amount and character of any distributions received from the Funds.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contributions tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of Shares). This

3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions declared in October, November or December and paid in January of the following year, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment.

Taxes When Shares are Sold on the Exchange

For federal income tax purposes, any gain or loss realized upon a sale of Shares of a Fund generally is treated as a capital gain or loss and as a long-term capital gain or loss if those Shares have been held for more than 12 months and as a short-term capital gain or loss if those Shares have been held for 12 months or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid or undistributed capital gains deemed paid with respect to such Shares of a Fund. Additionally, gain realized upon a sale of Shares of the Target Short Horizon Fund may be recharacterized as ordinary income or loss to the extent the appreciation of the Shares sold is attributable to the time value of money. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired (or the shareholder enters into a contract or option to acquire Shares of a Fund), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Shares. If disallowed, the loss will increase the basis of the Shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on and sales of Shares of a Fund held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the Shares.

U.S. Tax Treatment of Foreign Shareholders

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends or returns of capital) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. For these purposes, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. federal withholding tax at the source if received directly by a foreign shareholder, and that satisfy certain other requirements.

Properly reported distributions by a Fund that are received by foreign shareholders are generally exempt from U.S. federal withholding tax when they (a) are paid by a Fund in respect of such Fund’s “qualified net interest income” (i.e., such Fund’s U.S. source interest income, subject to certain exceptions, reduced by expenses that are allocable to such income), or (b) are paid by a Fund in connection with such Fund’s “qualified short-term gains” (generally, the excess of such Fund’s net short-term capital gains over such

Fund’s long-term capital losses for such tax year). However, depending on the circumstances, a Fund may report all, some or none of such Fund’s potentially eligible distributions as derived from such qualified net interest income or from such qualified short-term gains, and a portion of such distributions (e.g., distributions attributable to interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.

If a Fund were to retain any net capital gain and designate the retained amount as undistributed capital gains in a notice to shareholders, foreign shareholders would be required to file a U.S. federal income tax return in order to claim refunds of their portion of the tax paid by such Fund on deemed capital gain distributions.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale of Shares of a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on Capital Gain Dividends from such Fund.

However, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from that Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Each Fund is generally required to withhold 30% on certain payments to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence, of an investment in any of the Funds.

Backup Withholding

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding. A foreign investor can generally avoid such backup withholding by certifying his or her foreign status under penalties of perjury. The current backup withholding rate is 24%.

Taxes on Purchases and Redemptions of Creation Units

An AP who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash, if any, paid for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months and otherwise will be short-term capital gain or loss. Gain realized upon a sale of Shares of the Target Short Horizon Fund may be recharacterized as ordinary income or loss to the extent the appreciation of the Shares sold is attributable to the time value of money.

The Trust on behalf of each Fund has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, any of the Funds would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of a Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the Shares comprising the Creation Units as capital assets and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held by the AP for more than 12 months and otherwise will generally be short-term capital gain or loss. Gain realized upon a redemption of Creation Units of the Target Short Horizon Fund may be recharacterized as ordinary income or loss to the extent the appreciation of the Shares sold is attributable to the time value of money. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains). However, any loss realized upon a redemption of Creation Units will be disallowed to the extent Shares of a Fund are acquired (or the AP enters into a contract or option to acquire Shares of a Fund), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the redemption. If disallowed, the loss will be reflected in an increase to the basis of the Shares acquired.

A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind, which would generally not give rise to a taxable gain or loss for the Fund. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on a Fund’s distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “DIVIDENDS, DISTRIBUTIONS, AND TAXES” in the SAI.

DISTRIBUTION

The Distributor, PINE Distributors LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 501 South Cherry Street, Suite 610, Denver, Colorado 80246.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares are traded on an Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Funds’ website at https://twinoaketfs.com.

ADDITIONAL NOTICES

Shares of the Trust are not sponsored, endorsed, or promoted by an Exchange. An Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Funds. An Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, or in the determination or calculation of the equation by which the shares are redeemable.

An Exchange has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing, or trading of the shares of the Funds. Without limiting any of the foregoing, in no event shall an Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any members of the public regarding the advisability of investing in securities generally or in the Funds particularly.

APPENDIX C
FINANCIAL HIGHLIGHTS

C-1

STATEMENT OF ADDITIONAL INFORMATION

to the Registration Statement on Form N-14 of The RBB Fund Trust on behalf of its series:

TWIN OAK SHORT HORIZON ABSOLUTE RETURN ETF

TWIN OAK ACTIVE OPPORTUNITIES ETF
Each a Series of The RBB Fund Trust

615 East Michigan Street
Milwaukee, Wisconsin 53202
609-731-6256

Dated October [•], 2026

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement and Prospectus dated October [•], 2026 (the “Proxy Statement/Prospectus”) relating specifically to the proposed Agreement and Plan of Reorganization (the “Plan”) to reorganize the Twin Oak Short Horizon Absolute Return ETF (the “Target Short Horizon Fund”) and the Twin Oak Active Opportunities ETF (the “Target Opportunities Fund”) (each, a “Target Fund” or “Fund” and collectively, the “Target Funds” or “Funds,” as context requires), each a series of Manager Directed Portfolios (the “Target Trust”), into newly created series, the Twin Oak Short Horizon Absolute Return ETF (the “Acquiring Short Horizon Fund”) and Twin Oak Active Opportunities ETF (the “Acquiring Opportunities Fund”) (each an “Acquiring Fund” or “Fund” and collectively, the “Acquiring Funds” or “Funds,” as context requires) of The RBB Fund Trust (the “Acquiring Trust”), respectively (each, a “Reorganization” and together, the “Reorganizations”).

Target Fund	Acquiring Fund
Twin Oak Short Horizon Absolute Return ETF	Twin Oak Short Horizon Absolute Return ETF
Twin Oak Active Opportunities ETF	Twin Oak Active Opportunities ETF

A copy of the Proxy Statement/Prospectus is available by calling toll-free at [•].

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganizations will occur in accordance with the terms of the Plan.

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TABLE OF CONTENTS

GENERAL INFORMATION	2
SUPPLEMENTAL FINANCIAL INFORMATION	3
DESCRIPTION OF THE ACQUIRING TRUST AND THE ACQUIRING FUNDS	3
INVESTMENT OBJECTIVE, POLICIES, AND RISKS	4
FUNDAMENTAL INVESTMENT POLICIES/RESTRICTIONS	4
INVESTMENT STRATEGIES AND RISKS	6
DISCLOSURE OF PORTFOLIO HOLDINGS	24
MANAGEMENT OF THE ACQUIRING TRUST	25
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	38
INVESTMENT ADVISORY AND OTHER SERVICES	38
CODE OF ETHICS	39
PORTFOLIO MANAGERS	40
DISTRIBUTION AND SERVICE PLAN	41
PROXY VOTING PROCEDURES	41
DETERMINATION OF NET ASSET VALUE	42
PURCHASE AND REDEMPTION OF CREATION UNITS	43
DIVIDENDS, DISTRIBUTIONS, AND TAXES	50
PORTFOLIO TRANSACTIONS AND BROKERAGE	52
PORTFOLIO TURNOVER	54
OTHER INFORMATION ABOUT THE FUNDS	55
CUSTODIAN	55
COUNSEL	55
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	55
ADMINISTRATOR	55
TRANSFER AGENT	55
FINANCIAL STATEMENTS	56
APPENDIX A – COMPARISON OF THE INVESTMENT LIMITATIONS OF THE FUNDS	A-1
APPENDIX B - DESCRIPTION OF SECURITIES RATINGS	B-1

GENERAL INFORMATION

This SAI relates to the proposed reorganizations of the Target Funds, each a series of the Target Trust, into the corresponding newly-created series of the Acquiring Funds, each a series of the Acquiring Trust. The proposed Reorganizations involve (i) the sale of all of the assets of the Target Funds to the corresponding Acquiring Funds and the assumption of all of the liabilities of the Target Funds by the corresponding Acquiring Funds in exchange for shares of the corresponding Acquiring Funds (each a “Share” and collectively, the “Shares”); and (ii) the subsequent pro rata distribution of the shares of the Acquiring Funds to the corresponding Target Funds’ shareholders in complete liquidation of the Target Funds.

Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

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INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI incorporates by reference the following documents:

1. The Target Funds’ SAI dated September [•], 2026, (Accession No. [•]); and

2. The audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended May 31, 2026, as amended (Accession No. 0001133228-26-011264).

Information relating to the Acquiring Funds is not incorporated by reference into this SAI. Rather, a description of the Acquiring Trust and the Acquiring Funds is contained in this SAI.

SUPPLEMENTAL FINANCIAL INFORMATION

Supplemental financial information has not been prepared for the Reorganizations because the Target Funds are being reorganized into series with no assets and liabilities that will commence investment operations upon completion of the Reorganizations and continue the operation of the Target Funds. The Target Funds shall be the accounting survivors in their respective Reorganizations, with the result that the Acquiring Funds will adopt the financial statements and financial history of the corresponding Target Funds upon consummation of the Reorganizations.

DESCRIPTION OF THE ACQUIRING TRUST AND THE ACQUIRING FUNDS

The Acquiring Trust is an open-end management investment company currently consisting of 41 separate portfolios. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and was organized as a Delaware statutory trust on August 29, 2014. This SAI pertains only to the shares of Twin Oak Active Opportunities ETF, a non-diversified portfolio and Twin Oak Active Opportunities ETF, a diversified portfolio. Twin Oak ETF Company (“Twin Oak” or the “Adviser”) serves as the investment adviser to the Acquiring Funds and Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) serves as the investment sub-adviser to the Acquiring Funds.

It is currently contemplated that in the fourth quarter of 2026, each Target Fund will reorganize into a corresponding Acquiring Fund of the Acquiring Trust as follows, and each Target Fund will be treated as a predecessor fund for performance and accounting purposes of the applicable Acquiring Fund:

Manager Directed Portfolios	The RBB Fund Trust
Twin Oak Short Horizon Absolute Return ETF	Twin Oak Short Horizon Absolute Return ETF
Twin Oak Active Opportunities ETF	Twin Oak Active Opportunities ETF

INVESTMENT OBJECTIVE, POLICIES, AND RISKS

The Acquiring Funds’ objectives and policies, except as otherwise stated, are not fundamental and may be changed without shareholder votes. The Acquiring Short Horizon Fund’s investment objective is capital appreciation with low price volatility. The Acquiring Opportunities Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Acquiring Funds will achieve their objectives.

The Proxy Statement/Prospectus discusses the investment objectives of the Acquiring Funds and the principal investment strategies to be employed to achieve the objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Acquiring Funds may invest, additional strategies that the Acquiring Funds may utilize, and certain risks associated with such investments and strategies. The Acquiring Funds expect to invest in a broad range of securities (subject to the Acquiring Funds’ principal investment strategies). The particular types of securities and the percentage of the Acquiring Funds’ assets invested in each type will vary depending on where the Adviser sees the most opportunities at the time of investment. Below under the heading “Investment Strategies and Risks” is a description of the different types of securities in which the Acquiring Funds may invest and certain of the risks relating to those securities.

FUNDAMENTAL INVESTMENT POLICIES/RESTRICTIONS

The Acquiring Funds have adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the outstanding shares or (ii) 67% or more of each Acquiring Fund’s shares present at a shareholder meeting if more than 50% of each Acquiring Fund’s outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the Acquiring Board without the approval of shareholders.

The Acquiring Funds may not:

1.	Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements provided that there is at least 300% asset coverage for the borrowings of the Fund. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. However, the amount shall not be in excess of lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund’s total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, futures contracts, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to derivatives instruments are not deemed to be a pledge or other encumbrance of assets. Securities held in escrow or separate accounts in connection with the Fund’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

2.	Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

3.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

4.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time;

5.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan;

6.	Purchase securities of one or more issuers conducting their principal business activity in the same industry or group of industries, if immediately after such purchase the value of its investments in such industry would exceed 25% or more of its total assets provided that this restriction shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund;

7.	The Acquiring Short Horizon Fund will not, with respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Each Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. For purposes of Investment Restriction Number 6, a Fund will look through to the underlying investments of any acquired open-end investment company for purposes of complying with its policy.

Securities held by a Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

The following restrictions are non-fundamental and may be changed without a shareholder vote.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds are subject to the following non-fundamental restrictions, which may be changed without shareholder approval upon 60 days’ written notice to shareholders.

1.	Acquire any illiquid asset if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

If a percentage restriction under one of the Fund’s investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

See Appendix A for a full comparison of the investment limitations of the Target Funds and the Acquiring Funds.

INVESTMENT STRATEGIES AND RISKS

The following supplements the descriptions of the Acquiring Funds’ principal investment objectives and strategies as described in the Proxy Statement/Prospectus and also includes descriptions of certain types of investments that may be made by the Acquiring Funds but are not principal investment strategies.

Principal Risks

Active Management Risk

The Adviser actively manages each Fund’s investments. Consequently, each Fund is subject to the risk that the investment techniques and risk analyses employed by the Adviser may not produce the desired results. This could cause each Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in connection with managing a Fund and may also adversely affect the ability of the Funds to achieve their investment goal.

Counterparty Risk (Acquiring Short Horizon Fund only)

Some of the derivatives entered into by the Fund will not be traded on an exchange and instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease. If the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. When the Fund is required to post margin or other collateral with a counterparty, including with a futures commission merchant or a clearing organization for futures or other derivative contracts, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. In the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors and the Fund may be exposed to the risk of being treated as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.

Cyber Security Risk

Each Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Funds, the Adviser, the Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. The use of artificial intelligence and machine learning could exacerbate these risks. While the Funds and their service providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Funds have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Funds, or the Adviser.

Derivatives Risk (Acquiring Short Horizon Fund only)

The Fund may invest in derivative instruments that give exposure to equities, such as futures contracts, including futures contracts of U.S. indices. Regulation of the derivatives market presents additional risks to the Funds and may limit the ability of the Funds to use, and the availability or performance of such instruments. Pursuant to Rule 18f-4 under the 1940 Act, a fund’s derivatives exposure is limited through a value-at-risk (“VaR”) test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest significantly in derivatives may be deemed limited derivatives users (as defined in Rule 18f-4) and would not be subject to the full requirements of Rule 18f-4. The Fund invests in derivatives as a principal investment strategy, however, each Fund limits its derivatives exposure to 10% of its net assets and qualify as a limited derivatives user for purposes of Rule 18f-4.

With respect to reverse repurchase agreements or other similar financing transactions in particular, including certain tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Each Underlying Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which an Underlying Fund may engage in derivative transactions could limit or prevent the Underlying Fund from using certain instruments.

The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Certain Investment Techniques and Derivatives Risks. When the Adviser uses investment techniques such as futures contracts, an investment in the Fund may be more volatile than investments in other mutual funds or ETFs. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in the Underlying Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Underlying Fund’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Underlying Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Fund may reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Fund may use futures contracts for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures are employed by the Fund, the Fund will limit such investments in commodity futures to below the de minimis thresholds adopted by the CFTC in its recent amendments to Rule 4.5 (see below for a description of these thresholds). For this reason, the Adviser is not required to register as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act at this time.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

Equity Securities Risk

Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund and Underlying Funds to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Small-Cap and Mid Cap Stocks. The Fund and Underlying Funds may invest in securities of companies with small- and mid-size capitalizations which tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.

ETF Risks

Each Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. A Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by a Fund and negatively impact Fund performance.

•	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or 16sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

•	Trading. Although Shares are listed for trading on an Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of an Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on an Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to an Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than

Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Fixed Income Securities Risk (Acquiring Opportunities Fund only)

The value of investments in fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Acquiring Opportunities Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Interest rates, and the value of the Acquiring Opportunities Fund’s fixed income securities, may be impacted by current governmental fiscal and monetary policy initiatives. Below are several specific risks associated with investments in fixed income securities.

•	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Acquiring Opportunities Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in its income.

•	Credit Risk. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

•	Duration Risk. Prices of fixed income securities with longer durations are more sensitive to interest rate changes than those with shorter durations.

•	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.

•	Maturity Risk. The value of fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated and the proceeds may have to be invested in securities with lower yields.

•	High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade (also referred to as “junk” bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

Frequent Trading Risk (Acquiring Short Horizon Fund only)

The Acquiring Short Horizon Fund may engage in active and frequent trading. Frequent trading may result in greater trading costs and increase the likelihood of a shareholder receiving distributions of taxable gains in the year.

Large Capitalization Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger capitalization companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized capitalization companies.

Large Shareholder Risk

The Funds may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Funds. Such large shareholder redemptions may cause the Funds to sell its securities at times when it would not otherwise do so, which may negatively impact the Funds’ NAV and liquidity. Similarly, large share purchases may adversely affect the Funds’ performance to the extent that the Funds are delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Funds’ current expenses being allocated over a smaller asset base, leading to an increase in the Funds’ expense ratio.

Market Risk

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Fund and/or the Adviser’s business. For example, uncertainties regarding the COVID-19 outbreak have resulted in serious economic disruptions across the globe. Recent events are impacting the securities markets. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and interest rates changes. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.

In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent the Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase the Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in the Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund.

Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which they invest. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which they invest.

Medium and Small Capitalization Risk

Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger capitalization companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.

New Adviser Risk

Twin Oak is a newly registered investment adviser and does not had an extensive history of serving as an adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge Twin Oak and it is possible Twin Oak may not achieve the Fund’s intended investment objective.

New Fund Risk

Each Fund is a newly organized, management investment companies with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund’s fixed costs would be allocated over a smaller number of shareholders.

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Non-Diversification Risk (Acquiring Opportunities Fund only)

To the extent that a Fund holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Fund, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Operational Risk

The Funds are subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk (Acquiring Short Horizon Fund only)

•	Buying or Purchasing Options Risk. Buying options is a speculative activity and entails greater than ordinary investment risks. Many factors influence the price of an option, including the price of the reference asset, the time to expiration, the strike price, interest rates, and the dividend on the reference asset, as a result, the Acquiring Short Horizon Fund’s investment returns can be impacted by many variables outside the Adviser’s direct control; as those various factors fluctuate, the value of a purchased option can fluctuate by meaningful amounts. Additionally, in the event the reference price is not above the strike price for a call option or below the strike price for a put option at expiry, the option will expire worthless and the Acquiring Short Horizon Fund will lose its invested premium. Furthermore, the value of the option may be lost if the Adviser fails to exercise such an option at or prior to its expiration.

•	Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Acquiring Short Horizon Fund will incur a loss as a result of writing (selling) options (also known as a short option position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which that Acquiring Short Horizon Fund purchases an offsetting position or exits the option. The Acquiring Short Horizon Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Because of the Acquiring Short Horizon Fund’s strategy of only coupling written and purchased puts and/or call options with the same expiration date and different strike prices (known as call spreads and put spreads), it expects that the maximum potential loss for the Acquiring Short Horizon Fund for any given debit spread to be limited to the premium paid.

•	Liquidity Risk. There are no assurances that a liquid market will exist when the buyer seeks to close out an option position. A less liquid trading market may adversely impact the value of the Acquiring Short Horizon Fund’s shares, resulting in a discounted price or additional time required to exit a position and result in the Acquiring Short Horizon Fund being unable to achieve its investment objective. For FLEX Options and OTC Options, the liquidity risk may be more acute given the customized nature relative to more standardized exchange listed options. OTC Options, FLEX Options or deep-in-the-money options may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Acquiring Short Horizon Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

•	Valuation Risk. European Options held by the Acquiring Short Horizon Fund, including FLEX Options, OTC Options, and exchange-listed options, are only exercisable at the strike price on their expiration. Prior to expiration, the value of these options will be determined based upon market quotations or using other recognized pricing methods. The value of the options prior to the expiration may vary because of related factors other than the value of the underlying reference asset. These factors include interest rate changes, changing supply and demand, decreased liquidity, and changing volatility levels of the reference asset. During periods of reduced market liquidity or the absence of readily available market quotations for the holdings of the Acquiring Short Horizon Fund, the ability of the Acquiring Short Horizon Fund to value certain of its option holdings becomes more difficult and the judgement of the Adviser (employing the fair value procedures adopted by the Adviser as Valuation Designee of the Board) may play a greater role in the valuation of the Acquiring Short Horizon Fund’s holdings due to reduced availability of reliable objective pricing data.

Other Investment Companies Risk

Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) registered under the 1940 Act that invest primarily in Fund-eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above.

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.

ETFs in which a Fund may invest are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. ETFs can give exposure to all or a portion of the U.S. market, a foreign market, a region, a commodity, a currency, or to any other index that an ETF tracks. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s NAV; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Funds’ shares could also be substantially and adversely affected.

If a Fund invests in other investment companies, Fund shareholders will bear not only their proportionate share of the Funds’ expenses, but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only with the Funds, but also with the portfolio investments of the underlying investment companies. Shares of certain closed-end funds may at times be acquired at market prices representing premiums to their NAVs. Shares acquired at a premium to their NAV may be more likely to subsequently decline in price, resulting in a loss to the Funds and their shareholders.

Tax Risk

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares. Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

Non-Principal Risks

Artificial Intelligence Risk

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of a Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

Money Market Funds Risk

Each Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.

U.S. Government Obligations Risk

Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the

U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National

Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

U.S. Treasury obligations include separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are transferable through the Federal book-entry system. STRIPS are sold as zero-coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations.

Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. Government securities markets and ultimately the Funds.

Commercial Paper Risk

Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund may invest only in commercial paper rated A-1 or higher by Standard & Poor’s Ratings Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or if not rated, determined by the investment adviser to be of comparable quality.

Bank Obligations Risk

Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits, money market deposit accounts, and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the U.S., of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S. Obligations of foreign branches of U.S. banks and U.S. branches of wholly-owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

•	Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.
•	Certificates of Deposit. Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	Time Deposits. Time deposits are bank deposits for fixed periods of time.

Debt Securities Risk

Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times. The value of debt securities may be affected significantly by changes in interest rates. Generally, when interest rates rise, a debt security’s value declines and when interest rates decline, its market value rises. Generally, the longer a debt security’s maturity, the greater the interest rate risk and the higher its yield. Conversely, the shorter a debt security’s maturity, the lower the interest rate risk and the lower its yield. Individual debt securities may be subject to the credit risk of the issuer. The underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Debt securities receiving a lower rating compared to higher rated debt securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings agencies such as Moody’s, Fitch and S&P provide ratings on debt obligations based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.

Hedging Strategies Risk

The Funds may engage in certain hedging strategies that involve options contracts. The Funds may engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) for maintaining its qualifications as a regulated investment company (“RIC”) for federal income tax purposes. Under rules adopted by the CFTC, the adviser of an investment company is subject to registration with the CFTC as a CPO under the Commodity Exchange Act if the investment company is unable to comply with certain trading and marketing limitations.

With respect to investments in commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options and derivatives markets. In the event that an investment adviser was required to register as a CPO, the disclosure and operations of the fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop. If CPO registration is required, the adviser may avail itself of the CFTC’s rules for CPOs which seek to harmonize CFTC reporting, disclosure and recordkeeping obligations with overlapping SEC regulations.

Illiquid Investments Risk

Each Fund may not knowingly invest more than 15% of its net assets in illiquid investments. An illiquid investment is an investment which a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Adviser makes the day-to-day determinations of liquidity pursuant to the Funds’ liquidity risk management program, monitors the liquidity of investments held by the Funds and reports periodically on each Fund’s liquidity to the Board. If the limitations on illiquid investments are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board. Illiquid investments include securities issued by private companies and restricted securities (securities where the disposition of which is restricted under the federal securities laws), which are discussed below. Rule 144A securities may be treated as liquid securities if they meet the criteria in the Funds’ liquidity risk management program. External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid investments in order to comply with its limitation on holding illiquid investments, which may result in realized losses to such Fund.

Restricted Securities Risk

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Adviser as the Board’s Valuation Designee (defined below). If, through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Private Placements Risk

Each Fund may invest in private placement securities, which are securities that are subject to restrictions on resale as a matter of contract or under federal securities laws. Private placements are often issued by privately held companies that are not subject to the reporting requirements of the SEC and are not required to maintain their accounting records in accordance with generally accepted accounting principles. Because there may be relatively few potential purchasers for such securities, a Fund could find it more difficult to sell such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. Investors in a private placement have less protection under the federal securities laws against improper practices than investors in publicly-traded securities.

Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and determining how the investment is likely to perform over time. Due to the more limited financial information and lack of publicly available prices, it may be more difficult to determine the fair value of these securities for purposes of computing a Fund’s NAV. Securities acquired in private placements generally are classified as illiquid. Disposing of securities acquired in private placements may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for a Fund to sell the security promptly at an acceptable price.

Repurchase Agreements Risk

Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of the Funds to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Funds’ investment limitations.

Borrowing Risk

The Funds may borrow money to the extent permitted by the 1940 Act. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund is required to reduce the Fund’s debt and restore the 300% asset coverage within three business days, and may be required to dispose of some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The use of borrowing by a Fund involves special risk considerations. Since substantially all of a Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs to the Fund.

Securities Lending Risk

The Funds do not currently engage in securities lending. Should a Fund engage in securities lending, the Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. A Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or another approved vehicle. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. In addition, such Fund may pay fees to U.S. Bank, National Association, the Funds’ securities lending agent, and such fees will be deducted from the Fund’s securities lending revenues. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate any loan.

Temporary Defensive Position Risk

In anticipation of or in response to adverse market, economic, political or other conditions, each Fund may take temporary defensive positions (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Acquiring Fund’s entire portfolio holdings are publicly disseminated each day the Acquiring Funds are open for business through the Acquiring Funds’ website located at https://twinoaketfs.com and may be made available through financial reporting and news services or any other medium, including publicly available web sites.

MANAGEMENT OF THE ACQUIRING TRUST

The business and affairs of the Acquiring Trust are managed under the oversight of the Acquiring Board, subject to the laws of the State of Delaware and the Acquiring Trust’s organizational documents. The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Acquiring Trust’s service providers. The officers of the Acquiring Trust conduct and supervise the Acquiring Trust’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Acquiring Trust (as defined in the 1940 Act) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Acquiring Trust are referred to as “Interested Trustees.” The Acquiring Board is currently composed of five Independent Trustees and two Interested Trustees. The Acquiring Board has selected Arnold M. Reichman, an Independent Trustee, to act as Chair. Mr. Reichman’s duties include presiding at meetings of the Acquiring Board and interfacing with management to address significant issues that may arise between regularly scheduled Acquiring Board and committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Trustees and the Acquiring Trust’s officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Acquiring Board from time to time.

The Acquiring Board meets as often as necessary to discharge its responsibilities. Currently, the Acquiring Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Acquiring Board also relies on professionals, such as the Acquiring Trust’s independent registered public accounting firms and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Acquiring Board has established seven standing committees — Audit, Contract, Executive, Nominating and Governance, Product Development, Regulatory Oversight, and Valuation Committees (each a “Committee” and together, the “Committees”). The Acquiring Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Acquiring Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Acquiring Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Acquiring Board has also established an Advisory Board whose members are not “interested persons” of the Acquiring Trust (as defined in the 1940 Act) and who serve in a consultative capacity to the Acquiring Board, providing non-binding advice to the Acquiring Board regarding the oversight of the affairs of the

Acquiring Trust (each, an “Advisory Board Member”). An Advisory Board Member participates in Acquiring Board discussions and reviews Acquiring Board materials relating to the Acquiring Funds, but is not a Trustee, has no power to vote on any matter presented to the Acquiring Board, and has no power to act on behalf of or otherwise bind the Acquiring Board, the Trustees or any Committee of the Acquiring Board. The Acquiring Board appointed Eugene Podsiadlo as an Advisory Board Member effective October 1, 2025.

The Acquiring Board has determined that the Acquiring Trust’s leadership structure is appropriate because it allows the Acquiring Board to effectively perform its oversight responsibilities.

Trustees, Advisory Board Member, and Executive Officers

The Trustees, Advisory Board Member, and executive officers of the Acquiring Trust, their ages, business addresses and principal occupations during the past five years are set forth in this section.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1966	Trustee	June 2021 to present	Since 2025, Financial consultant; from 2020-2025, Chief Financial Officer, HC Parent Corp (life sciences consulting services).	[•]	FS Specialty Lending Corp (previously Energy and Power Fund) (registered investment company); Wilmington Funds (10 portfolios) (registered investment company).
Lisa A. Dolly 615 East Michigan Street, Milwaukee, WI, 53202 Year of Birth: 1966	Trustee	October 2021 to present	From July 2019-December 2019, Chair, Pershing LLC (broker dealer, clearing and custody firm); January 2016-June 2019, Chief Executive Officer, Pershing, LLC.	[]

Allfunds Group PLC (United Kingdom wealthtech and fund distribution provider); Securities Industry and Financial Markets Association (trade association for broker dealers, investment banks and asset managers); Hightower Advisors (wealth management firm); Cohen & Steers, Inc. (global investment manager).

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1943	Trustee	June 2021 to present	Since 1997, Consultant, financial services organizations.	[]	None.
Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1948	Chair and Trustee	June 2021 to present	Retired.	[]	EIP Investment Trust (registered investment company) (until August 2022).
Martha A. Tirinnanzi 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Trustee	January 2024 to present

Since 2014, Instructor, The Institute for Financial Markets; from 2013-2023, President and Chief Executive Officer, Financial Standards, Inc. (consulting firm); from 2020-2022, Adjunct Professor of Finance and Accounting, The Catholic University of America’s Busch School of Business.

[]

Intercontinental Exchange, Inc. (“ICE”) (financial services company and operator of global exchanges and clearinghouses); ICE Mortgage Services, LLC (a subsidiary of ICE); ICE Mortgage Technology, Inc. (a subsidiary of ICE); Community Development Trust (real estate investment trust) (until May 2023).

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
INTERESTED TRUSTEES[2]
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1938	Vice Chair and Trustee	June 2021 to present	Since 2002, Senior Director - Investments and, prior thereto, Executive Vice President, Oppenheimer & Co., Inc. (a registered broker-dealer).	[]	None
Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Trustee	June 2021 to present	Retired.	[]

Barclays PLC, Barclays Bank PLC and Barclays Execution Services Limited (financial services companies); Fidelity National Information Services, Inc. (financial services technology company) (until 2024).

DISINTERESTED ADVISORY BOARD MEMBER(3)
Eugene Podsiadlo 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1957	Advisory Board Member	October 2025 to present

Since 2023, Senior Advisor and Limited Partner, AI Capital, LLC; since 2020, Senior Advisor and Industry Council Member, Cross Creek Advisors; from February-June 2023, Executive Vice President of Clearbrook, LLC; from 2020-2022, Registered Securities Principal and Representative, March Capital.

				N/A	Alpha Healthcare Acquisition Corp III (2021-2023); Esoterica Thematic Trust (2020-2021).

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
OFFICERS
Steven Plump 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1959	President	August 2022 to present	From 2011 to 2021, Executive Vice President, PIMCO LLC.	N/A	N/A
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Year of Birth: 1962	Chief Compliance Officer	June 2021 to present

Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company); since 2004, Chief Compliance Officer of The RBB Fund, Inc.; from 2009 to 2022, President of The RBB Fund, Inc.; from 2021 to 2022, President of The RBB Fund Trust.

				N/A	N/A
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Chief Financial Officer and Secretary Chief Operating Officer	June 2021 to present August 2022 to present	Since 2022, Chief Operating Officer of The RBB Fund Inc.; since 2016, Chief Financial Officer and Secretary of The RBB Fund Inc.	N/A	N/A

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Craig A. Urciuoli 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1974	Director of Marketing & Business Development	June 2021 to present	Since 2019, Director of Marketing & Business Development of The RBB Fund, Inc.	N/A	N/A
Jennifer Witt 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1982	Assistant Treasurer	June 2021 to present	Since 2020, Vice President, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1971	Assistant Secretary	June 2021 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Joshua Solin 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1988	Assistant Treasurer	January 2025 to present	Since 2023, Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2021 to 2023, Officer, U.S. Bank Global Services.	N/A	N/A

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Thomas M. Reynolds 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Assistant Treasurer and Assistant Secretary	September 2024 to present	Since 2024, Assistant Treasurer & Assistant Secretary of The RBB Fund Inc.; from 2023-2024, Vice President of Virtus Investment Partners; from 2020-2023, CFO of Stone Harbor Investment Partners LP	N/A	N/A
Jillian L. Bosmann One Logan Square Suite 2000 Philadelphia, PA 19103 Year of Birth: 1979	Assistant Secretary	June 2021 to present	Since 2017, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A

*	Each Trustee oversees [•] portfolios of the fund complex, consisting of the series in The RBB Fund, Inc. ([•] portfolios) and the Acquiring Trust ([•]portfolios).

1.	Subject to the Acquiring Fund’s Retirement Policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75 or until his or her successor is elected and qualified or his or her death, resignation or removal. The Acquiring Board reserves the right to waive the requirements of the policy with respect to an individual Trustee. The Acquiring Board has approved waivers of the policy with respect to Messrs. Giordano, Reichman, and Sablowsky. Each officer holds office at the pleasure of the Acquiring Board until the next special meeting of the Acquiring Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

2.	Mr. Sablowsky and Mr. Shea are considered “interested persons” of the Acquiring Trust as that term is defined in the 1940 Act and are referred to as an “Interested Trustee.” Mr. Sablowsky is considered an “Interested Trustee” of the Acquiring Trust by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Shea is considered an “Interested Trustee” of the Acquiring Trust by virtue of his position on the Board of Barclays Bank plc, a multinational bank.

3.	A Disinterested Advisory Board Member is an Advisory Board Member that is not an “interested person” of the Acquiring Trust within the meaning of Section 2(a)(19) of the 1940 Act.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years. Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee. The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee of the Trust. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Ms. Dolly has over three decades of experience in the financial services industry, and she has demonstrated her leadership and management abilities by serving in numerous senior executive-level positions. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing, banking and investment services industry, including service on the boards of public companies, industry regulatory organizations and a university. Ms. Tirinnanzi has over 20 years of strategic, regulatory and operational management experience in the financial and mortgage industries, including service on the boards of a public company and real estate investment trust, and brings to the Board her expertise regarding derivatives markets and related businesses.

Standing Committees

The responsibilities of each Committee of the Acquiring Board and its members are described below.

Audit Committee. The Acquiring Board has an Audit Committee comprised of three Independent Trustees. The current members of the Audit Committee are Ms. Tirinnanzi and Messrs. Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened four times during the fiscal year ended May 31, 2026.

Contract Committee. The Acquiring Board has a Contract Committee comprised of an Interested Trustee and two Independent Trustees. The current members of the Contract Committee are Mses. Dolly and Tirinnanzi and Mr. Sablowsky. The Contract Committee reviews and makes recommendations to the Acquiring Board regarding the approval and continuation of agreements and plans of the Acquiring Trust. The Contract Committee convened six times during the fiscal year ended May 31, 2026.

Executive Committee. The Acquiring Board has an Executive Committee comprised of an Interested Trustee and three Independent Trustees. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Acquiring Trust when the Board is not in session. The Executive Committee did not meet during the fiscal year ended May 31, 2026.

Nominating and Governance Committee. The Acquiring Board has a Nominating and Governance Committee comprised of three Independent Trustees. The current members of the Nominating and Governance Committee are Messrs. Chandler, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Trustees of the Acquiring Trust. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Acquiring Trust’s Secretary. The Nominating and Governance Committee convened two times during the fiscal year ended May 31, 2026.

Product Development Committee. The Acquiring Board has a Product Development Committee comprised of the Interested Trustees and two Independent Trustees. The current members of the Product Development Committee are Messrs. Chandler, Reichman, Sablowsky and Shea. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Acquiring Trust. The Product Development Committee met four times during the fiscal year ended May 31, 2026.

Regulatory Oversight Committee. The Acquiring Board has a Regulatory Oversight Committee comprised of the Interested Trustees and two Independent Trustees. The current members of the Regulatory Oversight Committee are Ms. Dolly and Messrs. Reichman, Sablowsky, and Shea. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Acquiring Trust. The Regulatory Oversight Committee met four times during the fiscal year ended May 31, 2026.

Valuation Committee. The Acquiring Board has a Valuation Committee comprised of the Interested Trustees and two officers of the Acquiring Trust. The members of the Valuation Committee are Messrs. Faia, Sablowsky, Shea and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee met four times during the fiscal year ended May 31, 2026.

Risk Oversight

The Acquiring Board performs its risk oversight function for the Acquiring Trust through a combination of (1) direct oversight by the Acquiring Board as a whole and Committees and (2) indirect oversight through the Acquiring Trust’s investment advisers and other service providers, Acquiring Trust officers and the Acquiring Trust’s Chief Compliance Officer (“CCO”). The Acquiring Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Acquiring Trust is the responsibility of the Acquiring Trust’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Acquiring Trust’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Acquiring Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Acquiring Board provides risk oversight by receiving and reviewing on a regular basis reports from the Acquiring Trust’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Acquiring Trust’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s CCO to discuss compliance reports, findings and issues. The Acquiring Board also relies on the Acquiring Trust’s investment advisers and other service providers, with respect to the day-to-day activities of the Acquiring Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Acquiring Trust’s business and reputation.

The Acquiring Board’s oversight of risk management is also provided by various Committees. For example, the Audit Committee meets with the Acquiring Trust’s independent registered public accounting firms to ensure that the Acquiring Trust’s respective audit scopes include risk-based considerations as to the Acquiring Trust’s financial position and operations.

The Acquiring Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Acquiring Board’s oversight role does not make the Acquiring Board a guarantor of the Acquiring Trust’s investments or activities.

Trustee and Advisory Board Member Ownership of Shares of the Acquiring Trust

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Acquiring Funds and in all of the portfolios of the Acquiring Trust and The RBB Fund, Inc. (together, the “Fund Complex”) (which for each Trustee comprise all registered investment companies within the Acquiring Trust’s family of investment companies overseen by him or her), as of December 31, 2025, including the amounts through the deferred compensation plan.

Name of Trustee	Dollar Range of Equity Securities in the Acquiring Dividend Fund(1)	Dollar Range of Equity Securities in the Acquiring International Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
Independent Trustees
Gregory P. Chandler	None	None	Over $100,000
Lisa A. Dolly	None	None	$50,001-$100,000
Nicholas A. Giordano	None	None	$50,001-$100,000
Arnold M. Reichman	None	None	Over $100,000
Martha A. Tirinnanzi(2)	None	None	Over $100,000
Interested Trustees
Robert Sablowsky	None	None	Over $100,000
Brian T. Shea	None	None	$10,001-$50,000
DISINTERESTED ADVISORY BOARD MEMBER
Eugene Podsiadlo(2)	None	None	$10,001-$50,000

(1) The Acquiring Funds had not commenced operations prior to the date of this SAI.

(2) Mr. Podsiadlo is not a Trustee. He was appointed as an Advisory Board Member effective October 1, 2025.

Trustees’, Advisory Board Member’s and Officers’ Compensation

Effective January 1, 2026, the Fund Complex, based on an allocation formula, pays each Trustee and Advisory Board Member a retainer at the rate of $265,000 annually, $15,000 for each regular meeting of the Acquiring Board attended in-person; $6,000 for each Regulatory Oversight Committee meeting attended in-person; $5,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $9,000 and $6,500, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $4,000 for each special committee meeting that lasts longer than 30 minutes; $3,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each receives an additional fee of $50,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and

Governance Committee each receives an additional fee of $40,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee receives an additional fee of $25,000 for his services. The Chair of the Acquiring Board receives an additional fee of $125,000 per year for his services in this capacity and the Vice Chair of the Acquiring Board receives an additional fee of $50,000 per year for his services in this capacity.

From January 1, 2025, through December 31, 2025, the Fund Complex, based on an allocation formula, paid each Trustee and Advisory Board Member a retainer at the rate of $225,000 annually, $15,000 for each regular meeting of the Acquiring Board attended in-person; $6,000 for each Regulatory Oversight Committee meeting attended in-person; $5,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $9,000 and $6,500, respectively, for each special in-person or telephonic Acquiring Board meeting that lasts longer than 30 minutes; $4,000 for each special committee meeting that lasts longer than 30 minutes; $3,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $50,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $40,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee received an additional fee of $25,000 for his services. The Chair of the Acquiring Board received an additional fee of $125,000 per year for his services in this capacity and the Vice Chair of the Acquiring Board received an additional fee of $50,000 per year for his services in this capacity.

Trustees are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Acquiring Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as CCO of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Acquiring Trust, and such compensation is determined by the Acquiring Board. For the fiscal year ended May 31, 2026, Vigilant Compliance, LLC received $1,060,000 in the aggregate from all series of the Fund Complex for its services. For the fiscal year ended May 31, 2026, Vigilant Compliance, LLC did not receive any fees from the Acquiring Funds because the Acquiring Funds had not commenced operations prior to the date of this SAI. Employees of the Acquiring Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, Assistant Treasurer, and Assistant Secretary, and are compensated for services provided. For the fiscal year ended May 31, 2026, each of the following members of the Acquiring Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, Assistant Treasurer, and Assistant Secretary received compensation from the Fund and the Fund Complex in the following amounts:

Name of Trustee/Officer	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees or Officers
Independent Trustees:
Gregory P. Chandler, Trustee	$0	N/A	N/A	$435,000
Lisa A. Dolly, Trustee	$0	N/A	N/A	$395,000
Nicholas A. Giordano, Trustee	$0	N/A	N/A	$409, 500
Arnold M. Reichman, Trustee and Chair	$0	N/A	N/A	$516,500
Martha A. Tirinnanzi, Trustee	$0	N/A	N/A	$380,500
Interested Trustees:
Robert Sablowsky, Trustee and Vice Chair	$0	N/A	N/A	$522,500
Brian T. Shea, Trustee	$0	N/A	N/A	$422,500
Disinterested Advisory Board Member:
Eugene Podsiadlo(2)	$0	N/A	N/A	$280,750
Officers:
Steven Plump, President	$0	N/A	N/A	$504,750
James G. Shaw, Chief Financial Officer, Chief Operating Officer and Secretary	$0	N/A	N/A	$606,000
Craig Urciuoli, Director of Marketing & Business Development	$0	N/A	N/A	$444,750
Thomas M. Reynolds, Assistant Treasurer and Assistant Secretary	$0	N/A	N/A	$373,250

(1) The Fund had not commenced operations prior to the date of this SAI.

(2) Mr. Podsiadlo began serving as an Advisory Board Member effective October 1, 2025.

Each compensated Trustee is entitled to participate in the Acquiring Trust’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Trustee may elect to defer all or a portion of his or her compensation and have the deferred compensation treated as if it had been invested by the Acquiring Trust in shares of one or more of the portfolios of the Trust. The amount paid to the Trustees under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2025, the Independent Trustees and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Acquiring Trust’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Trustee Emeritus Program

The Acquiring Board has created a position of Trustee Emeritus, whereby an incumbent Trustee who has attained at least the age of 75 and completed a minimum of fifteen years of service as a Trustee or as a director of The RBB Fund, Inc., may, in the sole discretion of the Nominating and Governance Committee of the Acquiring Trust (“NGC”), be recommended to the full Acquiring Board to serve as Trustee Emeritus.

A Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to up to 50% of the annual base compensation paid to a Trustee. Effective January 1, 2026, a Trustee Emeritus can receive an annual fee in an amount up to 50% of the annual base compensation paid to a Trustee in effect at the time such Trustee Emeritus was first appointed Trustee Emeritus. Compensation will be determined annually by the NGC and the Board with respect to each Trustee Emeritus. In addition, a Trustee Emeritus will be reimbursed for certain expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board/Committee meetings. A Trustee Emeritus will continue to receive relevant materials concerning the Funds and will be available to consult with the Trustees at reasonable times as requested. However, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

A Trustee Emeritus will be permitted to serve in such capacity from year to year at the pleasure of the Committee and the Acquiring Board for up to three years. Effective February 2024, Julian Brodsky serves as a Trustee Emeritus of the Acquiring Trust. Effective January 2025, Robert Straniere serves as a Trustee Emeritus of the Acquiring Trust.

For the fiscal year ended May 31, 2026, Julian Brodsky and Robert Straniere received compensation for their roles as a Trustee Emeritus in the following amounts:

Trustee Emeritus	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex
Julian Brodsky	$0	N/A	N/A	$112,500
Robert Straniere	$0	N/A	N/A	$112,500

(1) The Funds had not commenced operations prior to the date of this SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [  ], 2026, to each Fund’s knowledge, the following named persons at the addresses shown below were owners of record of approximately 5% or more of the total outstanding shares of the Target Funds as indicated below. Any shareholder that owns 25% or more of the outstanding shares of each Fund may be presumed to “control” (as that term is defined in the 1940 Act) that Fund. Shareholders controlling a Fund or class could have the ability to vote a majority of the shares of a Fund or class on any matter requiring approval of the shareholders of the Fund or class.

TARGET FUNDS – CONTROL PERSONS

Principal Shareholders - TARGET SHORT HORIZON FUND Name and Address	% of Shares	Type of Ownership
[Name] [Address]	[ ]%	Record
[Name] [Address]	[ ]%	Record
[Name] [Address]	[ ]%	Record

Principal Shareholders – TARGET OPPORTUNITIES FUND Name and Address	% of Shares	Type of Ownership
[Name] [Address]	[ ]%	Record

[As of the date of this SAI, Trustees and Officers as a group owned less than 1% of the outstanding shares of each class of each Target Fund.]

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Twin Oak ETF Company acts as investment adviser to each Acquiring Fund. The Adviser is a Delaware company and is located at 888 Worchester Street, Suite 200, Wellesley, Massachusetts 02482. The Adviser is registered with the SEC as an investment adviser.

The Adviser provides investment advisory services to each Acquiring Fund pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) between the Acquiring Trust and the Adviser. After an initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

Subject to the supervision of the Board, the Adviser will provide for the overall management of the Funds including (i) the provision of a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of the securities and other investments to be purchased, retained, or sold by the Funds, and (iii) the placement from time to time of orders for all purchases and sales of securities and other investments made for the Funds. The Adviser will provide the services rendered by it in accordance with each Fund’s investment objective, restrictions and policies as stated in the Prospectus and in this SAI. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, each Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.45% for the Acquiring Short Horizon Fund and 0.99% for the Acquiring Opportunities Fund of the average daily net assets during the month of each Acquiring Fund. From the unitary management fees, the Adviser pays most of the expenses of the Acquiring Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, affiliated fund fees, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

Fee Waiver Agreement – Target Short Horizon Fund. Pursuant to the fee waiver agreement between Twin Oak and the Funds, the Adviser has agreed to reduce the management fee from 0.45% to 0.25% of the Fund’s average daily net assets for the Target Short Horizon Fund through at least [September 30, 2027]. This agreement may be terminated sooner by mutual agreement of the Trust’s Board and Twin Oak. The Acquiring Short Horizon Fund will also maintain the fee waiver through at least [September 30, 2027].

Voluntary Fee Waiver – Target Opportunities Fund. The Twin Oak has voluntarily agreed to reduce the management fee from 0.99% to 0.35% of the Fund’s average daily net assets for the Target Opportunities Fund. The voluntary management fee waiver may be discontinued at any time and shareholders will be given 30 days’ written notice in the event the waiver is discontinued. The Acquiring Opportunities Fund is expected to continue the voluntary fee agreement.

The Target Short Horizon Fund paid its investment adviser, Twin Oak ETF Company, the following fees for the fiscal year ended May 31, 2026 and the fiscal period ended May 31, 2025, as the Fund commenced operations on August 19, 2024:

	Fiscal Year Ended May 31
Target Short Horizon Fund	2026	2025*
Gross Management Fees	$246,713	$70,952
Fees Waived	$109,810	$31,534
Net Management Fees Paid to Adviser	$136,903	$ 39,418

*	For the period August 19, 2024 (commencement of operations) through May 31, 2025.

The Target Opportunities Fund paid its investment adviser, Twin Oak ETF Company, the following fees for the fiscal year ended May 31, 2026 and for the fiscal period ended May 31, 2025, as the Fund commenced operations on February 20, 2025:

	Fiscal Year Ended May 31
Target Opportunities Fund	2026	2025*
Gross Management Fees	$2,456,394	$934,289
Fees Waived	$1,587,972	$603,985
Net Management Fees Paid to Adviser	$838,422	$330,304

*	For the period February 20, 2025 (commencement of operations) through May 31, 2025.

CODE OF ETHICS

The Trust, Adviser and the Sub-Adviser have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Funds, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Funds’ investment activities.

PORTFOLIO MANAGERS

This section includes information about the Acquiring Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by the Portfolio Managers

The tables below identify the number of accounts (other than the Fund with respect to which information is provided) for which the portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. This information for each Target Fund is provided as of May 31, 2026.

Portfolio Managers;	Total Accounts		Accounts With Performance-Based Fees
Other Accounts	Number	Assets	Number	Assets
Zachary Wainwright
Registered Investment Companies	[•]	$[•]	[•]	$[•]
Other Pooled Investment Vehicles	[•]	$[•]	[•]	$[•]
Other Accounts	[•]	$[•]	[•]	$[•]
Greg Stoner
Registered Investment Companies	[•]	$[•]	[•]	$[•]
Other Pooled Investment Vehicles	[•]	$[•]	[•]	$[•]
Other Accounts	[•]	$[•]	[•]	$[•]

Portfolio Manager Compensation

The Portfolio Managers are compensated by the Adviser through a fixed salary and potential discretionary bonus compensation which is based on the overall profitability of the Adviser and not based on performance of any accounts. Mr. Wainwright, who is an owner of the Adviser through holding companies and trust, may receive additional compensation based on the profitability of the overall business. In addition to his compensation as an employee of the Adviser, Mr. Stoner is an owner of the Adviser.

Material Conflicts of Interest

Material conflicts of interest that may arise in connection with the Portfolio Managers’ management of each Acquiring Fund’s investments and investments of other accounts managed include material conflicts between the investment strategies of the Funds and the investment strategy of the other accounts managed by the Portfolio Managers and conflicts associated with the allocation of investment opportunities between the Acquiring Funds and other accounts managed by the Portfolio Managers. The Adviser’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest. Additional conflicts of interest may potentially exist or arise that are not discussed above. Subject to any restrictions under the Adviser’s Code of Ethics, the Portfolio Managers may buy and sell securities for their own accounts, but may not buy securities from or sell securities to an Acquiring Fund. The Portfolio Managers may engage in other business ventures of any nature, and a Fund has no right to participate in or benefit from such other activities.

Portfolio Manager Securities Ownership

As of May 31, 2026, the portfolio manager owned securities of the Target Funds in the amount set forth in the table below.

Dollar Value of Securities Beneficially Owned
Portfolio Manager*	Target Short Horizon Fund	Target Opportunities Fund
Zachary Wainwright	[Over $1,000,000]	[$1-10,000]
Greg Stoner	[$50,001-$100,000]	[None]

*	Dollar ranges are as follows: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and over $1,000,000.

DISTRIBUTION AND SERVICE PLAN

The Acquiring Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 with respect to shares of the Acquiring Funds. However, no 12b-1 fee is currently charged to the Acquiring Funds, and there are no plans in place to impose a Rule 12b-1 fee at this time. Pursuant to the Plan, the Acquiring Funds may enter into agreements from time to time with financial intermediaries providing for support and/or distribution services to customers of the financial intermediaries who are the beneficial owners of Acquiring Fund shares. Under the agreements, the Acquiring Funds may pay financial intermediaries up to 0.25% (on an annualized basis) of the average daily NAV of the shares beneficially owned by their customers. Distribution services may include: (i) services in connection with distribution assistance; or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers and mutual fund “supermarkets,” as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

Any amendment to increase materially the costs under the Plan with respect to an Acquiring Fund must be approved by the holders of a majority of the outstanding shares of the Acquiring Fund. So long as the Plan is in effect, the selection and nomination of the members of the Acquiring Board who are not “interested persons” (as defined in the 1940 Act) of the Acquiring Trust will be committed to the discretion of such Non-Interested Trustees.

PROXY VOTING PROCEDURES

The Acquiring Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Acquiring Funds to the Adviser, subject to the Acquiring Board’s continuing oversight. The Adviser has delegated authority to vote proxies for the portfolio securities held by the Acquiring Funds to the Sub-Adviser.

In exercising its voting obligations, the Sub-Adviser is guided by general fiduciary principles. The Sub-Adviser must act prudently, solely in the interest of the Acquiring Funds, and for the purpose of providing benefits to the Acquiring Fund. The Sub-Adviser will consider the factors that could affect the value of the Acquiring Fund’s investment in its determination on a vote.

The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Acquiring Funds. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

The Acquiring Trust is required to disclose annually each Acquiring Fund’s complete proxy voting record on Form N-PX. Each Acquiring Fund’s proxy voting record for the most recent 12-month period ended June 30th is available without charge upon request by calling 1-800-617-0004, on the Acquiring Funds’ website at https://twinoaketfs.com, or on the SEC’s website at www.sec.gov.

DETERMINATION OF NET ASSET VALUE

In accordance with procedures adopted by the Acquiring Board, the NAV per share of each Acquiring Fund is calculated by determining the value of the net assets attributed to the Fund and dividing by the number of outstanding shares of the Fund. All securities are valued on each Business Day as of the close of regular trading on the NYSE (normally, but not always, 4:00 p.m. Eastern Time) or such other time as the NYSE or National Association of Securities Dealers Automated Quotations System (“NASDAQ”) market may officially close. The term “Business Day” means any day the NYSE is open for trading, which is Monday through Friday except for holidays. The NYSE is generally closed on the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. The Acquiring Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a NAV other than a Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) shareholders based on the official closing NAV. The Acquiring Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, the Acquiring Funds may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The Acquiring Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (defined below) in calculating a Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Prices are generally determined using readily available market prices. Subject to the approval of the Acquiring Board, the Acquiring Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments. This may result in the investments being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on a Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Valuation Designee under the direction of the Acquiring Board.

The procedures used by any pricing service and its valuation results are reviewed by the officers of the Acquiring Trust under the general supervision of the Acquiring Board.

An Acquiring Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Acquiring Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Acquiring Fund shares.

PURCHASE AND REDEMPTION OF CREATION UNITS

Purchase and Issuance of Creation Units

The Acquiring Trust issues and sells shares of each Acquiring Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of an Acquiring Fund’s shares is calculated each business day as of the close of regular trading on the applicable Exchange, generally 4:00 p.m., Eastern Time. The Acquiring Fund will not issue fractional Creation Units. A Business Day is any day on which the applicable Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of the Acquiring Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, plus the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Acquiring Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Acquiring Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Acquiring Funds. The “Cash Component” is an amount equal to the difference between the NAV of an Acquiring Fund’s shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

An Acquiring Fund, through National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Acquiring Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of an Acquiring Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for an Acquiring Fund changes from time to time as rebalancing adjustments and corporate action events are reflected by the Adviser. The composition of the Deposit Securities will change in response to adjustments to the weighting or composition of the securities constituting an Acquiring Fund’s portfolio.

The Acquiring Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).

CASH PURCHASE METHOD. The Acquiring Trust may at its discretion permit full or partial cash purchases of Creation Units of the Acquiring Funds in instances permitted by the exemptive relief the Adviser is relying on in offering the Acquiring Funds. When full or partial cash purchases of Creation Units are available or specified for the Acquiring Funds, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Acquiring Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant” or “AP”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Transfer Agent” or “Fund Services”) and the Acquiring Trust, with respect to purchases and redemptions of Creation Units. Each AP will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Acquiring Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Acquiring Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase shares directly from the Acquiring Funds must be placed for one or more Creation Units in the manner set forth in the Participant Agreement (the “Cut-Off Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An AP may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Acquiring Funds in Creation Units have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such APs may have international capabilities.

On days when the applicable Exchange closes earlier than normal, the Acquiring Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which an Acquiring Fund’s investments are primarily traded is closed on any day, an Acquiring Fund will not accept orders on such day. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook. With respect to an Acquiring Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an AP should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

Fund Deposits must be delivered by an AP through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Acquiring Trust or its agents. With respect to foreign Deposit Securities, the Custodian will cause the subcustodian of such Acquiring Fund to maintain an account into which the AP will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Acquiring Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the AP in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Acquiring Fund or its agents by no later than the settlement date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the settlement date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Acquiring Fund.

The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern time on the settlement date, then the order may be deemed to be rejected and the AP will be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Acquiring Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Acquiring Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, an Acquiring Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The AP will be liable to the Acquiring Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Acquiring Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. An additional amount of cash will be required to be deposited with the Acquiring Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Acquiring Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Acquiring Trust to buy the missing Deposit Securities at any time. APs will be liable to the Acquiring Trust for the costs incurred by the Acquiring Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Acquiring Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Acquiring Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Acquiring Fund, and Non- Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the settlement date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Acquiring Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Acquiring Funds including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Acquiring Funds; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Acquiring Trust, be unlawful.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. The Acquiring Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, the Acquiring Funds may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Acquiring Funds. The Acquiring Funds may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Acquiring Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Acquiring Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for the Acquiring Funds is $300.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Acquiring Funds. Because an Acquiring Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Acquiring Funds, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with an Acquiring Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Acquiring Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF AN ACQUIRING FUND, THE ACQUIRING TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Acquiring Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Acquiring Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of the Acquiring Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form

(as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Acquiring Trust. With respect to in-kind redemptions of an Acquiring Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges. If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an AP by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an AP may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD. Although the Acquiring Trust does not ordinarily permit full or partial cash redemptions of Creation Units of an Acquiring Fund, when full or partial cash redemptions of Creation Units are available or specified for the Acquiring Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the AP will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. An Acquiring Fund may incur costs such as brokerage costs or taxable gains or losses that the Acquiring Fund might not have incurred if the redemption had been made in-kind. These costs may decrease an Acquiring Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if an Acquiring Fund had effected redemptions wholly on an in-kind basis.

REDEMPTION TRANSACTION FEES. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Acquiring Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, the Acquiring Funds may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Acquiring Funds. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Acquiring Fund Securities to the account of the Acquiring Trust. The Non-Standard Charges are payable to the Acquiring Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for the Acquiring Funds is $300.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an AP has transferred or caused to be transferred to the Acquiring Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Acquiring Trust is received by the Transfer Agent from the AP on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

The AP must transmit the request for redemption, in the form required by the Acquiring Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an AP which has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such AP. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to the Acquiring Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or AP acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the AP must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. If neither the redeeming Shareholder nor the AP acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Acquiring Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Acquiring Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Acquiring Funds may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Acquiring Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Acquiring Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Acquiring Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Acquiring Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Acquiring Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The AP may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an AP that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An AP may be required by the Acquiring Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Acquiring Funds may trade on the relevant exchange(s) on days that the applicable Exchange is closed or are otherwise not Business Days for such Acquiring Fund, shareholders may not be able to redeem their shares of the Acquiring Fund, or to purchase or sell shares of such Acquiring Fund on the applicable Exchange, on days when the NAV of such Acquiring Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Acquiring Funds (1) for any period during which the applicable Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the applicable Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Acquiring Funds or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information supplements and should be read in conjunction with the section in the Acquiring Funds’ Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect the Acquiring Funds and their shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of an Acquiring Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

It is the policy of the Acquiring Trust each fiscal year to distribute substantially all of an Acquiring Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Acquiring Fund expenses) and net capital gains (i.e., the excess of the Acquiring Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders.

Dividend Reinvestment Service

The Acquiring Funds will not make the DTC book-entry dividend reinvestment service available for use by beneficial owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Acquiring Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Acquiring Funds at NAV. Distributions reinvested in additional shares of the Acquiring Funds will nevertheless be taxable to beneficial owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

Taxes – General

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of the Prospectus and this SAI, respectively. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Each Acquiring Fund intends to qualify each year for treatment as, a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Acquiring Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Acquiring Fund must meet three important tests each year.

First, each Acquiring Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Acquiring Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which that Acquiring Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which that Acquiring Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of that Acquiring Fund’s total assets may be invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of (1) any one issuer (2) two or more issuers that the Acquiring Fund controls and that are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Acquiring Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Acquiring Fund intends to comply with these requirements. If an Acquiring Fund were to fail to make sufficient distributions, it could be liable for corporate income tax (which may include interest or penalties) and for excise tax (as discussed below) in respect of the shortfall or, if the shortfall is large enough and such Acquiring Fund does not satisfy the 90% distribution requirement described above, such Acquiring Fund could be disqualified as a regulated investment company. If for any taxable year an Acquiring Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions of capital gains) to the extent of an Acquiring Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Acquiring Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

An Acquiring Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, the Fund may designate the retained amount as undistributed capital gains in a written notice to its shareholders, who will be treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will (i) be required to report its pro rata share of such gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Certain of an Acquiring Fund’s hedging and derivatives transactions are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause an Acquiring Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the intended characterization of certain complex financial transactions and (vii) produce income that will not be treated as qualifying income for purposes of the 90% gross income test described above. These rules could therefore affect the character, amount and timing of distributions to shareholders and an Acquiring Fund’s status as a regulated investment company. Each Acquiring Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

An Acquiring Fund’s investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, such Fund’s yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to any non-U.S. taxes paid by such Fund.

Loss Carryforwards

For federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent years. As of May 31, 2026, the Target Funds had the following capital loss carryforwards for federal income tax purposes:

	Target Short Horizon Fund	Target Opportunities Fund
Short-term	$0	$166,727
Long-term	$0	$0
Total	$0	$166,727

State and Local Taxes

Although each Acquiring Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, an Acquiring Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Acquiring Board, the Adviser is responsible for decisions to buy and sell securities for the Acquiring Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Adviser has engaged the Sub-Adviser to perform certain responsibilities with respect to portfolio transactions and brokerage, as described below. On a daily basis, the Sub-Adviser may trade portfolio securities on behalf of an Acquiring Fund, and may select broker-dealers to execute purchase and sale transactions. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

In addition, the Sub-Adviser may place a combined order for two or more accounts they manage, including each of the Acquiring Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated by the Sub-Adviser in a manner that it deems equitable to, and consistent with its fiduciary obligations to, each participant under the circumstances. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Acquiring Funds and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on a Fund because the joint execution of orders could adversely affect the price or volume of the security that a Fund may obtain. The policy of an Acquiring Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Acquiring Funds’ policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser and the Sub-Adviser believe that a requirement always to seek the lowest commission cost could impede effective management and preclude the Adviser and the Sub-Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and Sub-Adviser rely on their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

In seeking to implement the Acquiring Funds’ policies, the Sub-Adviser conducts trades on behalf of the Acquiring Funds and effects transactions with brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The Sub-Adviser may face a potential conflict of interest if it were to use client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) of the Exchange Act permits the Adviser or the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, including the Acquiring Funds, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a fund whose trades generated the soft dollars used to purchase such products. The Sub-Adviser does not currently use Acquiring Fund assets for, or participate in, third-party soft dollar arrangements or receive proprietary research from full service brokers. The Sub-Adviser also does not “pay up” for the value of any such proprietary research. If, in the future, the Sub-Adviser were to obtain brokerage and research services from broker-dealers, it would do so in arrangements that are consistent with Section 28(e) of the Exchange Act.

No brokerage commission information is provided for the Acquiring Funds since the Acquiring Funds had not commenced operations prior to the date of this SAI.

Each Acquiring Fund is required to identify any securities of the Acquiring Trust’s regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Acquiring Funds as of the end of the most recent fiscal year. Information about the Acquiring Funds’ ownership of its regular broker-dealers is not provided as the Acquiring Funds had not commenced operations prior to the date of this SAI.

The following table lists the total amount of brokerage commissions paid by the Target Funds for the fiscal year ended May 31, 2026 and the fiscal period ended May 31, 2025.:

	For the Fiscal Year Ended 2026	For the Fiscal Period Ended 2025
Target Short Horizon Fund	$23,757	$1,907(1)
Target Opportunities Fund	$1,685	$53,903(2)

(1)	For the period August 19, 2024 (commencement of operations) through May 31, 2025.

(2)	For the period February 20, 2025 (commencement of operations) through May 31, 2025.

PORTFOLIO TURNOVER

Portfolio turnover measures the percentage of each Fund’s total portfolio market value that was purchased or sold during the period. Each Fund’s turnover rate provides an indication of how transaction costs (which are not included in each Fund’s expenses) may affect each Fund’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders.

Each Target Fund’s portfolio turnover rates for the two most recent fiscal years are stated below. Portfolio turnover rates could change significantly in response to turbulent market conditions.

	May 31, 2026	May 31, 2025
Target Short Horizon Fund*	0%	0%**
Target Opportunities Fund	2%	73%***

*Amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less are excluded from the portfolio turnover calculation. As these are the only types of instruments held by the Fund, the Fund does not report a portfolio turnover rate.

**For the fiscal period August 19, 2024 (commencement of operations) through May 31, 2025.

***For the fiscal period February 20, 2025 (commencement of operations) through May 31, 2025.

OTHER INFORMATION ABOUT THE FUNDS

CUSTODIAN

U.S. Bank, N.A., 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian (the “Custodian”) of each Acquiring Fund’s assets and is responsible for maintaining custody of each Acquiring Fund’s cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the Custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits. The Custodian and Fund Services are affiliates.

COUNSEL

Faegre Drinker Biddle & Reath LLP serves as counsel to the Acquiring Trust, and is located at One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., located at 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, serves as the Acquiring Funds’ independent registered public accountant. Cohen & Company, Ltd., provides audit services, and consultation in connection with review of SEC filings. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax return review and assistance.

ADMINISTRATOR

U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202, serves as the administrator (the “Administrator”) and provides various administrative and accounting services necessary for the operations of the Acquiring Funds. Services provided by the Administrator include facilitating general Acquiring Fund management; monitoring Acquiring Fund compliance with federal and state regulations; supervising the maintenance of each Acquiring Fund’s general ledger, the preparation of each Acquiring Fund’s financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. The Custodian, the Distributor and the Administrator are affiliates.

TRANSFER AGENT

U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202, serves as the Acquiring Funds’ transfer agent and dividend disbursing agent.

Previous Custodian, Administrator and Transfer Agent. U.S. Bank, N.A., located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, served as the custodian for the Target Funds. U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, served as the transfer agent, fund accountant, and administrator for the Target Funds.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Target Funds’ Annual Report to Shareholders for the fiscal year ended May 31, 2026 (the “Annual Report”) are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. The financial statements included in the Annual Report have been audited by Cohen & Company, Ltd., the Target Funds’ independent registered public accounting firm, whose report thereon also appears in the Annual Report and is incorporated by reference into this SAI. Such financial statements included in the Annual Report have been incorporated by reference herein in reliance upon such report given upon their authority as experts in accounting and auditing. Copies of the Annual Report and Semi-Annual Report may be obtained at no charge by calling [•].

APPENDIX A

COMPARISON OF THE INVESTMENT LIMITATIONS OF THE FUNDS

The Target Funds and the Acquiring Funds have adopted substantially similar fundamental investment limitations, which cannot be changed by the Target Trust or Acquiring Trust without shareholder approval. The Acquiring Funds have adopted a non-fundamental investment limitation, which may be changed by the Acquiring Trust’s Board without shareholder approval.

The investment limitations of the Target Funds and the Acquiring Funds are set forth below. Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

	Target Funds (Series of the Target Trust)	Acquiring Funds (Series of the Acquiring Trust)	Comparison
Fund Policies	Fundamental Limitations	Fundamental Limitations
Concentrating investments in a particular industry or group of industries

Invest 25% or more of the value of a Fund’s net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry.

Purchase securities of one or more issuers conducting their principal business activity in the same industry or group of industries, if immediately after such purchase the value of its investments in such industry would exceed 25% or more of its total assets provided that this restriction shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

Substantially similar.

	Target Funds (Series of the Target Trust)	Acquiring Funds (Series of the Acquiring Trust)	Comparison
Fund Policies	Fundamental Limitations	Fundamental Limitations
Borrowing money, except to the extent permitted by the 1940 Act	Borrow money, except to the extent permitted by the 1940 Act.

Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements provided that there is at least 300% asset coverage for the borrowings of the Fund. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. However, the amount shall not be in excess of lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund’s total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, futures contracts, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to derivatives instruments are not deemed to be a pledge or other encumbrance of assets. Securities held in escrow or separate accounts in connection with the Fund’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

Substantially similar.

	Target Funds (Series of the Target Trust)	Acquiring Funds (Series of the Acquiring Trust)	Comparison
Fund Policies	Fundamental Limitations	Fundamental Limitations
Making loans

Make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions.

Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan.

Substantially similar.
Underwriting securities of other issuers	Underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security.

Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

Substantially similar.
Purchasing or selling real estate

Purchase or sell real estate, provided that a Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts.

Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts.

Substantially similar.
Purchasing or selling commodities

Purchase or sell physical commodities, provided that a Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments.

		Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time.	Substantially similar.

	Target Funds (Series of the Target Trust)	Acquiring Funds (Series of the Acquiring Trust)	Comparison
Fund Policies	Fundamental Limitations	Fundamental Limitations
Issuing senior securities	Issue senior securities, except to the extent permitted by the 1940 Act.

Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements provided that there is at least 300% asset coverage for the borrowings of the Fund. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. However, the amount shall not be in excess of lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund’s total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, futures contracts, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to derivatives instruments are not deemed to be a pledge or other encumbrance of assets. Securities held in escrow or separate accounts in connection with the Fund’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

Substantially similar.

	Target Funds (Series of the Target Trust)	Acquiring Funds (Series of the Acquiring Trust)	Comparison
Fund Policies	Fundamental Limitations	Fundamental Limitations
Investing as a diversified fund (Target Short Horizon Fund)

The Target Short Horizon Fund is classified as a diversified fund under the 1940 Act as such, it may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, except that up to 25% of the Fund’s total assets taken at current value may be invested without regard to such 5% limitation; provided, however, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

Acquire more than 10% of the voting securities of any issuer.

The Acquiring Short Horizon Fund will not, with respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Substantially similar except that the Acquiring Fund will exclude shares of investment companies from this restriction.

Target Funds (Series of the Target Trust)	Acquiring Funds (Series of the Acquiring Trust)
Non-Fundamental Limitations	Non-Fundamental Limitations
N/A

Acquire any illiquid asset if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

APPENDIX B

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market.  The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings.  The obligor’s capacity to meet its financial commitments on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

 Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

 Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term deposit ratings may be adjusted for loss severity.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1  Typically, this means a time-frame of up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

1 A long-term rating can also be used to rate an issue with short maturity.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The Morningstar DBRS® Ratings Limited (“Morningstar DBRS”) short-term obligation ratings provide Morningstar DBRS’ opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by Morningstar DBRS for commercial paper and short-term debt:

 “R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

 “R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

 “R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

 “R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

 “R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

 “R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

 “R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events, and the certainty of meeting such obligations could be impacted by a variety of developments.

 “R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

 “R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

 “D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods.  Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings.  The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

 Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.   A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

 Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more.  Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations, obligation and/or program.

 The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to “AAA” ratings and ratings below the “CCC” category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The Morningstar DBRS long-term credit ratings provide opinions on risk of default. Morningstar DBRS considers risk of default to be the risk that an issuer will fail to satisfy the financial obligations in accordance with the terms under which a long-term obligation has been issued. The obligations rated in this category typically have a term of one year or longer.  All rating categories from AA to CCC contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by Morningstar DBRS for long-term debt:

 “AAA” – Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

 “AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

 “A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

 “BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

 “BB” – Long-term debt rated “BB” is of speculative, non-investment-grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

 “B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

 “CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

 “D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods.  Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

• Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits.  These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

For variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments.  The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment

obligation rating uses the VMIG scale.    Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years.  If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt, securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

Morningstar DBRS offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on Morningstar DBRS’ quantitative and qualitative analysis in accordance with applicable methodologies and criteria.  They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. Morningstar DBRS issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued.  Morningstar DBRS credit ratings are determined by credit rating committees.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Indemnification of Registrant’s Trustees, officers, advisor, distributor, custodian, administrator, transfer agent and accounting services provider against certain stated liabilities is provided for in the following documents:

(a) Section 12 of the Form of Investment Advisory Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC in exhibit (6)(a), as previously filed and incorporated herein by reference.

(b) Section 12 of the Investment Advisory Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC in exhibit (6)(c), as previously filed and incorporated herein by reference.

(c) Section 12 of the Investment Advisory Agreement (Torray Fund) between the Registrant and Torray, LLC in exhibit (6)(e), as previously filed and incorporated herein by reference.

(d) Section 12 of the Investment Advisory Agreement (Longview Advantage ETF, Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners in exhibits (6)(g) and (6)(ee), as previously filed and incorporated herein by reference.

(e) Section 12 of the Investment Advisory Agreement (First Eagle ETFs) between the Registrant and First Eagle Investment Management, LLC in exhibit (6)(i), as previously filed and incorporated herein by reference.

(f) Section 12 of the Investment Advisory Agreement (Tweedy, Browne Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC in exhibit (6)(k), as previously filed and incorporated herein by reference.

(g) Section 12 of the Investment Advisory Agreement (Advent Convertible Bond ETF) between the Registrant and Advent Convertible Bond ETF in exhibit (6)(m), as previously filed and incorporated herein by reference.

(h) Section 12 of the Investment Advisory Agreement (Twin Oak Enhanced Credit ETF) between the Registrant and Twin Oak ETF Company in exhibit (6)(n), as previously filed and incorporated herein by reference.

(i) Section 12 of the Investment Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF, Twin Oak Endure ETF, Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF) between the Registrant and Twin Oak ETF Company in exhibit (6)(q), as previously filed and incorporated herein by reference.

(j) Section 12 of the Investment Advisory Agreement (Pathfinder Focused Opportunities ETF, Pathfinder Disciplined US Equity ETF, Polen Dividend Income ETF and Polen International Dividend Income ETF) between the Registrant and Opal Capital LLC in exhibit (6)(ff), as previously filed and incorporated herein by reference.

(k) Section 12 of the Form of Investment Advisory Agreement (M.D. Sass Concentrated Value ETF) between the Registrant and M.D. Sass, LLC in exhibit (6)(jj), to be filed by amendment.

(l) Section 12 of the Form of Investment Advisory Agreement (The Snowball ETF) between the Registrant and Exchange Traded Concepts, LLC in exhibit (6)(nn), as previously filed and incorporated herein by reference.

(m) Section 12 of the Investment Advisory Agreement (Equity Partners ETF) between the Registrant and Seven Post Investment Office LP, in exhibit (6)(ss), as previously filed and incorporated herein by reference.

(n) Section 12 of the Investment Advisory Agreement (Synera Funds Japan Active+ ETF) between the Registrant and Millburn Ridgefield LLC, in exhibit (6)(yy) as previously filed and incorporated herein by reference.

(o) Sections 7 and 8 of the Distribution Agreement (Penn Capital Funds) in exhibit (7)(a), as previously filed and incorporated herein by reference.

(p) Sections 9 and 10 of the Distribution Agreement in exhibit (7)(b), as previously filed and incorporated herein by reference.

(q) Article X, Section 10.01 of the Custody Agreement in exhibit (9)(a), as previously filed and incorporated herein by reference.

(r) Section 6 of the Fund Administration Servicing Agreement in exhibit (13)(a), as previously filed and incorporated herein by reference.

(s) Section 8 of the Transfer Agent Servicing Agreement and Exhibit C thereto in exhibit (13)(b), as previously filed and incorporated herein by reference.

(t) Section 9 of the Fund Accounting Servicing Agreement in exhibit (13)(c), as previously filed and incorporated herein by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS

(1)               Charter Documents:

(a)                Certificate of Trust is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 13, 2014.

(b)               Certificate of Amendment to Certificate of Trust is incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 16 on Form N-1A as filed with the SEC via EDGAR on August 16, 2022.

(c)                Amended and Restated Agreement and Declaration of Trust dated October 21, 2015 is incorporated herein by reference to the Registrant’s Pre-Effective Registration Statement No. 3 on Form N-1A as filed with the SEC via EDGAR on November 18, 2015.

(2)               Bylaws, as amended, are incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 15 on Form N-1A as filed with the SEC via EDGAR on October 29, 2021.

(3)               Not applicable.

(4)               Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference.

(5)               Instruments Defining Rights of Security Holders are incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Bylaws, as amended.

(6)               Investment Advisory Contracts.

(a)                Investment Advisory Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

(b)               Form of Expense Limitation Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 to the Registrant’s Registration Statement (No. 333-200168) filed on January 31, 2025.

(c)                Investment Advisory Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2022.

(d)               Expense Limitation Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registrant’s Registration Statement (No. 333-200168) filed on December 20, 2022.

(e)                Investment Advisory Agreement (Torray Fund) between the Registrant and Torray Investment Partners LLC (f/k/a Torray LLC) is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

(f)                Expense Limitation Agreement (Torray Fund) between the Registrant and Torray Investment Partners LLC (f/k/a Torray LLC) is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

(g)               Investment Advisory Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 74 to the Registrant’s Registration Statement (No. 333-200168) filed on November 21, 2025.

(h)               Form of Expense Limitation Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 66 to the Registrant’s Registration Statement (No. 333-200168) filed on August 25, 2025.

(i)                 Investment Advisory Agreement (First Eagle ETFs) between the Registrant and First Eagle Investment Management, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

(j)                 Investment Sub-Advisory Agreement (First Eagle ETFs) among Registrant, First Eagle Investment Management, LLC, and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

(k)               Expense Limitation Agreement (First Eagle ETFs) between Registrant and First Eagle Investment Management, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

(l)                 Investment Advisory Agreement (Tweedy, Browne Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 to the Registrant’s Registration Statement (No. 333-200168) filed on December 18, 2024.

(m)             Investment Sub-Advisory Agreement (Tweedy, Browne Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 to the Registrant’s Registration Statement (No. 333-200168) filed on December 18, 2024.

(n)               Investment Advisory Agreement (Advent Convertible Bond ETF) between Registrant and Advent Capital Management, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 56 to the Registrant’s Registration Statement (No. 333-200168) filed on April 11, 2025.

(o)               Investment Advisory Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 61 to the Registrant’s Registration Statement (No. 333-200168) filed on May 27, 2025.

(p)               Investment Sub-Advisory Agreement (Twin Oak Enhanced Credit ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 333-200168) filed on May 30, 2025.

(q)               Expense Limitation Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 333-200168) filed on May 30, 2025.

(r)                Investment Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(s)                Investment Sub-Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 333-200168) filed on May 30, 2025.

(t)                 Expense Limitation Agreement (Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 333-200168) filed on May 30, 2025.

(u)               Investment Advisory Agreement (MUFG Japan Small Cap Active ETF) between Registrant and Clearbrook Investment Consulting, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 333-200168) filed on August 24, 2026.

(v)               Investment Sub-Advisory Agreement (MUFG Japan Small Cap Active ETF) between Clearbrook Investment Consulting, LLC and Mitsubishi UFJ Trust and Banking Corporation is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 74 to the Registrant’s Registration Statement (No. 333-200168) filed on November 21, 2025.

(w)             Investment Trading Advisory Agreement (MUFG Japan Small Cap Active ETF) between Clearbrook Investment Consulting, LLC and Exchange Traded Concepts, LLC will be filed by amendment.

(x)               Investment Sub-Advisory Agreement (Wayfinder Dynamic U.S. Interest Rate ETF, Wayfinder U.S. Dispersion ETF, Wayfinder Gold ETF, Wayfinder Oil ETF, Wayfinder U.S. Market Better Beta ETF, and Wayfinder Saber ETF) between Gladius Capital Management LP and Vident Advisory, LLC (d/b/a Vident Asset Management) is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 333-200168) filed on October 31, 2025.

(y)               Investment Advisory Agreement (Wayfinder Dynamic U.S. Interest Rate ETF, Wayfinder U.S. Dispersion ETF, Wayfinder Gold ETF, Wayfinder Oil ETF, Wayfinder U.S. Market Better Beta ETF, and Wayfinder Saber ETF) between Registrant and Gladius Capital Management LP is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 333-200168) filed on October 31, 2025.

(z)                Expense Limitation Agreement (Wayfinder Dynamic U.S. Interest Rate ETF, Wayfinder U.S. Dispersion ETF, Wayfinder Gold ETF, Wayfinder Oil ETF, Wayfinder U.S. Market Better Beta ETF, and Wayfinder Saber ETF) between Registrant and Gladius Capital Management LP is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 333-200168) filed on October 31, 2025.

(aa)            Addendum No. 1 to Investment Advisory Agreement (Tweedy, Browne International Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

(bb)           Addendum No. 1 to Investment Sub-Advisory Agreement (Tweedy, Browne International Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

(cc)            Addendum No. 1 to Investment Advisory Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF

and Twin Oak Hedged Opportunities ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(dd)           Addendum No. 1 to Investment Sub-Advisory Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(ee)            Expense Limitation Agreement (Advent Convertible Bond ETF) between Registrant and Advent Capital Management, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 74 to the Registrant’s Registration Statement (No. 333-200168) filed on November 21, 2025.

(ff)              Investment Advisory Agreement (Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(gg)           Investment Advisory Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) between the Registrant and Opal Capital LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 81 to the Registrant’s Registration Statement (No. 333-200168) filed on January 20, 2026.

(hh)           Investment Sub-Advisory Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) between Opal Capital LLC and Vident Asset Management is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 81 to the Registrant’s Registration Statement (No. 333-200168) filed on January 20, 2026.

(ii)               Investment Advisory Agreement among Gladius Capital Management LP, Wayfinder Gold Offshore Limited and Wayfinder Oil Offshore Limited is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(jj)               Investment Advisory Agreement among Gladius Capital Management LP and Wayfinder Oil Offshore Limited is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(kk)           Form of Investment Advisory Agreement (M.D. Sass Concentrated Value ETF) between the Registrant and M.D. Sass, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (No. 333-200168) filed on February 4, 2026.

(ll)               Form of Investment Sub-Advisory Agreement (M.D. Sass Concentrated Value ETF) between M.D. Sass, LLC and Tidal Investments LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (No. 333-200168) filed on February 4, 2026.

(mm)      Expense Limitation Agreement (Twin Oak Enhanced Fixed Income ETF and Twin Oak Hedged Opportunities ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(nn)           Expense Limitation Agreement (Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(oo)           Form of Investment Advisory Agreement (The Snowball ETF) between the Registrant and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 87 to the Registrant’s Registration Statement (No. 333-200168) filed on March 24, 2026.

(pp)           Form of Investment Sub-Advisory Agreement (The Snowball ETF) between Exchange Traded Concepts, LLC and Snowball Advisors, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 87 to the Registrant’s Registration Statement (No. 333-200168) filed on March 24, 2026.

(qq)           Addendum No. 2 to Investment Advisory Agreement (Twin Oak Apex Opportunities ETF and Twin Oak Horizons ETF) between Registrant and Twin Oak ETF Company will be filed by amendment.

(rr)              Addendum No. 2 to Investment Sub-Advisory Agreement (Twin Oak Apex Opportunities ETF and Twin Oak Horizons ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC will be filed by amendment.

(ss)             Investment Advisory Agreement (Equity Partners ETF) between the Registrant and Seven Post Investment Office LP is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2026.

(tt)               Investment Sub-Advisory Agreement (Equity Partners ETF) between Seven Post Investment Office LP and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2026.

(uu)           Expense Limitation Agreement (Equity Partners ETF) between Registrant and Seven Post Investment Office LP is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2026.

(vv)           Expense Limitation Agreement (Twin Oak Strategic Solutions ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 81 to the Registrant’s Registration Statement (No. 333-200168) filed on January 20, 2026.

(ww)       Expense Limitation Agreement (Twin Oak Active Opportunities II ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (No. 333-200168) filed on February 4, 2026.

(xx)           Expense Waiver Agreement (Tweedy, Browne Insider + Value ETF) between Registrant and Tweedy, Browne Company LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (No. 333-200168) filed on February 4, 2026.

(yy)           Investment Advisory Agreement (Synera Funds Japan Active+ ETF) between the Registrant and Millburn Ridgefield LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2026.

(zz)            Investment Sub-Advisory Agreement (Synera Funds Japan Active+ ETF) between Millburn Ridgefield LLC and Sumitomo Mitsui Asset Management Americas, Inc. is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2026.

(aaa)        Investment Sub-Advisory Agreement (Synera Funds Japan Active+ ETF) between Millburn Ridgefield LLC and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2026.

(bbb)       Investment Sub-Advisory Agreement (Synera Funds Japan Active+ ETF) between Millburn Ridgefield LLC and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2026.

(ccc)        Expense Limitation Agreement (Synera Funds Japan Active+ ETF) between Registrant and Millburn Ridgefield LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2026.

(ddd)       Addendum No. 1 to Investment Advisory Agreement (Polen Dividend Income ETF and Polen International Dividend Income ETF) between the Registrant and Opal Capital LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2026.

(eee)        Investment Sub-Advisory Agreement (Polen Dividend Income ETF and Polen International Dividend Income ETF) between the Opal Capital LLC and Polen Capital Management, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2026.

(fff)           Addendum No. 3 to Investment Advisory Agreement (Park Edge Adaptive Risk ETF) between Registrant and Twin Oak ETF Company will be filed by amendment.

(ggg)       Addendum No. 3 to Investment Sub-Advisory Agreement (Park Edge Adaptive Risk ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC will be filed by amendment.

(hhh)       Investment Sub-Advisory Agreement (Park Edge Adaptive Risk ETF) between Twin Oak ETF Company and Park Edge Advisors, LLC will be filed by amendment.

(iii)            Investment Advisory Agreement (Longview Advantage US Equity ETF and Longview Advantage Expected Return ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners will be filed by amendment.

(jjj)            Expense Limitation Agreement (Longview Advantage US Equity ETF and Longview Advantage Expected Return ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners will be filed by amendment.

(kkk)       Investment Advisory Agreement (Twin Oak Short Horizon Absolute Return ETF and Twin Oak Active Opportunities ETF) between the Registrant and Twin Oak ETF Company will be filed by amendment.

(lll)            Investment Sub-Advisory Agreement (Twin Oak Short Horizon Absolute Return ETF and Twin Oak Active Opportunities ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC will be field by amendment.

(mmm) Expense Limitation Agreement (MUFG Japan Small Cap Active ETF) between the Registrant and Clearbrook Investment Consulting, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 333-200168) filed on August 24, 2026.

(7)               Underwriting Contracts.

(a)                Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 21, 2022 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

1.                   Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 30, 2022 is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 333-200168) filed on December 21, 2023.

2.                   Second Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated December 6, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

3.                   Third Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated April 30, 2024 is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement (No. 333-200168) filed on September 13, 2024.

4.                   Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated August 31, 2025 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

(b)               ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 25, 2022 is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement (No. 333-200168) filed on December 27, 2022.

1.                   Amendment to ETF Distribution Agreement dated September 27, 2024 is incorporated herein by reference to Post Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

2.                   Amendment to ETF Distribution Agreement dated January 29, 2025 is incorporated herein by reference to Post Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

3.                   Amendment to ETF Distribution Agreement dated February 28, 2025 is incorporated herein by reference to Post Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 333-200168) filed on July 31, 2026.

4.                   Amendment to ETF Distribution Agreement dated May 15, 2025 is incorporated herein by reference to Post Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

5.                   Amendment to ETF Distribution Agreement dated November 26, 2025 is incorporated herein by reference to Post Effective Amendment No. 81 to the Registrant’s Registration Statement (No. 333-200168) filed on January 20, 2026.

6.                   Amendment to ETF Distribution Agreement dated March 11, 2026 is incorporated herein by reference to Post Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 333-200168) filed on June 10, 2026.

7.                   Amendment to ETF Distribution Agreement will be filed by amendment.

(8)               Not applicable.

(9)               Custodian Agreement.

(a)                 Custody Agreement between Registrant and U.S. Bank National Association dated October 22, 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

1.                   Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated July 17, 2017 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 333-200168) filed on October 27, 2017.

2.                   Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated June 24, 2021 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement (No. 333-200168) filed on October 29, 2021.

3.                   Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated July 22, 2022 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

4.                   Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated December 7, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

5.                   Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated December 28, 2022 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

6.                   Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated October 22, 2024 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

7.                   Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated February 21, 2025 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

8.                   Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated May 16, 2025 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

9.                   Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated June 11, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

10.              Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated September 5, 2025 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

11.              Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated November 28, 2025 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement (No. 333-200168) filed on December 19, 2025.

12.              Amendment to the Custody Agreement between Registrant and U.S. Bank Association dated January 20, 2026 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 333-200168) filed on June 10, 2026.

13.              Amendment to the Custody Agreement between Registrant and U.S. Bank Association dated February 23, 2026 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 333-200168) filed on June 10, 2026.

14.              Amendment to the Custody Agreement between Registrant and U.S. Bank Association dated May 21, 2026 is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 333-200168) filed on July 31, 2026.

15.              Amendment to Custody Agreement between the Registrant and U.S. Bank National Association will be filed by amendment.

(10)           12b-1 Plans

(a)                Form of Shareholder Servicing Plan is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

(b)               Plan of Distribution pursuant to Rule 12b-1 (P/E Global Enhanced International Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

(c)                Plan of Distribution pursuant to Rule 12b-1 (P/E Global Enhanced International Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

(d)               Plan of Distribution pursuant to Rule 12b-1 (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF, Twin Oak Enhanced Credit ETF, Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF, and Twin Oak Hedged Opportunities ETF, Twin Oak Apex Opportunities ETF, Twin Oak Horizons ETF and Synera Funds Japan Active+ ETF) is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 333-200168) filed on July 31, 2026.

(e)                Plan of Distribution pursuant to Rule 12b-1 (Pathfinder Focused Opportunities ETF, Pathfinder Disciplined US Equity ETF, Polen Dividend Income ETF and Polen International Dividend Income ETF) is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(f)                Plan of Distribution pursuant to Rule 12b-1 (The Snowball ETF) is incorporated herein by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement (No. 333-200168) filed on March 24, 2026.

(g)               Plan of Distribution pursuant to 12b-1 (Equity Partners ETF) is incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement (No. 333-200168) filed on May 11, 2026.

(h)               Plan of Distribution pursuant to Rule 12b-1 (Pathfinder Disciplined Midcap Equity ETF) will be filed by amendment.

(i)                 Plan of Distribution pursuant to Rule 12b-1 (Park Edge Adaptive Risk ETF) will be filed by amendment.

(j)                 Plan of Distribution pursuant to Rule 12b-1 (Longview Advantage US Equity ETF and Longview Advantage Expected Return ETF)  will be filed by amendment.

(k)               Plan of Distribution pursuant to Rule 12b-1 (Twin Oak Short Horizon Absolute Return ETF and Twin Oak Active Opportunities ETF) will be filed by amendment.

(l)                 Amended Rule 18f-3 Plan will be filed by amendment.

(11)

(a)                Opinion and Consent of Counsel will be filed by amendment.

(b)               Form of Opinion and Consent of Counsel regarding tax matters will be filed by amendment.

(12)

(a)                Consent of independent registered public accounting firm will be filed by amendment.

(13)           Other Material Contracts.

(a)                 Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 13, 2014.

1.                   Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 333-200168) filed on October 27, 2017.

2.                    Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement (No. 333-200168) filed on October 29, 2021.

3.                   Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 2, 2021 is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement (No. 333-200168) filed on August 16, 2022.

4.                   Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 1, 2022 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

5.                   Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

6.                   Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

7.                   Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

8.                   Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

9.                   Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

10.              Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

11.              Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

12.              Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated November 28, 2025 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement (No. 333-200168) filed on December 19, 2025.

13.              Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 20, 2026 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 333-200168) filed on June 10, 2026.

14.              Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated February 23, 2026 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 333-200168) filed on June 10, 2026.

15.              Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 21, 2026 is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 333-200168) filed on July 31, 2026.

16.              Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(b)               Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

1.                    Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 333-200168) filed on October 27, 2017.

2.                   Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement (No. 333-200168) filed on October 29, 2021.

3.                   Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 22, 2022 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

4.                   Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

5.                   Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

6.                   Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

7.                   Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

8.                   Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

9.                   Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

10.              Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

11.              Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated November 28, 2025 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement (No. 333-200168) filed on December 19, 2025.

12.              Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 20, 2026 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 333-200168) filed on June 10, 2026.

13.              Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated February 23, 2026 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 333-200168) filed on June 10, 2026.

14.              Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 21, 2026 is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 333-200168) filed on July 31, 2026.

15.              Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(c)                Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

1.                   Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 333-200168) filed on October 27, 2017.

2.                   Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement (No. 333-200168) filed on October 29, 2021.

3.                   Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 1, 2022 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

4.                   Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

5.                   Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

6.                   Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

7.                   Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

8.                   Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

9.                   Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

10.              Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

11.              Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated November 28, 2025 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement (No. 333-200168) filed on December 19, 2025.

12.              Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 20, 2026 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 333-200168) filed on June 10, 2026.

13.              Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated February 23, 2026 is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 333-200168) filed on June 10, 2026.

14.              Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 21, 2026 is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 333-200168) filed on July 31, 2026.

15.              Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(14)           Not applicable.

(15)           Not applicable.

(16)           Powers of Attorney are filed herewith.

(17)           Initial Capital Agreements.

(a)                Initial Capital Agreement (Penn Capital Funds) between PENN Capital Funds Trust and PENN Capital Management Company, Inc. dated November 2, 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

(b)               Initial Capital Agreement (P/E Global Enhanced International Fund) between Registrant and Mary Napthal dated December 19, 2022 is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2022.

(c)                Initial Capital Agreement (Torray Fund) between Registrant and Torray LLC dated December 8, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

(d)               Initial Capital Agreement (Longview Advantage ETF) between Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners dated February 20, 2025 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

(e)                Initial Capital Agreement (First Eagle ETFs) between Registrant and First Eagle Investment Management, LLC dated December 12, 2024 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

(f)                Initial Capital Agreement (Tweedy, Browne Insider + Value ETF) between Registrant and John D. Spears Revocable Trust dated December 16, 2024 is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement (No. 333-200168) filed on December 18, 2025.

(g)               Initial Capital Agreement (Advent Convertible Bond ETF) between Registrant and Advent Capital Management, LLC dated April 9, 2025 is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement (No. 333-200168) filed on April 11, 2025.

(h)               Initial Capital Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company dated May 27, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

(i)                 Initial Capital Agreement (Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company dated May 28, 2025 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

(j)                 Form of Initial Capital Agreement (Twin Oak Active Opportunities II ETF and the Twin Oak Active Opportunities III ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 333-200168) filed on May 30, 2025.

(k)               Initial Capital Agreement (MUFG Japan Small Cap Active ETF) between Registrant and Clearbrook Investment Consulting, LLC Company dated July 1, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

(l)                 Initial Capital Agreement (Wayfinder Dynamic U.S. Interest Rate ETF) between Registrant and Gladius Capital Management LP dated October 31, 2025 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 333-200168) filed on October 31, 2025.

(m)             Initial Capital Agreement (Wayfinder U.S. Dispersion ETF, the Wayfinder Gold ETF, the Wayfinder Oil ETF, the Wayfinder U.S. Market Better Beta ETF, and the Wayfinder Saber ETF) will be filed by amendment.

(n)               Initial Capital Agreement (Tweedy, Browne International Insider + Value ETF) dated August 21, 2025 is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement (No. 333-200168) filed on August 25, 2025.

(o)               Form of Initial Capital Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, and Twin Oak Hedged Opportunities ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(p)               Initial Capital Agreement (Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF) will be filed by amendment.

(q)               Initial Capital Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) dated December 22, 2025 between Registrant and Opal Capital LLC is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(r)                Form of Initial Capital Agreement (M.D. Sass Concentrated Equities ETF) between Registrant and M.D. Sass LLC is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (No. 333-200168) filed on February 4, 2026.

(s)                Form of Initial Capital Agreement (The Snowball ETF) between Registrant and Exchange Traded Concepts, LLC is incorporated herein by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement (No. 333-200168) filed on March 24, 2026.

(t)                 Initial Capital Agreement (Twin Oak Apex Opportunities ETF and Twin Oak Horizons ETF) will be filed by amendment.

(u)               Initial Capital Agreement (Equity Partners ETF) will be filed by amendment.

(v)               Initial Capital Agreement (Twin Oak Strategic Solutions ETF) dated January 13, 2026 between Registrant and Twin Oak ETF Company is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement (No. 333-200168) filed on January 20, 2026.

(w)             Initial Capital Agreement (Synera Funds Japan Active+ ETF) will be filed by amendment.

(x)               Initial Capital Agreement (Polen Dividend Income ETF and Polen International Dividend Income ETF) will be filed by amendment.

(y)               Initial Capital Agreement (Pathfinder Disciplined Midcap Equity ETF) will be filed by amendment.

(z)                Initial Capital Agreement (Park Edge Adaptive Risk ETF) will be filed by amendment.

(aa)            Initial Capital Agreement (Longview Advantage US Equity ETF and Longview Advantage Expected Return ETF) will be filed by amendment.

(bb)           Proxy Card will be filed by amendment.

(18)           Not Applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) this Registration Statement has been signed on behalf of the Registrant by the undersigned, thereto duly authorized, in the City of Short Hills and State of New Jersey on August 25, 2026.

THE RBB FUND TRUST

By:	/s/ Steven Plump
Steven Plump
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Steven Plump	President (Principal Executive	August 25, 2026
Steven Plump	Officer)

/s/ James G. Shaw	Chief Financial Officer (Principal	August 25, 2026
James G. Shaw	Financial and Accounting Officer)

*Gregory P. Chandler	Trustee	August 25, 2026
Gregory P. Chandler

*Lisa A. Dolly	Trustee	August 25, 2026
Lisa A. Dolly

*Nicholas A. Giordano	Trustee	August 25, 2026
Nicholas A. Giordano

*Arnold M. Reichman	Trustee	August 25, 2026
Arnold M. Reichman

*Robert Sablowsky	Trustee	August 25, 2026
Robert Sablowsky

*Brian T. Shea	Trustee	August 25, 2026
Brian T. Shea

*Martha A. Tirinnanzi	Trustee	August 25, 2026
Martha A. Tirinnanzi

*By:	/s/ James G. Shaw
James G. Shaw
Attorney-in-Fact

Exhibit Index

(16)	Powers of Attorney